UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	June 30, 2008

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2008

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1

Fund Performance	17

Expense Example	19

Investment Advisory Agreement Approval	24

Portfolio of Investments:

Money Market	28

Flexible Income	32

Balanced	58

Utilities	78

Dividend Growth	80

Equally-Weighted S&P 500	84

Capital Growth	97

Focus Growth	100

Capital Opportunities	102

Global Equity	105

Mid Cap Growth	109

Financial Statements:

Statements of Assets and Liabilities	114

Statements of Operations	116

Statements of Changes in Net Assets	118

Notes to Financial Statements	126

Financial Highlights	142

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008

Dear Shareholder,

The global financial markets remained volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the U.S. housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. The U.S. Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 200 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear Stearns — once the country's fifth largest investment bank — in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in fixed income spread sectors and global equities alike. In April, the Fed reduced the target federal funds rate another 25 basis points to 2.0% but held the rate steady at its next meeting in June, citing the need to maintain a balance between supporting the economy while limiting inflationary pressures. By that time, inflation had become a significant global concern as food and particularly oil prices continued to escalate. A deteriorating outlook for global economic growth also began to weigh more heavily on the markets. As the period was coming to a close, new credit concerns emerged in the U.S. market, prompting expectations of further writedowns in the financial sector while questions remained as to when the still-weak housing market might begin to recover. Overall, given the uncertain environment throughout the six-month period, all but the high-quality government bond markets generally declined.

Domestic Equity Overview

The turbulence in global capital markets was reflected in the U.S. equity market. As measured by the S&P 500®, U.S. equities fell by 11.91% during the first six months of 2008, with the majority of sectors in the red. Financials continued to suffer as the credit crisis and related writedowns undermined both reported earnings as well as investor confidence in any near-term improvement. With declining housing prices and falling employment in the broader economy, consumer-related sectors and stocks also performed poorly on investor fears of declining spending. Telecommunications services rounded out the worst performing sectors for the period, as troubles at several high-profile and alternative wireless carriers combined with the weak outlook for consumers in general to drag down performance.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Not all segments of the market performed poorly, however. Commodity prices remained high, with many reaching new records during the period. As a result, the materials sector was one of two in the broader market to gain during the period. The other — energy — was similarly bolstered by rising prices.

In terms of market capitalization and style, performance differed only in the degree of negative returns during the period. Small-capitalization stocks (as measured by the Russell 2000® Index) fell by less than their large-capitalization peers. Value generally fell by more than growth, owing largely to the effect of poorly performing financials.

Fixed Income Overview

The credit and liquidity issues plaguing the market during much of the period led investors to shun risky assets in favor of the relatively safe haven of U.S. Treasury securities, boosting their performance while driving spreads in other sectors considerably wider. Although most spread sectors enjoyed a rebound from April through mid-June, they subsequently retreated again as investors paused to reassess the outlook for the economy and the markets. As a result, Treasuries outperformed all other sectors of the fixed income market for the six-month period.

The mortgage sector saw some relief in April and May but overall posted disappointing returns. Non-agency mortgages continued to suffer the most as the availability of these non-traditional mortgages with more lenient terms has sharply diminished in the wake of the subprime market crisis.

In the corporate bond market, credit spreads tightened in the second quarter of the year after widening considerably in the first quarter. In fact, the investment grade corporate sector posted its best monthly return on record in April. As the period was coming to a close, however, investors began demanding additional compensation for owning riskier assets, causing credit spreads to widen again. Overall, investment grade credit outperformed high yield for the six-month period as the flight to quality led higher rated securities to outperform those with lower ratings. Within the investment grade sector, industrial and utilities were the top performers, while financials continued to lag as many financial institutions recognized significant losses on mortgage-related securities.

International Equity Overview

With concerns about slowing global growth and rising inflation intensifying over the six-month period, all major regional equity markets declined.

In Europe, economic growth was lackluster but remained above recessionary levels. That said, the European Central Bank viewed inflation as the predominant near-term threat and, unlike the Fed, held

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

interest rates steady during the period. Business sentiment continued to deteriorate and the housing markets in the U.K. and Spain continued to decline. Although European equities saw a recovery in the second quarter of 2008, the markets retreated in June on renewed speculation that central banks may raise interest rates, a worsening housing market and languishing earnings for retailers.

Although Japan remained out of favor with investors early in the period amid weak housing data and political noise, Japanese equities advanced strongly beginning in mid-March along with the global equity rally. Driving investors' renewed confidence were attractive valuations both on a historically relative and absolute basis, and the healthier balance sheets of Japanese banks (given their low exposure to the U.S. credit crisis). However, during the last three weeks of the period, stocks declined sharply on fears of global inflation, renewed credit concerns and most importantly a rapidly slowing global economy.

Emerging market equities' decline was in line with that of developed markets during the period (as measured by the MSCI Emerging Markets Index and the MSCI World Index, respectively). Overall, investors continued to worry about inflation leading to monetary tightening policies and slower economic growth across the global emerging markets. Despite the broad group's decline, Latin America performed well, while all major Asian markets fell during the period.

Balanced Portfolio

For the six-month period ended June 30, 2008, Balanced Portfolio Class X shares produced a total return of – 9.19% outperforming the Russell 1000® Value Index1, which returned – 13.57% and underperforming the Lehman Brothers U.S. Government/Credit Index2, which returned 0.98%. For the same period, the Portfolio's Class Y shares returned – 9.28%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The financials sector, in which the Portfolio was well positioned, was a key area of outperformance for the Portfolio relative to the Russell 1000® Value Index for the period. Although the sector lost value on an absolute basis, holdings in insurance stocks declined less than those in the Russell 1000® Value Index.

1  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

2  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Further, the Portfolio had lower exposure to banks and regional banks, which were some of the worst performing segments in the financials sector. The consumer staples sector also added to relative results, due to stock selection and the resulting overweight allocation in the sector. In particular, a large holding in a food and staples retailer performed well because the retailer effectively positioned itself for an economic downturn and saw an increase in consumers shopping at its stores. Finally, the technology sector was the third strongest contributor to relative performance. Within the sector, stock selection was particularly beneficial, as the Portfolio held an internet company that rallied following an announcement of a potential acquisition bid and a software and services company that began to turn around after lagging for some time.

However, the Portfolio did not fare so well in other areas during the period. An underweight allocation in the energy sector hampered relative performance. As energy continued to be the top performing sector in the Russell 1000® Value Index, the Portfolio's minimal exposure produced proportionately less gain than that of the Index. Stock selection in the industrials sector was disadvantageous due to the poor performance of an electrical engineering company that announced a large writedown early in 2008. The consumer discretionary sector was another area of weakness, largely in media stocks which suffered in an environment of increased competition.

In the fixed income portion of the Portfolio, the primary detractor from performance was an allocation to non-agency mortgage securities, a group of securities not represented in the Lehman Brothers U.S. Government/Credit Index. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Portfolio's yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year. Additionally, an underweight position in investment-grade corporate bonds was beneficial given the corporate sector's underperformance amid ongoing writedowns by many financial institutions during the period. This corporate bond positioning led to an overweight allocation to Treasury securities, which was also beneficial given the flight to quality that persisted throughout much of the period.

As of the end of the reporting period, the Portfolio held 64% in stocks and 36% in bonds.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Capital Opportunities Portfolio

For the six-month period ended June 30, 2008, Capital Opportunities Portfolio Class X shares produced a total return of – 5.84% outperforming the Russell 3000® Growth Index3, which returned – 9.04%. For the same period, the Portfolio's Class Y shares returned – 5.95%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's outperformance of the Russell 3000® Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

Stock selection and an underweight allocation in the health care sector had the largest positive effect on relative returns for the six-month period. Here, the main areas of strength were holdings in medical systems stocks and drugs and pharmaceuticals stocks. An avoidance of weak-performing health care management services stocks also benefited returns. Further contributing to positive relative performance were stock selection and an overweight allocation in the other energy sector, with the strong returns solely due to two large holdings in the Portfolio. Within the materials and processing sector, the Portfolio held a large position in a leading agriculture chemicals and seed company which added to relative return, as did an overweight allocation in the sector overall.

Elsewhere, the Portfolio had a few positions with disappointing results over the six-month period. The main detractors from relative performance were stock selection and an overweight allocation in the consumer discretionary sector, with weakness in commercial services, consumer electronics, and retail holdings. Stock selection and an underweight position in the technology sector also diminished relative gains, primarily due to selection in communications technology stocks. Although an overweight allocation in the utilities sector was advantageous, the positive contribution was more than offset by unfavorable stock selection in a single telecommunications company.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the technology sector. Relative to the Russell 3000® Growth Index, the Portfolio held overweights in the consumer discretionary and materials and processing sectors, and an underweight in the technology sector.

3  The Russell 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2008 continued

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Capital Growth (formerly Growth) Portfolio

For the six-month period ended June 30, 2008, Capital Growth (formerly Growth) Portfolio Class X shares produced a total return of – 9.96% underperforming the Russell 1000® Growth Index4, which returned – 9.06%. For the same period, the Portfolio's Class Y shares returned – 10.06%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's underperformance relative to the Russell 1000® Growth Index was attributable to stock selection. However, sector allocations, which derive solely from stock selection, were a positive contributor to relative returns.

Stock selection and an overweight allocation in the consumer discretionary sector were the key detractors for the six-month period, namely in commercial services, retail, consumer electronics, and hotel/motel holdings. Although an overweight allocation in the utilities sector was beneficial, the positive effect was more than offset by underperformance from stock selection, primarily within telecommunications and water companies. Another area of weakness was stock selection in the autos and transportation sector. While an overweight allocation in the sector added to relative value, stock selection in miscellaneous transportation stocks dampened performance.

Positive results elsewhere helped to offset some of the relative underperformance. Stock selection and an overweight position in the materials and processing sector were the largest contributors to relative returns for the period. Within the sector, holdings in an agriculture fishing and ranching company as well as a steel company were especially additive. Stock selection in the other energy sector was also advantageous. The Portfolio held two large positions in crude oil producers which drove the outperformance in the sector.

4  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the financials sector. Relative to the Russell 1000® Growth Index, the Portfolio held overweights in all three sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the six-month period ended June 30, 2008, Dividend Growth Portfolio Class X shares produced a total return of – 11.45% outperforming the S&P 500®5, which returned – 11.91%. For the same period, the Portfolio's Class Y shares returned – 11.53%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributors to relative performance were in the energy, health care, and utilities sectors. Soaring energy prices led to stronger-than-expected earnings for the energy holdings in the Portfolio. In addition, overweight positions in the energy and technology sectors further added value to the Portfolio's relative performance.

The main detractors from relative performance during the period were in the financial services sector. Although the Portfolio benefited from a relative underweight in the financial services sector, holdings in companies that lowered their earnings growth projections for 2008 were the primary sources of weakness within the sector. The Portfolio was also negatively affected by unfavorable stock selection in the consumer staples sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

5  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Equally-Weighted S&P 500 Portfolio

For the six-month period ended June 30, 2008, the Equally-Weighted S&P 500 Portfolio Class X shares produced a total return of – 11.09% underperforming the Standard & Poor's Equal Weight Index6, which returned – 10.86%. For the same period, the Portfolio's Class Y shares returned – 11.20%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

As market turmoil continued, nine out of ten sectors in the S&P Equal Weight Index (the "Index"), and therefore the Portfolio, had negative returns in the first six months of 2008. Particularly hard hit were the financials, consumer discretionary and telecommunications services sectors, as well as information technology, consumer staples and industrials. The credit crunch and ongoing downgrades of financial companies continued to impact the financials sector during the period, where the full extent of losses is still unclear. At the same time, higher unemployment and declining consumer confidence with no sign of stabilization in the U.S. housing market led to the negative performance of consumer-oriented stocks.

However, rising commodity prices and especially high energy prices provided a boost for the energy sector. On a stock basis, the highest returning holdings in the overall Portfolio were dominated by energy stocks.

Since the Index and the Portfolio are equally-weighted, the overall contribution of each sector reflects its absolute performance. As such, energy contributed the most to the Portfolio's return for the period, while financials and information technology were the largest detractors.

Other performance trends within the Portfolio and the Index during the period included the underperformance of value stocks within the large- and mid-capitalization segments, as investors sought larger, higher-quality companies (many of which are classified as growth stocks) in an environment of slowing economic growth.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

6  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500®, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Flexible Income Portfolio

For the six-month period ended June 30, 2008, Flexible Income Portfolio Class X shares produced a total return of – 8.01% underperforming the Lehman Brothers Intermediate U.S. Government/Credit Index7, which returned 1.43%. For the same period, the Portfolio's Class Y shares returned – 8.25%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary detractor from the Portfolio's performance was an out-of-benchmark allocation to non-agency mortgage securities. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers — those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Portfolio's yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year. Additionally, underweight positions in both investment-grade and high-yield corporate bonds were beneficial given the corporate sector's underperformance amid ongoing writedowns by many financial institutions during the period. This corporate bond positioning led to an overweight allocation to Treasury securities, which was also beneficial given the flight to quality that persisted throughout much of the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

7  The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Focus Growth Portfolio

For the six-month period ended June 30, 2008, Focus Growth Portfolio Class X shares produced a total return of – 7.88% outperforming the Russell 1000® Growth Index8 , which returned – 9.06%. For the same period, the Portfolio's Class Y shares returned – 8.01%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's outperformance relative to the Russell 1000® Growth Index was primarily attributable to sector allocations, which are a result of our bottom-up stock selection process rather than top-down sector calls. However, stock selection slightly detracted from relative performance.

Stock selection and a resulting overweight position in the materials and processing sector were the largest contributors to relative returns for the six-month period. Within the sector, a holding in agriculture fishing and ranching drove the outperformance. Stock selection and an overweight allocation in the other energy sector were also advantageous, entirely due to the strong performance of one of the Portfolio's top holdings. The technology sector further added to relative gains, with contributions from both stock selection and an underweight allocation in the sector. Here, areas of strength included computer services software, communications technology, and computer technology holdings, while an avoidance of weak-performing semiconductor stocks also helped.

However, other investments had a negative impact on relative performance. Stock selection and an overweight allocation in the consumer discretionary sector were the key detractors for the period, driven by poor results from consumer electronics, commercial services, and retail holdings. Despite benefiting from an overweight position in the financial services sector, stock selection there hampered relative performance, especially in diversified financial services stocks and securities brokerage and services stocks. Although an overweight in the utilities sector was advantageous, the positive contribution was more than offset by unfavorable stock selection in a single telecommunications company.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the technology sector. Relative to the Russell 1000®

8  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2008 continued

Growth Index, the Portfolio held overweights in the consumer discretionary and materials and processing sectors, and an underweight in the technology sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Equity Portfolio

For the six-month period ended June 30, 2008, Global Equity Portfolio Class X shares produced a total return of – 17.54% underperforming the MSCI World Index9, which returned – 10.57%. For the same period, the Portfolio's Class Y shares returned – 17.64%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio is constructed in a bottom-up fashion, in which the portfolio management team selects companies which they believe have the potential to deliver long-term outperformance. While the Portfolio's country and sector allocations are simply a consequence of where the team finds attractive opportunities, differences in country and sector allocations versus the MSCI World Index can have a notable impact on the Portfolio's short-term performance relative to the benchmark. That was certainly the case during the period under review, in which the Portfolio's sector allocations were particularly detrimental to relative returns. In particular, the Portfolio's underweight positions in the energy and materials sectors were significant drivers of relative underperformance, as these sectors were the two best performing groups in the MSCI World Index during the period. This weakness was partially offset by an underweight position in the financials sector, which helped dampen the negative influence of the sector's slide. At a country level, the negative influences of overweight allocations in Hong Kong and Greece overwhelmed the positive contribution of an overweight position in Mexico.

Security selection within sectors and countries was also hurtful to relative performance. Although selections in the health care and telecommunication services sectors were beneficial, the lost value from security

9  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

selection in the financials and consumer staples sectors weighed on relative performance. From a country perspective, stock selections in Canada, Singapore and Australia were unfavorable to relative performance, despite modestly helpful selection in Greece.

Additionally, several other factors contributed to performance relative to the MSCI World Index during the period. Given that the Portfolio has typically owned a considerable proportion of small- and mid-cap stocks, the Portfolio was hurt by the underperformance of those segments relative to large-cap stocks during the period. However, the Portfolio received a boost from its emerging markets exposure, as emerging markets outpaced developed markets during the period. In contrast, the MSCI World Index does not include representation from emerging markets stocks and therefore did not receive the same benefit. Finally, the stronger performance of growth stocks relative to value stocks was additive in that most stocks in the Portfolio are characterized as growth stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth (formerly Developing Growth) Portfolio

For the six-month period ended June 30, 2008, Mid Cap Growth (formerly Developing Growth) Portfolio Class X shares produced a total return of – 9.72% underperforming the Russell Midcap® Growth Index10, which returned – 6.81%. For the same period, the Portfolio's Class Y shares returned – 9.83%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's underperformance relative to the Russell Midcap® Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

In particular, the combined effect of stock selection and an overweight allocation in the consumer discretionary sector was the largest relative detractor for the six-month period. Within the sector, the key areas of weakness were retail, hotel/motel, and communications and media stocks. Stock selection in the materials and processing sector was also disadvantageous. Here, stock picking within building materials, engineering

10  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2008 continued

and contracting services, and real estate companies had a negative impact. Additionally, stock selection in the financial services sector detracted, due to a holding in a securities brokerage and services stock.

However, the Portfolio benefited from other investments during the period. Stock selection in the health care sector was the largest positive contributor to relative returns for the six-month period. Within the sector, the Portfolio was bolstered by selection in medical systems and an avoidance of weaker areas such as health care management services. Stock selection and an underweight position in the utilities sector added value, due to a holding in gas distributors and the avoidance of electrical equipment stocks. Also, stock selection and an underweight position in the technology sector further supported relative results. A lack of exposure to communications technology and computer technology stocks, as well as our stock selection in miscellaneous technology companies, were the Portfolio's main strengths within the sector.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the other energy and financial services sectors. Relative to the Russell Midcap® Growth Index, the Portfolio held an overweight in the consumer discretionary sector and underweight positions in the other energy and financial services sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2008, the Money Market Portfolio had net assets of more than $158 million with an average portfolio maturity of 49 days. For the seven-day period ended June 30, 2008, the Portfolio's Class X shares provided an effective annualized yield of 2.37% and a current yield of 2.34%, while its 30-day moving average yield for June was 2.37%. For the six-month period ended June 30, 2008, the Portfolio's Class X shares returned 1.54%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2008, the Portfolio's Class Y shares provided an effective annualized yield of 2.13% and a current yield of 2.11%, while its 30-day moving average yield for June was 2.12%. For the six-month period ended June 30, 2008, the Portfolio's Class Y shares returned 1.42%. Past performance is no guarantee of future results.

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Letter to the Shareholders ■ June 30, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Throughout the reporting period, the Portfolio continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long-standing policy of purchasing only high quality, liquid, money market securities. Reflecting this conservative approach, the Portfolio did not contain any derivative securities during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Utilities Portfolio

For the six-month period ended June 30, 2008, Utilities Portfolio Class X shares produced a total return of – 4.38% underperforming the S&P 500® Utilities Index11, which returned – 2.76% and outperforming the S&P 500®12, which returned – 11.91%. For the same period, the Portfolio's Class Y shares returned – 4.51%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary driver of the Portfolio's performance relative to the S&P 500® Utilities Index was its out-of-benchmark holdings in the telecommunications sector. The sector's returns were dragged down by poor results at several wireless companies, some of which carried high debt loads. While the Portfolio's stock selection was relatively strong in the sector due to its avoidance of these troubled companies, its exposure to telecommunications in general suffered from generally negative investor sentiment toward the sector during the period.

11  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

12  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2008 continued

Stock selection was weaker in the electric utilities sector, where we focused on more conservative and highly regulated companies. During the period, investors preferred companies with greater pricing power from either nuclear generation capabilities or other means, leading these more aggressive names to outperform. The Portfolio also had modest emerging markets exposure, which underperformed during the period.

Other positions were more positive for performance. The Portfolio was overweight in gas utilities, with an emphasis on storage and pipeline companies. Both the overweight and stock selection added to relative returns. The Portfolio also benefited from a modest overweight position in independent power producers, which were boosted by an increase in pricing in tandem with rising prices for natural gas.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

The Portfolios discussed in this report are only available through the purchase of a variable insurance product.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Ronald E. Robison
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  June 30, 2008 continued

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2008

Average Annual Total Returns—Period Ended June 30, 2008(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Balanced	(10.66)%	7.10%	4.52%	7.99%	11/9/1994
Capital Growth	(0.20)	9.86	3.31	7.43	11/9/1994
Capital Opportunities	2.68	17.01	2.16	4.03	1/21/1997
Dividend Growth	(13.36)	6.12	2.63	9.02	11/9/1994
Equally-Weighted S&P 500	(16.98)	9.65	6.53	10.54	11/9/1994
Flexible Income	(6.08)	3.25	2.22	3.70	11/9/1994
Focus Growth	1.99	9.58	4.29	10.30	11/9/1994
Global Equity	(13.03)	10.54	5.12	7.16	11/9/1994
Mid Cap Growth	(1.25)	16.55	7.40	11.50	11/9/1994
Money Market	4.04	2.98	3.37	3.92	11/9/1994
Utilities	2.08	16.42	8.20	11.38	11/9/1994

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class X shares will vary from the Performance of Class Y shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2008

Average Annual Total Returns—Period Ended June 30, 2008(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Balanced	(10.92)%	6.83%	N/A%	5.11%	7/24/2000
Capital Growth	(0.40)	9.58	N/A	(1.63)	7/24/2000
Capital Opportunities	2.43	16.72	N/A	(6.80)	7/24/2000
Dividend Growth	(13.55)	5.87	N/A	3.28	7/24/2000
Equally-Weighted S&P 500	(17.18)	9.37	N/A	6.20	7/24/2000
Flexible Income	(6.44)	2.98	N/A	2.65	7/24/2000
Focus Growth	1.75	9.31	N/A	(1.61)	7/24/2000
Global Equity	(13.25)	10.25	N/A	1.85	7/24/2000
Mid Cap Growth	(1.50)	16.25	N/A	1.87	7/24/2000
Money Market	3.78	2.72	N/A	2.66	7/24/2000
Utilities	1.82	16.13	N/A	3.36	7/24/2000

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class Y shares will vary from the Performance of Class X shares due to differences in expenses.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2008

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2008 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (1.54% return)	$1,000.00	$1,015.40	$2.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$2.82
Class Y
Actual (1.42% return)	$1,000.00	$1,014.20	$4.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.84	$4.07

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.56% and 0.81% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-8.01% return)	$1,000.00	$919.90	$3.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.58	$3.32
Class Y
Actual (-8.25% return)	$1,000.00	$917.50	$4.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.34	$4.57

   @  Expenses are equal to the Portfolio's annualized expense ratios of 0.66% and 0.91% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-9.19% return)	$1,000.00	$908.10	$3.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.97
Class Y
Actual (-9.28% return)	$1,000.00	$907.20	$4.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.22

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.79% and 1.04% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.80% and 1.05% for Class X and Class Y, respectively.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2008 continued

Utilities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-4.38% return)	$1,000.00	$956.20	$3.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.13	$3.77
Class Y
Actual (-4.51% return)	$1,000.00	$954.90	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$5.02

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.75% and 1.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-11.45% return)	$1,000.00	$885.50	$3.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.33	$3.57
Class Y
Actual (-11.53% return)	$1,000.00	$884.70	$4.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.09	$4.82

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.71% and 0.96% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Equally-Weighted S&P 500

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-11.09% return)	$1,000.00	$889.10	$1.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46
Class Y
Actual (-11.20% return)	$1,000.00	$888.00	$2.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$2.72

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.29% and 0.54% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2008 continued

Capital Growth (formerly Growth)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-9.96% return)	$1,000.00	$900.40	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.18	$3.72
Class Y
Actual (-10.06% return)	$1,000.00	$899.40	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.74% and 0.99% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.75% and 1.00% for Class X and Class Y shares, respectively.

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-7.88% return)	$1,000.00	$921.20	$3.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.28	$3.62
Class Y
Actual (-8.01% return)	$1,000.00	$919.90	$4.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.04	$4.87

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.72% and 0.97% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Capital Opportunities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-5.84% return)	$1,000.00	$941.60	$4.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.14	$4.77
Class Y
Actual (-5.95% return)	$1,000.00	$940.50	$5.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.02

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.95% and 1.20% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2008 continued

Global Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-17.54% return)	$1,000.00	$824.60	$4.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.12
Class Y
Actual (-17.64% return)	$1,000.00	$823.60	$5.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.37

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.02% and 1.27% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.03% and 1.28% for Class X and Class Y shares, respectively.

Mid Cap Growth (formerly Developing Growth)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Class X
Actual (-9.72% return)	$1,000.00	$902.80	$3.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.43	$3.47
Class Y
Actual (-9.83% return)	$1,000.00	$901.70	$4.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.19	$4.72

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.69% and 0.94% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.70% and 0.95% for Class X and Class Y, respectively.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser to the Utilities Portfolio, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios' Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and the Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group") for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel.

With respect to the Balanced, Global Equity, Capital Opportunities, Mid-Cap Growth (formerly known as Developing Growth), Flexible Income, Focus Growth and Capital Growth (formerly Growth) Portfolios, the Board concluded that each Portfolio's performance was competitive with that of its performance peer group.

With respect to the Dividend Growth Portfolio, the Board noted the portfolio management change and, with respect to the Utilities Portfolio, the Board noted that portfolio management will change on June 30, 2008. The Board concluded it was appropriate to give management time to improve performance.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

With respect to the Money Market and Equally-Weighted S&P 500 Portfolios, the Board noted that the Adviser is evaluating various alternatives to improve performance and concluded it appropriate to refer to management.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by each Portfolio under the Management Agreement.

With respect to the Dividend Growth, Capital Growth (formerly Growth), Balanced, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Mid-Cap Growth (formerly Developing Growth) Flexible Income and Money Market Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the Global Equity and Focus Growth Portfolios, the Board noted that the management fee rates were higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios. With respect to the Focus Growth Portfolio, the Board noted that the Portfolio's management fee rate and total expense ratio were lower than the average management fee rate and total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. With respect to the Global Equity Portfolio, the Board noted that the management fee rate was lower than the average management fee rate for the expense peer group, but that the total expense ratio, although higher than the expense peer group, was acceptable for the quality of services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to its expense peer group.

With respect to the Dividend Growth, Balanced, Utilities, Equally-Weighted S&P 500, Mid-Cap Growth (formerly Developing Growth), Focus Growth, Capital Growth (formerly Growth) and Flexible Income Portfolios, the Board concluded that each Portfolio's management fee rate and total expense ratio were competitive with those of its expense peer group.

With respect to the Global Equity, Capital Opportunities and Money Market Portfolios, the Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio's management fee schedule under the Management Agreement.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

With respect to the Dividend Growth, Balanced, Utilities, Equally-Weighted S&P 500, Capital Opportunities, Mid-Cap Growth (formerly Developing Growth), Focus Growth, Capital Growth (formerly Growth) and Money Market Portfolios, the Board noted that each Portfolio's management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio's management fee and noted that each fee, as a percentage of the Portfolio's net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio's management fee would reflect economies of scale as assets increase.

With respect to the Global Equity and Flexible Income Portfolios, the Board noted that the management fee schedules do not include breakpoints. The Board noted that the Portfolios' assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex. The Board considered the "float" benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser's affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2008 continued

funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios.

With respect to the Dividend Growth, Balanced, Global Equity, Utilities, Capital Opportunities, Mid-Cap Growth (formerly Developing Growth), Focus Growth and Capital Growth (formerly Growth) Portfolios, the Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Equally-Weighted S&P 500 Portfolio, the Board recognized that the Portfolio's commissions are used to pay for execution services only.

With respect to the Flexible Income and Money Market Portfolios, the Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios' Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and the shareholders to approve renewal of the Management Agreement for another year (or, in the case of the Sub-Advisory Agreement for the Utilities Portfolio, initially approved for a year).

Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (51.5%)
	Asset-Backed - Auto (4.0%)
$2,332	DaimlerChrysler Revolving Auto Conduit LLC Series I	2.76 - 2.86%	07/14/08 - 08/11/08	$2,327,565
2,000	FCAR Owner Trust	3.01	08/04/08	1,994,333
2,000	New Center Asset Trust	3.37	07/31/08	1,994,400
				6,316,298
	Asset-Backed - Consumer (3.5%)
3,069	Gemini Securitization Corp., LLC*	2.66 - 2.90	07/22/08 - 09/22/08	3,052,187
800	Mont Blanc Cap Corp.*	2.71	07/09/08	799,520
294	Regency Markets No 1, LLC*	2.76	07/15/08	293,686
450	Sheffield Receiving Corp.*	2.95	07/01/08	450,000
1,000	Thames Asset Global Securities*	2.90	07/01/08	1,000,000
				5,595,393
	Asset-Backed - Corporate (2.7%)
1,555	Ciesco, LLC*	2.71	08/15/08	1,549,772
1,800	Eureka Securitization, Inc.*	2.77 - 3.06	07/07/08 - 07/23/08	1,797,773
1,000	Tulip Funding Corp.*	2.86	07/28/08	997,862
				4,345,407
	Asset-Backed - Diversified (4.9%)
520	Alpine Securitization*	2.71	07/16/08	519,415
2,000	Chariot Funding, LLC*	2.82	07/10/08	1,998,590
1,300	Clipper Receiving Co., LLC*	3.25	07/01/08	1,300,000
750	Erasmus Capital Corp.*	2.64	07/22/08	748,849
1,199	Falcon Asset Securitization, LLC*	2.71	08/05/08	1,195,853
1,290	Jupiter Securitization*	2.80	07/01/08	1,290,000
646	Yorktown Capital, LLC*	2.80	08/06/08	644,191
				7,696,898
	Asset-Backed - Securities (9.8%)
5,970	Amstel Funding Corp.*	2.88 - 3.09	07/21/08 - 09/15/08	5,938,277
6,700	Cancara Asset Securitisation LLC*	2.95 - 3.07	07/02/08 - 09/19/08	6,681,196
3,000	Solitaire Funding, LLC*	3.09	07/24/08 - 08/25/08	2,988,689
				15,608,162
	Banking (5.6%)
1,500	Bank of America Corp	2.85	10/22/08	1,486,770
5,500	Citigroup Funding Inc.	2.78 - 3.02	08/04/08 - 08/28/08	5,479,834
2,000	HSBC USA Inc.	2.68	09/15/08	1,988,811
				8,955,415

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Financial Conglomerates (2.8%)
$4,500	General Electric Capital Corp.	2.50 - 4.00%	08/15/08 - 12/05/08	$4,468,054
	International Banks (18.2%)
1,500	Bank of Ireland*	2.79	07/03/08	1,499,769
2,500	Barclays U.S. Funding LLC	2.83 - 3.05	07/16/08 - 08/27/08	2,493,487
258	BNP Paribas	2.69	10/01/08	256,253
600	DnB Norway Bank ASA*	2.76	07/15/2008	599,358
6,500	KBC Financial Products International*	2.90 - 3.02	07/03/08 - 08/13/08	6,484,309
2,400	Natexis Banques POP US	2.81	08/04/08	2,393,696
5,165	Royal Bank of Scotland Group*	2.88 - 4.57	07/02/08 - 11/14/08	5,125,206
1,500	Santander Central Hispano Finance (Delaware) Inc.	2.79	07/11/08	1,498,854
3,600	Societe General N.A., Inc.	2.73 - 2.80	08/06/08 - 08/12/08	3,587,326
2,000	Swedbank AB	2.92 - 3.08	07/29/08 - 09/11/08	1,991,828
871	Swedbank Mortgage AB	2.81 - 3.10	07/22/08 - 08/27/08	867,631
2,022	UBS Finance (Delaware) LLC	2.90 - 3.25	07/11/08 - 09/19/08	2,017,610
				28,815,327
	Total Commercial Paper (Cost $81,800,954)			81,800,954
	Certificate of Deposit (38.2%)
	Domestic Banks (0.9%)
1,500	HSBC Bank USA	2.66	10/09/08	1,500,000
	International Banks (37.3%)
2,000	Allied Irish Banks plc - NY	2.70	07/23/08	2,000,565
2,000	Banco Bilbao Vizcaya - NY	2.70 - 2.72	07/07/08 - 08/22/08	2,000,159
2,000	Banco Santander SA - NY	3.00	07/31/08	2,000,016
3,000	Bank of Montreal - Chicago	3.00 - 3.10	07/07/08 - 07/17/08	3,000,321
1,000	Bank of Nova Scotia - NY	5.40	7/07/08	999,959
5,000	Bank of Scotland - HBOS	2.65 - 3.04	07/10/08 - 11/12/08	5,001,258
2,200	Barclays Bank plc	2.82	07/18/08	2,200,941
650	BNP Paribas	2.80	09/12/08	649,799
3,000	Calyon - NY	2.72 - 2.95	07/14/08 - 10/14/08	3,000,571
5,225	Canadian Imperial Bank of Commerce	2.70 - 2.91	07/10/08 - 08/26/08	5,225,890
1,500	DEPFA Bank plc - NY	2.70	07/01/08	1,500,000
2,000	Dexia Credit Local	2.75	07/11/08	2,000,000
3,500	Fortis Bank - NY	2.61 - 2.90	07/21/08 - 09/30/08	3,500,000
1,000	Intesa Sanpaolo SpA	2.92	10/08/08	1,000,000
4,400	NATIXIS	3.00 - 3.52	07/10/08 - 08/04/08	4,400,918
4,750	Nordea Bank Finland - NY	2.75 - 3.31	10/22/08 - 10/24/08	4,774,066

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$500	Rabobank Nederland - NY	2.55%		07/14/08	$499,997
1,000	Royal Bank of Scotland plc	2.88		11/03/08	1,000,252
1,000	Skandinaviska Enskilda	2.80		07/03/08	1,000,095
3,500	Societe General	2.86 - 2.88		08/22/08 - 09/29/08	3,500,000
3,400	Svenska Handelsbanken - NY	2.75 - 2.98		08/07/08 - 10/09/08	3,412,001
3,500	Toronto - Dominion Bank	2.75		08/14/08 - 09/15/08	3,500,000
3,000	UBS AG	2.90 - 3.25		07/11/08 - 09/19/08	3,000,178
					59,166,986
	Total Certificate of Deposit (Cost $60,666,986)				60,666,986
	Floating Rate Notes (5.9%)
	Domestic Bank (0.9%)
1,500	Wachovia Bank NA	2.91	†	07/04/08‡	1,500,000
	Finance - Automotive (0.6%)
900	American Honda Finance Corp	3.01	†	09/18/08‡	900,044
	International Banks (3.8%)
1,000	Bank of Nova Scotia - NY	3.17	†	08/06/08‡	1,000,000
1,000	Bank of Scotland HBOS	2.72	†	07/17/08‡	999,871
1,000	Barclays Bank plc	3.13	†	09/09/08‡	1,000,000
1,500	Deutsche Bank AG	3.01	†	09/22/08‡	1,500,000
1,500	Fortis Bank - NY	2.65	†	09/30/08‡	1,500,000
					5,999,871
	U.S. Government Agency (0.6%)
1,000	Federal Home Loan Banks	3.16	†	01/23/09‡	1,000,183
	Total Floating Rate Notes (Cost $9,400,098)				9,400,098
	Bankers' Acceptance (0.2%)
327	J.P. Morgan Chase & Co. (Cost $326,557)	3.82		07/14/08	326,557
	Bank Notes (1.3%)
1,000	US Bank NA - Cincinnati	2.72		09/15/08	999,945
1,000	Wells Fargo Bank NA	2.50		07/31/08	1,000,000
	Total Bank Notes (Cost $1,999,945)				1,999,945

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Corporate Bond Note (1.0%)
$1,500	Wachovia Corp. (Cost $1,501,225)	2.75%	08/15/08	$1,501,225
	U.S. Government Agency (0.6%)
1,000	Federal Home Loan Mortgage Corp. (Cost $987,240)	2.68	12/22/08	987,240
	Total Investments (Cost $156,683,005) (a)		98.7%	156,683,005
	Other Assets in Excess of Liabilities		1.3	2,024,503
	Net Assets		100.0%	$158,707,508

  *  Resale is restricted to qualified institutional investors

  †  Rate shown is the rate in effect at June 30, 2008.

  ‡  Date of next interest rate reset.

  (a)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE**

1 - 30 Days	37.5%
31 - 60 Days	28.7
61 - 90 Days	15.3
91 - 120 Days	13.2
121 - 180 Days	5.3

**  As a percentage of total market value.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Government & Corporate Bonds (94.7%)
		Foreign (18.0%)
		Argentina (0.1%)
		Foreign Government Obligations
	$54	Republic of Argentina (b)(c)(d)	8.28%		12/31/33	$34,085
		Australia (0.1%)
		Other Metals/Minerals
	35	Rio Tinto Fin USA Ltd	6.50		07/15/18	35,170
		Bermuda (0.4%)
		Insurance Brokers/Services
	200	Catlin Insurance Co., Ltd. - 144A*	7.249	(a)	**	146,196
		Brazil (1.6%)
		Foreign Government Obligations (1.5%)
	200	Banco Nac De Desen Econo - 144A*	6.369		06/16/18	200,000
	14	Federal Republic of Brazil	8.00		01/15/18	15,582
	90	Federal Republic of Brazil	11.00		08/17/40	119,137
	280	Federal Republic of Brazil	6.00		01/17/17	286,160
						620,879
		Major Banks (0.1%)
BRL	70	Banco ABN AMRO	16.20		02/22/10	44,757
		Total Brazil				665,636
		Canada (1.2%)
		Financial Conglomerates (0.0%)
	$10	Brookfield Asset Management Inc.	5.80		04/25/17	8,945
		Integrated Oil (0.1%)
	30	Petro - Canada	6.05		05/15/18	29,619
		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	535
		Oil & Gas Pipelines (0.5%)
	230	Kinder Morgan Finance Co.	5.70		01/05/16	205,850
		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	90,960
		Other Transportation (0.4%)
	140	CHC Helicopter Corp.	7.375		05/01/14	145,950
		Total Canada				481,859

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Cayman Islands (0.5%)
		Property - Casualty Insurers
	$200	Mantis Reef Ltd. - 144A*	4.692%		11/14/08	$199,252
		Denmark (0.4%)
		Telecommunications
	80	Nordic Telecommunications Holdings - 144A*	8.875		05/01/16	78,800
EUR	60	TDC AS	6.50		04/19/12	90,641
		Total Denmark				169,441
		Equador (0.1%)
		Foreign Government Obligations
	$50	Republic of Ecuador - 144A*	10.00		08/15/30	48,875
		France (0.5%)
		Major Telecommunications (0.2%)
	70	France Telecom S.A.	8.50		03/01/31	84,965
		Media Conglomerates (0.2%)
	85	Vivendi - 144A*	6.625		04/04/18	84,519
		Oilfield Services/Equipment (0.1%)
	25	CIE Gener de Geophysique S.A.	7.50		05/15/15	25,062
		Total France				194,546
		Ghana (0.3%)
		Foreign Government Obligations
	100	Republic of Ghana - 144A*	8.50		10/04/17	103,250
		Indonesia (0.4%)
		Pulp & Paper (0.2%)
	264	Tjiwi Kimia Finance BV - 144A*	0.00	(a)	04/28/27	17,136
	22	Tjiwi Kimia Finance BV - 144A*	4.827	(a)	04/28/15	17,154
	107	Tjiwi Kimia Finance BV - 144A*	4.827	(a)	04/28/18	38,954
						73,244
		Foreign Government Obligations (0.2%)
	100	Republic of Indonedia - 144A*	7.75		01/17/38	94,500
		Total Indonesia				167,744
		Ireland (0.3%)
		Wireless Telecommunications
	120	VIP Finance (VimpelCom) - 144A*	9.125		04/30/18	118,238

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Israel (0.3%)
		Electrical Products
	$148	Ormat Funding Corp.	8.25%		12/30/20	$146,028
		Japan (4.2%)
		Foreign Government Obligations
JPY	183,000	Japan (Government of)	1.00		06/15/09	1,727,761
		Luxembourg (0.6%)
		Major Telecommunications (0.3%)
	$30	Telecom Italia Capital SA	4.00		11/15/08	29,998
	80	Telecom Italia Capital SA	4.00		01/15/10	78,953
						108,951
		Steel (0.3%)
	40	ArcelorMittal - 144A*	6.125		06/01/18	39,162
	100	Evraz Group SA - 144A*	9.50		04/24/18	100,750
						139,912
		Total Luxembourg				248,863
		Mexico (1.4%)
		Foreign Government Obligations (0.6%)
MXN	456	Mexican Fixed Rate Bond	9.50		12/18/14	45,277
	$61	United Mexican States Corp	8.375		01/14/11	66,856
	72	United Mexican States Corp	5.625		01/15/17	72,936
	80	United Mexican States Corp	6.75		09/27/34	85,080
						270,149
		Oil & Gas Production (0.7%)
	170	Pemex Project Funding Master Trust - 144A*	4.076	(a)	06/15/10	171,105
	110	Pemex Project Funding Master Trust - 144A*	5.75		03/01/18	109,175
						280,280
		Telecommunications (0.1%)
	40	Axtel SA	11.00		12/15/13	42,800
		Total Mexico				593,229
		Netherlands (0.9%)
		Electric Utilities (0.2%)
	85	E.ON International Finance BV - 144A*	5.80		04/30/18	83,540
		Gas (0.2%)
	100	Intergas Finance BV	6.375		05/14/17	89,625

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Major Telecommunications (0.3%)
	$25	Deutsche Telekom International Finance Corp. NV	8.25%	06/15/30	$28,760
	70	Telefonica Europe BV	8.25	09/15/30	80,576
					109,336
		Oil - Exploration & Production (0.2%)
	100	KazMunaiGaz Finance Sub - 144A*	9.125	07/02/18	99,875
		Total Netherlands			382,376
		Peru (0.6%)
		Foreign Government Obligations
	135	Republic Of Peru	6.55	03/14/37	137,025
	73	Republic Of Peru	8.75	11/21/33	94,170
		Total Peru			231,195
		Philippines (0.2%)
		Foreign Government Obligations
	87	Republic pf Philippines	8.875	03/17/15	96,892
		Russia (1.8%)
		Foreign Government Obligations (1.7%)
	28	Federal Republic of Russia	8.25	03/31/10	29,761
	80	Ministry Finance of Russia	3.00	05/14/11	76,518
	121	Federal Republic of Russia	11.00	07/24/18	169,702
	90	Federal Republic of Russia	12.75	06/24/28	159,637
	73	Federal Republic of Russia	7.50	03/31/30	81,994
RUB	2,000	JP Morgan Chase - 144A*	7.00	06/28/17	66,316
	$100	Russian Agricultural Bank - 144A*	7.175	05/16/13	100,375
					684,303
		Oil & Gas Pipelines (0.1%)
	50	Gaz Capital - 144A*	6.212	11/22/16	46,840
		Total Russia			731,143
		Switzerland (0.1%)
NGN	5,700	UBS AG - 144A*	0.00	04/09/09	44,864
		Turkey (0.8%)
		Foreign Government Obligations
	$128	Republic of Turkey	11.00	01/14/13	148,160
	55	Republic of Turkey	11.875	01/15/30	77,550
	100	Republic of Turkey	6.75	04/03/18	93,500
		Total Turkey			319,210

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Ukraine (0.1%)
	Foreign Government Obligations
$40	Ukraine Ministry of Finance - 144A*	6.58%		11/21/16	$35,600
	United Kingdom (0.1%)
	Pharmaceuticals: Major
40	Astrazeneca Plc	5.90		09/15/17	41,072
	Venezuela (1.0%)
	Foreign Government Obligations
70	Republic of Venezuela	8.50		10/08/14	66,150
295	Republic of Venezuela	9.25		09/15/27	277,595
80	Republic of Venezuela	10.75		09/19/13	83,400
	Total Venezuela				427,145
	Total Foreign (Cost $7,394,177)				7,389,670
	United States (76.7%)
	Corporate Bonds (39.3%)
	Advertising/Marketing Services (1.5%)
95	Dex Media West/Finance	9.875		08/15/13	85,737
400	Idears Inc.	8.00		11/15/16	253,500
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	56,550
240	Valassis Communications	8.25		03/01/15	219,000
					614,787
	Aerospace & Defense (0.2%)
66	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	64,829
	Apparel/Footwear (0.3%)
110	Phillips-Van Heusen Corp.	7.25		02/15/11	110,825
	Auto Parts: O.E.M. (0.7)%
345	ArvinMeritor, Inc.	8.75		03/01/12	305,325
	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	94,524
	Broadcasting (0.2%)
120	Univision Communications - 144A*	9.75		03/15/15	88,800
	Cable/Satellite TV (1.8%)
170	Cablevision Systems Corp. (Series B)	7.133	(a)	04/01/09	170,850
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	75,371
140	Comcast Cable Communications, Inc.	6.75		01/30/11	145,122
125	DIRECTV Holdings - 144A*	7.625		05/15/16	123,750

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$140	EchoStar DBS Corp.	6.375%		10/01/11	$135,450
65	Echostar DBS Corp.	6.625		10/01/14	60,287
40	NTL Cable PLC (United Kingdom)	8.75		04/15/14	37,800
					748,630
	Casino/Gaming (2.2%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)(e)(f)	0.00		03/01/10	0
175	Harrah's Operating Co., Inc.	5.375		12/15/13	108,062
255	Isle of Capri Casinos	7.00		03/01/14	181,050
170	Las Vegas Sands Corp.	6.375		02/15/15	145,350
335	MGM Mirage Inc.	6.00		10/01/09	331,231
299	Resort At Summerlin LP/Ras Co. (Series B) (c)(e)(f)	13.00	(g)	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	132,000
30	Station Casinos, Inc.	6.875		03/01/16	16,537
					914,230
	Chemicals: Major Diversified (0.1%)
45	ICI Wilmington Inc.	4.375		12/01/08	45,071
	Chemicals: Specialty (1.0%)
280	Innophos, Inc.	8.875	(a)	08/15/14	281,400
120	Koppers Holdings, Inc.	0.00		11/15/14	109,200
26	Koppers Industry Inc.	9.875	(h)	10/15/13	27,430
					418,030
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	35,175
	Computer Processing Hardware (0.1%)
40	Dell Inc - 144A*	5.65		04/15/18	38,670
	Containers/Packaging (1.7%)
345	Berry Plastics Holding Corp.	8.875		09/15/14	300,150
150	Graphic Packaging International Corp.	9.50		08/15/13	144,000
260	Owens-Illinois, Inc.	7.50		05/15/10	265,850
					710,000
	Data Processing Services (0.4%)
70	Fiserv Inc.	6.80		11/20/17	70,936
105	Sungard Data Systems Inc.	9.125		08/15/13	106,575
					177,511

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Discount Stores (0.0%)
$20	Walmart Stores	4.25%		04/15/13	$19,909
	Drugstore Chains (0.6%)
20	CVS Caremark Corp.	5.75		06/01/17	19,705
20	CVS Corp.	5.75		08/15/11	20,507
82	CVS Lease Pass Through - 144A*	6.036		12/10/28	76,455
185	Rite Aid Corp	8.625		03/01/15	123,488
					240,155
	Electric Utilities (2.5%)
80	AES Corp. (The)	7.75		03/01/14	79,300
145	AES Corp. (The) - 144A*	8.00		06/01/20	140,650
80	Arizona Public Service Co.	5.80		06/30/14	76,104
20	CenterPoint Energy Resources, Corp.	6.25		02/01/37	17,802
10	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	10,716
70	Consumers Energy Co. (Series H)	4.80		02/17/09	70,211
50	Detroit Edison Co. (The)	6.125		10/01/10	52,064
100	Entergy Gulf States, Inc.	3.082	(a)	12/01/09	98,882
30	IPALCO Enterprises, Inc.	8.625		11/14/11	31,350
70	Ohio Power Company (Series K)	6.00		06/01/16	69,548
205	Texas Comp Ekectric Holding Co. - 144A*	10.25		11/01/15	201,925
100	Texas Comp Ekectric Holding Co. - 144A*	10.25		11/01/15	98,500
50	Texas Eastern Transmission	7.00		07/15/32	50,259
35	Union Electric Co	6.70		02/01/19	35,519
					1,032,830
	Electrical Products (0.2%)
65	Cooper Industries, Inc.	5.25		11/15/12	65,335
	Electronic Equipment/Instruments (0.1%)
25	Xerox Corp	6.35		05/15/18	24,722
	Electronic Production Equipment (0.3%)
120	KLA Instruments Corp	6.90		05/01/18	117,851
	Finance/Rental/Leasing (2.0%)
25	Capmark Financial Group Inc.	6.30		05/10/17	16,184
360	Capmark Financial Group Inc.	5.875		05/10/12	254,149
620	Ford Motor Credit Co.	7.25		10/25/11	480,804
60	Residential Capital LLC - 144A*	9.625		05/15/15	29,400
60	SLM Corp	8.45		06/15/18	57,655
					838,192

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Financial Conglomerates (1.7%)
$90	Chase Manhattan Corp.	6.00%		02/15/09	$90,541
10	Chase Manhattan Corp.	7.00		11/15/09	10,225
70	Citigroup Inc (Series E)	8.40		04/29/49	66,630
20	General Electric Capital Corp. (Series A)	4.25		12/01/10	20,214
30	General Electric Capital Corp.	5.625		05/01/18	29,065
615	GMAC LLC	6.875		09/15/11	442,211
35	Prudential Financial, Inc.	6.625		12/01/37	33,141
					692,027
	Financial Services (0.0%)
10	Lender Process Services - 144A*	8.125		07/01/16	10,063
	Food Retail (0.5%)
29	CA FM Lease Trust - 144A*	8.50		07/15/17	32,037
144	Delhaize America, Inc.	9.00		04/15/31	169,966
					202,003
	Food: Major Diversified (0.3%)
60	ConAgra Foods, Inc.	7.00		10/01/28	61,937
10	ConAgra Foods, Inc.	8.25		09/15/30	11,616
50	Kraft Foods Inc	6.125		08/23/18	48,511
					122,064
	Food: Meat/Fish/Dairy (1.6%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	84,150
505	Pilgrim's Pride Corp.	7.625		05/01/15	417,888
125	Smithfield Foods Inc.	7.00		08/01/11	114,688
20	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	20,000
					636,726
	Foods & Beverages (0.1%)
30	Dr Pepper Snapple Group - 144A*	6.82		05/01/18	30,177
	Gas Distributors (0.3%)
80	Equitable Resources, Inc.	6.50		04/01/18	80,259
30	NiSource Finance Corp.	6.80		01/15/19	29,474
					109,733
	Home Building (0.1%)
45	Pulte Homes, Inc.	6.375		05/15/33	35,100
	Home Improvement Chains (0.2%)
100	Home Depot Inc.	2.901	(a)	12/16/09	97,434

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hospital/Nursing Management (2.1%)
$125	Columbia/HCA Healthcare Corp.	7.69%	06/15/25	$102,846
210	HCA, Inc	6.25	02/15/13	183,225
95	HCA, Inc.	5.75	03/15/14	79,563
90	HCA, Inc.	6.50	02/15/16	75,375
135	Sun Healthcare Group Inc.	9.125	04/15/15	135,675
215	Tenet Healthcare Corp.	7.375	02/01/13	203,175
70	Tenet Healthcare Corp.	9.875	07/01/14	70,700
				850,559
	Hotels/Resorts/Cruiselines (0.1%)
25	Starwood Hotels & Resorts	6.75	05/15/18	23,618
	Industrial Conglomerates (0.6%)
245	General Electric Co.	5.25	12/06/17	235,957
15	Honeywell International, Inc.	5.30	03/01/18	14,804
				250,761
	Industrial Machinery (0.1%)
30	Parker-Hannifin Corp	5.50	05/15/18	30,151
	Industrial Specialties (0.5%)
35	Cox Communications Inc - 144A*	6.25	06/01/18	34,229
165	Johnsondiversy, Inc.	9.625	05/15/12	167,475
				201,704
	Insurance Brokers/Services (0.4%)
190	Farmers Exchange Capital - 144A*	7.05	07/15/28	174,123
	Integrated Oil (0.2%)
30	ConcoPhilips	5.20	05/15/18	29,622
40	Marathon Oil Corp	6.00	10/01/17	39,842
				69,464
	Investment Banks/Brokers (1.1%)
25	Bear Stearns Companies Inc. (The)	7.25	02/01/18	26,134
55	Bear Stearns Companies Inc. (The)	5.55	01/22/17	50,917
10	Goldman Sachs Group Inc. (The)	6.15	04/01/18	9,719
70	Goldman Sachs Group Inc. (The)	6.75	10/01/37	64,225
55	Lehman Brothers Holdings, Inc.	5.75	01/03/17	48,614
55	Lehman Brothers Holdings, Inc.	6.50	07/19/17	50,966
90	Lehman Brothers Holdings, Inc.	6.875	07/17/37	77,693
100	Merrill Lynch & Co	6.11	01/29/37	79,654
45	NYSE Euronext	4.80	06/28/13	44,429
				452,351

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Major Banks (0.7%)
$105	Bank of America Corp	5.65%		05/01/18	$98,207
10	Bank of America Corp	5.75		12/01/17	9,408
80	Credit Suisse New York	6.00		02/15/18	77,172
165	Wachovia Capital Trust III	5.80		03/15/42	112,263
					297,050
	Major Telecommunications (0.8%)
75	AT&T Corp.	8.00		11/15/31	86,344
60	SBC Communications, Inc.	6.15		09/15/34	56,238
45	Sprint Capital Corp.	6.90		05/01/19	39,559
55	Sprint Capital Corp.	8.75		03/15/32	52,514
70	Sprint Capital Corp.	6.00		12/01/16	60,295
35	Verizon Communications	5.50		02/15/18	33,357
					328,307
	Managed Health Care (0.1%)
50	UnitedHealth Group Inc	6.00		02/15/18	48,454
	Media Conglomerates (0.6%)
40	Time Warner, Inc.	6.75		07/01/18	40,338
150	Time Warner, Inc.	2.915	(a)	11/13/09	145,815
85	Viacom, Inc.	6.875		04/30/36	80,060
					266,213
	Medical Specialties (0.6%)
45	Baxter International	5.375		06/01/18	44,554
40	Covidien International Finance	6.00		10/15/17	40,555
110	Hospira, Inc.	3.176	(a)	03/30/10	106,692
40	Invacare Corp.	9.75		02/15/15	40,200
					232,001
	Medical/Nursing Services (0.5%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	188,240
	Miscellaneous (0.1%)
55	Oracle Corp	5.75		04/15/18	55,055
	Miscellaneous Commercial Services (0.5%)
55	Iron Mountain Inc.	7.75		01/15/15	55,000
140	Iron Mountain Inc.	8.625		04/01/13	141,400
					196,400
	Miscellaneous Manufacturing (0.0%)
195	Propex Fabrics Inc.	10.00		12/01/12	2,925

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Motor Vehicles (0.2%)
$55	DaimlerChrysler North American Holdings Co.	8.50%	01/18/31	$63,764
30	Harley-Davidson Funding - 144A*	6.80	06/15/18	29,694
				93,458
	Multi-Line Insurance (0.5%)
160	AIG SunAmerica Global Financing VI - 144A*	6.30	05/10/11	162,595
30	American General Finance Corp. (Series MTN H)	4.625	09/01/10	29,082
				191,677
	Oil & Gas Pipelines (0.8%)
95	Pacific Energy Partners/Finance	7.125	06/15/14	95,881
70	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	66,816
175	Williams Companies, Inc. (The)	7.875	09/01/21	186,375
				349,072
	Oil & Gas Production (2.8%)
110	Chaparral Energy Inc.	8.875	02/01/17	95,975
320	Chesapeake Energy Corp.	7.50	09/15/13	321,600
335	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	323,275
170	Husky Oil Ltd. (Canada)	8.90	08/15/28	170,956
20	Plains Exploration & Production Co	7.625	06/01/18	20,100
170	Sandrige Engergy - 144A*	8.625	04/01/15	175,100
45	XTO Energy Inc	5.50	06/15/18	43,055
				1,150,061
	Oil Refining/Marketing (0.1%)
30	Marathon Oil Corp	5.90	03/15/18	29,703
	Oilfield Services/Equipment (0.5%)
175	Helix Energy Solutions - 144A*	9.50	01/15/16	180,250
30	Weatherford International, Inc.	6.00	03/15/18	29,661
				209,911
	Other Consumer Services (0.2%)
70	Expedia Inc - 144A*	8.50	07/01/16	68,775
	Pharmaceuticals: Major (0.2%)
40	GlaxoSmithKline Cap Inc	5.65	05/15/18	39,922
30	Wyeth	5.45	04/01/17	29,638
10	Wyeth	5.50	02/15/16	10,066
				79,626
	Pharmaceuticals: Other (0.1%)
40	Axcan Intermediate Holding - 144A*	12.75	03/01/16	40,200

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Property - Casualty Insurers (0.1%)
$25	Ace In A Holdings	5.60%		05/15/15	$24,110
	Pulp & Paper (0.1%)
35	Glatfelter P.H.	7.125		05/01/16	34,475
	Railroads (0.3%)
125	Union Pacific Corp.	5.45		01/31/13	125,459
	Real Estate Development (0.2%)
100	Realogy Corp	10.50		04/15/14	70,000
	Restaurants (0.4%)
15	Aramark Corp.	6.373	(a)	02/01/15	14,100
30	Aramark Corp.	8.50		02/01/15	29,550
105	Aramark Services Inc.	5.00		06/01/12	92,400
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,224
					152,274
	Savings Banks (0.1%)
25	Household Finance Corp.	4.125		12/15/08	24,964
	Semiconductors (0.5%)
260	Freescale Semiconductor	8.875		12/15/14	212,550
	Services To The Health Industry (0.2%)
50	LVB Acquisition Merger	10.375		10/15/17	53,250
40	Medco Health Solutions	7.125		03/15/18	41,612
					94,862
	Specialty Stores (0.3%)
150	Sonic Automotive, Inc.	8.625		08/15/13	139,500
	Specialty Telecommunications (0.7%)
85	American Tower Corp.	7.125		10/15/12	86,275
90	American Tower Corp.	7.50		05/01/12	91,350
70	Qwest Capital Funding	7.25		02/15/11	68,250
42	Qwest Communications International	6.176	(a)	02/15/09	42,000
20	U.S. West Communications Corp.	5.625		11/15/08	20,050
					307,925
	Telecommunications (0.0%)
181	Exodus Communications, Inc. (c)(e)(f)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (c)(e)(f)	12.75		04/15/09	0
					0
	Tobacco (0.3%)
45	Philip Morris International Inc	5.65		05/16/18	43,820
75	Reynolds American Inc.	6.50		07/15/10	76,500
					120,320

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Water Utilities (0.2%)
$100	Nalco Co.	7.75%		11/15/11	$100,500
	Wireless Telecommunications (0.5%)
180	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	189,900
	Total Corporate Bonds (Cost $19,385,968)				16,117,426
	Asset-Backed Securities (1.4%)
	Finance/Rental/Leasing
6	Bear Stearns Asset Backed 2005-AQ1 2A1	2.703	(a)	03/25/35	6,470
391	Capital Auto Receivables Asset Trust 2006-2 A3B	2.531	(a)	05/15/11	389,368
125	Citibank Credit Card Issuance Trust 2007-A8 Class A8	5.65		09/20/19	124,311
40	Countrywide Asset-Backed Certificates 2005-16 2AF1	2.633	(a)	05/25/36	38,987
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	2.753	(a)	05/25/35	15,148
7	Structured Asset Investment Loan Trust 2003-BC13 3A	3.163	(a)	11/25/33	6,403
	Total Asset-Backed Securities (Cost $587,603)				580,687
	U.S. Government Obligations (2.8%)
150	U.S. Treasury Bond	4.50		02/15/36	148,981
875	U.S. Treasury Note	5.375		02/15/31	972,481
	Total U.S. Government Obligations (Cost $1,087,220)				1,121,462
	Collateralized Mortgage Obligations (25.6%)
	U.S. Government Agencies (0.7%)
	Federal National Mortgage Assoc. (0.2%)
104	IO	7.00		12/01/34	22,938
170	IO	8.00		06/01/35	35,190
114	IO	6.50		12/01/29	16,908
93	IO	7.00		11/01/19	13,594
					88,630
196	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2 (0.5%)	2.633	(a)	09/25/45	192,599
	Total U.S. Government Agencies				281,229

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Private Issues (24.9%)
	American Home Mortgage Investment Trust
$322	2005-2 1A1	2.783	(a)%	09/25/45	$239,459
137	2006-4 1A3	2.793	(a)	10/25/46	55,446
429	2007-1 GA1C	2.673	(a)	05/25/47	308,794
139	2007-5 A3	2.783	(a)	06/25/47	53,941
	Bank of America Commerical Mortgage Inc.
250	2006-5 A4	5.414	(a)	09/10/47	237,908
200	2007-5 A4	5.492	(a)	02/10/51	186,142
250	2007-4 A4	5.745	(a)	02/10/51	238,575
200	2007-3 A4	5.658	(a)	06/10/49	189,475
	Bear Stearns Mortgage Funding Trust
305	2006-AR4 A1	2.693	(a)	12/25/36	220,630
265	2006-AR1 1A2	2.733	(a)	07/25/36	172,157
279	2006-AR5 1A1	2.643	(a)	12/25/46	202,843
2,671	2007-N2 12C (IO) - 144A*	1.844	(a)	01/27/37	3,419
3,736	2007-N2 13C (IO) - 144A*	1.542	(a)	01/27/37	16,811
5,269	2007-N2 14C (IO) - 144A*	1.429	(a)	01/27/37	26,344
4,037	2007-N3 10C (IO) - 144A*	2.57	(a)	06/26/36	14,128
4,008	2007-N5 5C (IO) - 144A*	0.588	(a)	04/25/37	50,094
200	2007-PW17 A4	5.694	(a)	06/11/50	188,911
	Citigroup Commercial Mortgage Trust
200	2007-C5 A4	5.431		10/15/49	189,950
	Commercial Mortgage Pass-Through Certificate
200	2007-C9 A4	5.816	(a)	12/10/49	191,841
	Countrywide Alternative Loan Trust
3,870	2005-41 1X (IO)	0.983	(a)	09/25/35	87,070
172	2005-56 2A2	5.568	(a)	11/25/35	136,922
1,806	2005-58R A (IO)	1.811	(a)	12/20/35	50,853
1,305	2005-59R A (IO)	3.00	(a)	12/20/35	32,910
210	2005-76 2A2	5.228	(a)	02/25/36	140,887
1,344	2005-81 X1 (IO)	3.315	(a)	02/25/37	47,043
98	2006-0A2 A4	2.822	(a)	05/20/46	37,737
68	2006-0A6 1A4B	2.643	(a)	07/25/46	62,079
296	2006-0A16 A3	2.733	(a)	10/25/46	173,485
1,126	2006-0A1 2X (IO)	1.04	(a)	03/20/46	36,929
157	2006-0A17 1A3	2.782	(a)	12/20/46	52,583
3,925	2006-0A17 1XP (IO)	1.276	(a)	12/20/46	151,033
152	2006-0A21 A3	2.762	(a)	03/20/47	59,456
2,125	2006-0A21 X (IO)	1.53	(a)	03/20/47	91,331
2,758	2006-0A22 CP - 144A*	1.042	(a)	02/25/47	31,638

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,369	2007-0A7 CP - 144A*	1.754	(a)%	05/25/47	$23,932
368	2007-0A8 2A2	2.713	(a)	06/25/47	207,590
296	2007-0A9 A1	2.773	(a)	06/25/47	224,425
	Countrywide Home Loans
663	2004-20 X (IO)	1.995	(a)	10/25/34	8,806
196	2006-OA5 1A2	2.783	(a)	04/25/46	107,753
	Deutsche Alt-A Securities Income Mortgage
150	2006-OA1 A3	4.624	(a)	02/25/47	67,689
	DSLA Mortgage Loan Trust
255	2006-AR1 2A1A	4.468	(a)	04/19/47	183,490
288	2006-AR2 2A1A	2.683	(a)	11/19/37	201,983
356	2007-AR1 2A1A	2.623	(a)	04/19/48	244,238
	Greenpoint Mortgage Funding Trust
573	2005-AR3 X1 (IO)	1.207	(a)	08/25/45	18,517
828	2005-AR4 X4 (IO)	1.991	(a)	10/25/45	30,285
217	2006-AR2 3A2	2.803	(a)	03/25/36	120,511
425	2006-AR4 M2	2.913	(a)	09/25/46	31,790
451	2006-AR5 M2	2.893	(a)	10/25/46	65,319
401	2006-AR7 M2	2.913	(a)	12/25/46	47,243
	Greenwich Capital Commercial Funding
200	2007-GG11 A4	5.736		12/10/49	189,475
	GS Mortgage Securities Corp.
551	2006-0A1R A (IO)	3.401	(a)	08/25/35	9,305
	Harborview Mortgage Loan Trust
1,195	2005-2 X (IO)	2.916	(a)	05/19/35	24,452
851	2005-3 X2 (IO)	2.676	(a)	06/19/35	18,755
191	2006-1 2A1A	2.723	(a)	03/19/37	134,523
1	2006-1 PO1 (PO)	0.00		03/19/37	140
1,173	2006-1 X1 (IO)	3.26	(a)	03/19/37	37,587
255	2006-7 2A1B	2.733	(a)	10/19/46	138,108
265	2006-8	2.731	(a)	08/21/36	151,888
290	2006-9 2AB2	2.763	(a)	11/19/36	169,845
155	2006-9 NIM - 144A*	0.00		12/15/36	12,520
324	2006-10 2A1A	2.663	(a)	11/19/36	228,964
325	2007-1 2A1A	2.613	(a)	04/19/38	227,761
	Indymac Index Mortgage Loan Trust
151	2005-AR4 2A1A	2.763	(a)	03/25/35	116,524
773	2005-AR12 AX2 (IO)	2.877	(a)	07/25/35	16,783

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	JP Morgan Chase Commercial Mortgage Securities Corp.
$250	2007-LD11 A4	5.819	(a)%	06/15/49	$239,653
	LB Commercial Conduit Mortgage Trust
200	2007-C3 A4	5.936	(a)	07/15/44	193,597
	LB-UBS Commercial Mortgage Trust
200	2007-C6 A4	5.858		07/15/40	191,383
	Luminent Mortgage Trust
168	2006-1 A1	4.468	(a)	04/25/36	116,183
	Mastr Adjustable Rate Mortgages Trust
128	2006-OA1 3A3	4.734	(a)	04/25/46	20,516
	Residential Accredit Loans, Inc.
254	2005-Q03 A2	2.883	(a)	10/25/45	158,262
78	2006-Q01 2A1	2.753	(a)	02/25/46	55,293
314	2006-Q06 A2	2.713	(a)	06/25/46	170,297
1,600	2007-Q03 SB (IO) - 144A*	1.157	(a)	03/25/47	29,002
509	2007-Q04 A1	2.683	(a)	05/25/47	350,481
2,804	2007-Q04 SB (IO) - 144A*	2.90	(a)	05/25/47	52,570
7,326	2007-Q05 SB (IO) - 144A*	0.00	(a)	08/25/47	59,522
	Structured Asset Mortgage Investments, Inc.
329	2005-14 A1	2.793	(a)	07/25/35	255,581
97	2006-AR3 3A1	2.673	(a)	02/25/36	72,038
127	2006-AR6 1A5	2.763	(a)	07/25/46	49,643
347	2006-AR7 A2A	2.713	(a)	08/25/36	192,820
323	2006-AR8 A1A	2.683	(a)	10/25/36	230,587
396	2007-AR4 A4A	2.663	(a)	09/25/47	293,663
	Washington Mutual Mortgage Pass-Through Certificates
3	2005-AR19 A1B1	2.733	(a)	12/25/45	2,639
216	2006-AR2 A1A	4.468	(a)	04/25/46	155,649
123	2006-AR5 4A1B	2.763	(a)	07/25/46	48,240
366	2007-OA6 CA1B	2.713	(a)	07/25/47	208,891
	Total Private Issues				10,185,535
	Total Collateralized Mortgage Obligations (Cost $16,163,810)				10,466,764
	U.S. Government Agencies - Mortgage-Backed Securities (7.6%)
167	Federal Home Loan Mortgage Corp. (Gold) (0.4%)	7.50		06/01/32	179,892
	Federal National Mortgage Assoc. (4.2%)
403		6.50		07/01/29 - 11/01/33	418,199
776		7.00		04/01/31 - 09/01/34	820,459
115		7.50		10/01/31 - 03/01/32	123,830

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$209		8.00%	02/01/12 - 06/01/31	$225,129
109		8.50	06/01/30	119,940
				1,707,557
	Federal National Mortgage Assoc. (ARM) (2.8%)
345		6.232	05/01/36	350,555
350		6.286	07/01/36	355,545
229		6.291	07/01/36	232,681
227		6.304	08/01/36	231,058
				1,169,839
	Government National Mortgage Assoc. (0.2%)
39		7.50	04/15/26 - 08/15/29	41,758
23		8.00	02/15/26 - 06/15/26	25,522
				67,280
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $3,120,008)			3,124,568
	Total United States (Cost $40,344,609)			31,410,907
	Total Government & Corporate Bonds (Cost $47,738,786)			38,800,577
	Senior Loans (0.6%)
	Financial Publishing/Services
263	First Data Co. (Cost $255,451)	5.55 (a)	09/24/14	241,643

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (c)(i)(j)	0
	Electric Utilities (0.0%)
13	PNM Resources Inc. (d)	156
	Food: Specialty/Candy (0.0%)
100	SFAC New Holdings Inc. (k)	0
18	SFFB New Holdings Inc.	0
		0
	Restaurants (0.0%)
10,137	Catalina Restaurant Group (Escrow) (c)(d)(j)	101

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES			VALUE
	Specialty Telecommunications (d)(j) (0.0%)
1,171	Birch Telecom Inc. (c)(l)		$12
16,679	PFB Telecom NV (Series B) (c)		0
109	XO Holdings, Inc.		45
			57
	Telecommunications (0.0%)
1	Viatel Holdings Bermuda Ltd. (Bermuda) (d)(j)		1
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (c)(d)(j)		0
	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (d)		347
	Total Common Stocks (Cost $1,904,595)		662
	Convertible Preferred Stocks (0.0%)
	Finance/Rental/Leasing
360	Fannie Mae Ser 2008-1 (Cost $18,000)		13,788
NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (j) (0.0%)
	Casino/Gaming (0.0%)
9	Aladdin Gaming Enterprises, Inc. - 144A* (c)	03/01/10	0
	Specialty Telecommunications (d) (0.0%)
0	XO Holdings, Inc. (Series A)	01/16/10	6
0	XO Holdings, Inc. (Series B)	01/16/10	2
0	XO Holdings, Inc. (Series C)	01/16/10	5
	Total Warrants (Cost $249)		13
NUMBER OF CONTRACTS
	Call Options Purchased (0.2%)
85	90 day Euro $ Futures September/2009 @ 96.75 (Cost $73,538)		78,094

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (4.6%)
	Investment Company (m) (4.1%)
1,683	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,682,998)			$1,682,998
PRINCIPAL AMOUNT IN THOUSANDS
	U.S. Government Obligations (n) (0.5%)
$200	U.S. Treasury Bills	1.600%	10/09/08	199,111
20	U.S. Treasury Bills	1.545	10/09/08	19,914
	Total U.S. Government Obligations (Cost $219,062)			219,025
	Total Short-Term Investments (Cost $1,902,060)			1,902,023
	Total Investments (Cost $51,892,679) (o) (p)		100.1%	41,036,800
	Total Written Options Outstanding (Premiums $42,275)		(0.1)	(47,281)
	Other Assets in Excess of Liabilities		0.0	7,904
	Net Assets		100.0%	$40,997,423

  IO  Interest Only security.

  PO  Principal Only security.

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of June 30, 2008.

  *  Resale is restricted to qualified institutional investors.

  **  Security issued with perpetual maturity.

  (a)  Floating rate security, rate shown is the rate in effect at June 30, 2008.

  (b)  Capital appreciation bond.

  (c)  Securities with a total market value equal to $34,198 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Acquired through exchange offer.

  (e)  Issuer in bankruptcy.

  (f)  Non-income producing security; bond in default.

  (g)  Payment-in-kind security.

  (h)  Currently a zero coupon bond and will pay interest at the rate shown at a future date.

  (i)  Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.

  (j)  Non-income producing security.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

  (k)  Resale is restricted; acquired (06/10/99) at a cost basis of $1.

  (l)  Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.

  (m)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (n)  All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $127,212.

  (o)  Securities have been designated as collateral in amount equal to $16,146,619 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts, open swap contracts and open futures contracts.

  (p)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $254,628 and the aggregate gross unrealized depreciation is $11,110,507, resulting in net unrealized depreciation of $10,855,879.

Futures Contracts Open at June 30, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
10	Long	U.S. Treasury Bond 2 Year September 2008	$2,112,031	$4,794
3	Long	U.S. Treasury Bond 20 Year September 2008	346,781	1,868
1	Short	90 Day Euro $ Future March 2009	(241,700)	(2,640)
3	Short	90 Day Euro $ Future December 2010	(714,975)	(2,158)
3	Short	90 Day Euro $ Future September 2010	(715,837)	(2,483)
3	Short	90 Day Euro $ Future June 2010	(716,812)	(2,971)
3	Short	90 Day Euro $ Future December 2008	(726,150)	(8,471)
3	Short	90 Day Euro $ Future September 2008	(728,025)	(10,320)
5	Short	90 Day Euro $ Future March 2010	(1,196,813)	(6,201)
5	Short	90 Day Euro $ Future December 2009	(1,199,187)	(7,718)
13	Short	U.S. Treasury Swap 10 Year September 2008	(1,429,391)	(6,910)
13	Short	U.S. Treasury Bond 5 Year September 2008	(1,437,211)	986

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
6	Short	90 Day Euro $ Future September 2009	$(1,443,225)	$(1,607)
82	Short	U.S. Treasury Bond 10 Year September 2008	(9,341,594)	(20,612)
Net Unrealized Depreciation				$(64,443)

Forward Foreign Currency Contracts Open at June 30, 2008

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
EUR	1,188,000	$1,826,906	09/08/08	$(36,770)

Currency Abbreviations:

BRL  Brazilian Real.

EUR  Euro.

JPY  Japanese Yen.

MXN  Mexican New Peso.

NGN  Nigerian Naira.

RUB  Russian Ruble.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Golaman Sachs International American Standard Inc.	Buy	$50	0.50%	March 20, 2013	$(13)
UBS AG American Standard Inc.	Buy	140	0.50	March 20, 2013	(37)
UBS AG American Standard Inc.	Buy	150	0.60	March 20, 2018	602
Credit Suisse International Arrow Electronics Inc.	Buy	95	1.11	March 20, 2013	(1,266)
Lehman Brothers Special Financing Inc. Arrow Electronics, Inc.	Buy	260	1.40	March 20, 2013	(6,673)
Goldman Sachs International Avalonbay Communities Inc.	Buy	195	3.05	March 20, 2013	(11,298)
Bank of America, N.A. Carnival Corp.	Buy	115	1.57	March 20, 2018	(327)
Goldman Sachs International Carnival Corp.	Buy	105	1.60	March 20, 2018	(803)
Merrill Lynch International Carnival Corp.	Buy	95	1.57	March 20, 2018	(270)
Merrill Lynch International Carnival Corp.	Buy	100	1.60	March 20, 2018	(765)
Goldman Sachs International Chubb Corp.	Buy	270	0.10	March 20, 2012	4,595
Lehman Brothers Special Financing Inc. Coca-Cola Enterprises Inc.	Buy	135	0.64	March 20, 2013	(1,243)
Goldman Sachs International Dell Inc.	Buy	135	0.22	March 20, 2012	1,489
Goldman Sachs International Dow Jones Index	Sell	55	0.60	December 20, 2012	1,438
Goldman Sachs International Dow Jones Index	Sell	160	1.40	December 20, 2012	1,126
Goldman Sachs International Dow Jones Index	Sell	225	1.55	June 20, 2013	(674)
Goldman Sachs International Dow Jones Index	Sell	200	0.80	December 20, 2017	(84)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	$50	0.60	December 20, 2012	$(598)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	100	0.60	December 20, 2012	(1,475)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	970	3.75	December 20, 2012	(34,316)
Merrill Lynch International Dow Jones Index	Sell	55	1.40	December 20, 2012	(298)
UBS AG Dow Jones Index	Sell	210	5.00	June 20, 2013	(5,893)
Citibank, N.A., New York Eaton Corp.	Buy	140	0.82	March 20, 2018	517
Goldman Sachs International Eaton Corp.	Buy	50	0.97	March 20, 2018	(383)
Merrill Lynch International Eaton Corp.	Buy	100	0.92	March 20, 2018	(388)
Goldman Sachs International Eli Lilly Co	Buy	25	0.33	March 20, 2013	(129)
UBS AG Eli Lilly Co	Buy	80	0.30	March 20, 2013	(307)
Goldman Sachs International Gap, Inc.	Buy	160	1.19	March 20, 2012	(2,177)
Bank of America, N.A. Goodrich Corp.	Buy	100	0.70	March 20, 2013	(824)
Bank of America, N.A. Goodrich Corp.	Buy	60	0.82	March 20, 2018	(932)
Goldman Sachs International Goodrich Corp.	Buy	80	0.47	March 20, 2018	910
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	90	0.45	March 20, 2018	1,162
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	65	0.46	March 20, 2018	789

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	$280	0.12	December 20, 2011	$8,520
UBS AG Martin Marietta Materials, Inc.	Buy	80	1.73	March 20, 2018	(1,059)
UBS AG Martin Marietta Materials, Inc.	Buy	80	1.78	March 20, 2013	(923)
Bank of America, N.A. Nordstrom, Inc.	Buy	100	1.03	March 20, 2018	1,249
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	85	1.07	March 20, 2018	811
JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	85	1.15	March 20, 2018	308
JPMorgan Chase Bank, N.A. New York Pepsi Bottling Group, Inc.	Buy	70	0.58	March 20, 2013	(403)
JPMorgan Chase Bank, N.A. New York Pepsi Bottling Group, Inc.	Buy	95	0.63	March 20, 2013	(751)
Goldman Sachs International Prologis	Buy	95	3.33	March 20, 2013	(3,904)
Goldman Sachs International Qwest Capital Funding	Sell	125	3.25	December 20, 2012	(7,521)
Bank of America, N.A. Sealed Air Corp.	Buy	55	1.08	March 20, 2018	2,532
Bank of America, N.A. Sealed Air Corp.	Buy	70	1.12	March 20, 2018	3,023
Goldman Sachs International Sealed Air Corp.	Buy	95	1.08	March 20, 2018	4,373
Goldman Sachs International Sealed Air Corp.	Buy	45	1.24	March 20, 2018	1,560
Bank of America, N.A. Textron Financial Corp.	Buy	110	0.80	March 20, 2018	3,429
Goldman Sachs International Textron Financial Corp.	Buy	195	1.05	March 20, 2013	1,401
UBS AG Textron Financial Corp.	Buy	25	1.00	March 20, 2013	241

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG Textron Financial Corp.	Buy	$105	1.01	March 20, 2013	$1,012
UBS AG Textron Financial Corp	Buy	185	1.06	March 20, 2013	(2,067)
Bank of America, N.A. Toll Brothers, Inc.	Buy	70	2.25	March 20, 2018	1,355
Bank of America, N.A. Toll Brothers, Inc.	Buy	120	2.90	March 20, 2013	180
UBS AG Toll Brothers, Inc.	Buy	250	2.90	March 20, 2013	375
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	107	0.43	March 20, 2012	1,150
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	53	0.43	March 20, 2012	575
Goldman Sachs International Union Pacific Corp.	Buy	135	0.20	December 20, 2011	1,769
Net Unrealized Depreciation					$(41,310)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. New York		$1,088	Fixed Rate 5.37%	Floating Rate 3.08%#	February 12, 2018	$7,583
Bank of America N.A. New York		3,020	Fixed Rate 4.147	Floating Rate 2.676#	June 19, 2013	(14,436)
Bank of America N.A. New York		1,340	Fixed Rate 4.982	Floating Rate 0.00#	April 15, 2018	(9,956)
Bank of America N.A. New York		860	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(3,715)
Bank of America N.A. New York		1,595	Fixed Rate 5.592	Floating Rate 0.00#	February 19, 2018	23,750
Deutsche Bank AG, New York		14,675	Fixed Rate 2.075	Floating Rate 0.00##	June 17, 2009	(28,455)
Deutsche Bank AG, New York		2,500	Fixed Rate 5.198	Floating Rate 2.70#	October 4, 2017	105,450
Deutsche Bank AG, New York	EUR	5,460	Fixed Rate 5.268	Floating Rate 5.13@	July 3, 2023	(13,239)
Deutsche Bank AG, New York		$7,100	Fixed Rate 5.349	Floating Rate 2.638#	May 24, 2017	380,915
Goldman Sachs Group Inc.		1,625	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	22,458
Goldman Sachs Group Inc.		3,200	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	51,648
JPMorgan Chase Bank N.A. New York		2,765	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	(21,982)
JPMorgan Chase Bank N.A. New York		822	Fixed Rate 4.39	Floating Rate 2.691#	December 11, 2012	6,675
JPMorgan Chase Bank N.A. New York		1,750	Fixed Rate 5.088	Floating Rate 2.691#	September 11, 2017	59,588
JPMorgan Chase Bank N.A. New York		1,000	Fixed Rate 5.451	Floating Rate 2.695#	August 20, 2017	61,160
JPMorgan Chase Bank N.A. New York		1,000	Fixed Rate 5.463	Floating Rate 2.718#	August 17, 2017	61,990
JPMorgan Chase Bank N.A. New York		1,000	Fixed Rate 5.472	Floating Rate 2.720#	August 16, 2017	62,610
Bank of America N.A. New York		2,060	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(37,883)
Bank of America N.A. New York		1,100	Floating Rate 0.00#	Fixed Rate 5.470	April 14, 2023	(3,091)
Bank of America N.A. New York		1,610	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(547)
Bank of America N.A. New York		1,750	Floating Rate 2.800#	Fixed Rate 4.745	June 30, 2018	(9,328)
Bank of America N.A. New York		1,398	Floating Rate 3.080#	Fixed Rate 5.815	February 12, 2023	(17,433)
Deutsche Bank AG, New York		14,675	Floating Rate 0.00#	Fixed Rate 2.41	June 17, 2009	34,237
Deutsche Bank AG, New York	EUR	4,355	Floating Rate 5.13@	Fixed Rate 4.934	July 1, 2018	(3,703)
Goldman Sachs Group Inc.		$2,080	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(34,174)
Goldman Sachs Group Inc.		4,105	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(75,943)
JPMorgan Chase Bank N.A. New York		3,300	Floating Rate 2.872#	Fixed Rate 4.408	May 1, 2018	69,465
Net Unrealized Appreciation						$673,644

  #  Floating rate represents USD-3 Months LIBOR.

  ##  Floating rate represents USD-1 Day OIS.

  @  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (64.5%)
	Aerospace & Defense (1.2%)
12,040	Raytheon Co.	$677,611
	Air Freight/Couriers (0.3%)
2,400	FedEx Corp.	189,096
	Airlines (0.2%)
8,400	Continental Airlines, Inc. (Class B) (a)	84,924
4,600	UAL Corp.	24,012
		108,936
	Beverages: Non-Alcoholic (0.8%)
7,310	Coca-Cola Co. (The)	379,974
5,074	Dr. Pepper Snapple Group, Inc.	106,461
		486,435
	Cable/Satellite TV (0.9%)
26,993	Comcast Corp. (Class A)	512,057
	Chemicals: Major Diversified (2.8%)
16,260	Bayer AG (ADR) (Germany)	1,366,486
4,880	Du Pont (E.I.) de Nemours & Co.	209,303
		1,575,789
	Computer Communications (0.6%)
15,570	Cisco Systems, Inc. (a)	362,158
	Computer Peripherals (0.1%)
5,700	EMC Corp. (a)	83,733
	Computer Processing Hardware (0.9%)
11,560	Hewlett-Packard Co.	511,068
	Department Stores (0.5%)
13,400	MACY*S Inc.	260,228
	Discount Stores (3.2%)
32,000	Wal-Mart Stores, Inc.	1,798,400
	Drugstore Chains (0.1%)
37,210	Rite Aid Corp. (a)	59,164
	Electric Utilities (4.0%)
21,520	American Electric Power Co., Inc.	865,750
3,449	Entergy Corp.	415,536
8,810	FirstEnergy Corp.	725,327
5,200	NRG Energy, Inc. (a)	223,080
		2,229,693
	Electronics/Appliances (0.5%)
7,000	Sony Corp. (ADR) (Japan)	306,180

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (0.9%)
5,962	Capital One Financial Corp.	$226,616
15,902	Freddie Mac	260,793
		487,409
	Financial Conglomerates (3.5%)
28,596	Citigroup, Inc.	479,269
39,735	JPMorgan Chase & Co.	1,363,308
14,263	Mizuho Financial Group, Inc. (ADR) (Japan)	132,218
		1,974,795
	Food: Major Diversified (2.3%)
3,040	ConAgra Foods Inc.	58,611
16,050	Kraft Foods Inc. (Class A)	456,623
27,430	Unilever N.V. (NY Registered Shares) (Netherlands)	779,012
		1,294,246
	Food: Specialty/Candy (1.1%)
12,399	Cadbury PLC (ADR) (Britian)	623,928
	Home Improvement Chains (0.4%)
9,410	Home Depot, Inc. (The)	220,382
	Household/Personal Care (1.6%)
6,480	Estee Lauder Companies, Inc. (The) (Class A)	300,996
5,790	Kimberly-Clark Corp.	346,126
3,960	Procter & Gamble Co. (The)	240,808
		887,930
	Industrial Conglomerates (2.7%)
21,300	General Electric Co.	568,497
5,840	Siemens AG (ADR) (Germany)	643,159
8,302	Tyco International Ltd. (Bermuda)	332,412
		1,544,068
	Insurance Brokers/Services (2.0%)
42,001	Marsh & McLennan Companies, Inc.	1,115,127
	Integrated Oil (4.0%)
4,700	BP PLC (ADR) (United Kingdom)	326,979
2,980	ConocoPhillips	281,282
6,120	Exxon Mobil Corp.	539,356
13,840	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	1,130,866
		2,278,483
	Investment Banks/Brokers (1.2%)
20,992	Charles Schwab Corp. (The)	431,176
8,491	Merrill Lynch & Co., Inc.	269,250
		700,426

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (0.4%)
19,146	Aegon N.V. (NY Registered Shares) (Netherlands)	$251,004
	Major Banks (2.4%)
15,666	Bank of America Corp.	373,947
8,538	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	75,134
9,272	PNC Financial Services Group	529,431
20	Sumitomo Mitsui Financial Group, Inc.	150,492
6,096	SunTrust Banks, Inc.	220,797
		1,349,801
	Major Telecommunications (1.7%)
26,621	Verizon Communications, Inc.	942,383
	Media Conglomerates (3.3%)
70,383	Time Warner, Inc.	1,041,668
25,923	Viacom Inc. (Class B) (a)	791,688
		1,833,356
	Medical Specialties (1.3%)
26,590	Boston Scientific Corp. (a)	326,791
8,592	Covidien Ltd.	411,471
		738,262
	Motor Vehicles (0.6%)
3,702	Harley-Davidson, Inc.	134,235
5,880	Honda Motor Co., Ltd. (ADR) (Japan)	200,096
		334,331
	Multi-Line Insurance (0.5%)
4,296	Hartford Financial Services Group, Inc. (The) (Note 4)	277,393
	Oil & Gas Pipelines (0.7%)
9,280	Williams Companies, Inc. (The)	374,077
	Oil & Gas Production (2.0%)
2,700	Devon Energy Corp.	324,432
8,710	Occidental Petroleum Corp.	782,681
		1,107,113
	Oilfield Services/Equipment (0.5%)
2,400	Schlumberger Ltd. (Netherlands Antilles)	257,832
	Other Consumer Services (1.0%)
21,400	eBay Inc. (a)	584,862
	Packaged Software (0.6%)
5,800	Oracle Corp. (a)	121,800
9,950	Symantec Corp. (a)	192,533
		314,333

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (7.2%)
14,570	Abbott Laboratories	$771,773
29,290	Bristol-Myers Squibb Co.	601,324
10,510	Novartis AG (ADR) (Switzerland)	578,470
6,980	Roche Holdings Ltd. (ADR) (Switzerland)	625,897
52,550	Schering-Plough Corp.	1,034,710
9,440	Wyeth	452,742
		4,064,916
	Precious Metals (0.9%)
9,850	Newmont Mining Corp.	513,776
	Property - Casualty Insurers (2.2%)
11,422	Chubb Corp. (The)	559,792
15,402	St. Paul Travelers Companies, Inc. (The)	668,447
		1,228,239
	Restaurants (0.5%)
17,900	Starbucks Corp. (a)	281,746
	Semiconductors (0.6%)
16,819	Intel Corp.	361,272
	Specialty Stores (0.4%)
18,852	Office Depot, Inc. (a)	206,241
	Telecommunication Equipment (0.8%)
71,090	Alcatel-Lucent (ADR) (France)	429,384
	Tobacco (1.1%)
9,980	Altria Group, Inc.	205,189
8,580	Philip Morris International Inc.	423,763
		628,952
	Total Common Stocks (Cost $36,704,493)	36,366,615

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (12.4%)
	Accident & Health Insurance (0.0%)
$25	Travelers Companies, Inc. (The)	5.80%	05/15/18	24,369
	Aerospace & Defense (0.1%)
64	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	64,829

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Agricultural Commodities/Milling (0.1%)
$30	Archer-Daniels-Midland Co.	5.45%	03/15/18	$29,324
	Airlines (0.2%)
96	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	87,314
	Beverages: Alcoholic (0.2%)
50	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	47,262
70	Miller Brewing Co. - 144A (b)	4.25	08/15/08	70,098
				117,360
	Biotechnology (0.2%)
50	Amgen Inc.	5.85	06/01/17	49,333
40	Biogen Idec Inc.	6.875	03/01/18	41,045
				90,378
	Cable/Satellite TV (0.2%)
10	Comcast Cable Communications, Inc.	6.75	01/30/11	10,366
25	Comcast Cable Communications, Inc.	7.125	06/15/13	26,384
65	Comcast Corp.	5.70	05/15/18	61,781
15	Comcast Corp.	6.50	01/15/15	15,252
				113,783
	Chemicals: Agricultural (0.0%)
10	Monsanto Co.	5.125	04/15/18	9,826
	Chemicals: Major Diversified (0.1%)
40	ICI Wilmington Inc.	4.375	12/01/08	40,063
	Computer Processing Hardware (0.1%)
40	Dell Inc - 144A (b)	5.65	04/15/18	38,670
15	Hewlett-Packard Co.	5.50	03/01/18	14,718
				53,388
	Department Stores (0.2%)
140	General Electirc Capital Corp.	5.625	05/01/18	135,639
	Discount Stores (0.1%)
55	Wal-Mart Stores, Inc.	4.25	04/15/13	54,751
	Drugstore Chains (0.1%)
5	CVS Caremark Corp.	5.75	06/01/17	4,926
20	CVS Corp.	5.75	08/15/11	20,507
53	CVS Lease Pass Through - 144A (b)	6.036	12/10/28	49,471
				74,904
	Electric Utilities (1.0%)
60	Arizona Public Service Co.	5.80	06/30/14	57,078
70	Carolina Power & Light Co.	5.125	09/15/13	70,515
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	17,802

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10	CenterPoint Energy Resources, Corp. (Series B)	7.875%		04/01/13	$10,716
25	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	25,821
45	Consumers Energy Co. (Series H)	4.80		02/17/09	45,136
40	Detroit Edison Co. (The)	6.125		10/01/10	41,652
70	E.ON International Finance BV -144A (Netherlands) (b)	5.80		04/30/18	68,797
45	Entergy Gulf States, Inc.	3.082	(e)	12/01/09	44,497
25	Ohio Edison Co.	6.40		07/15/16	24,979
65	Ohio Power Company (Series K)	6.00		06/01/16	64,581
25	Peco Energy Co.	5.35		03/01/18	24,513
45	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	45,250
30	Texas Eastern Transmission	7.00		07/15/32	30,155
20	Union Electric Co.	6.70		02/01/19	20,297
					591,789
	Electrical Products (0.1%)
65	Cooper Industries, Inc.	5.25		11/15/12	65,335
	Electronic Components (0.1%)
50	Philips Electronic N.V. (Netherlands)	5.75		03/11/18	49,076
	Electronic Equipment/Instruments (0.1%)
30	Xerox Corp.	6.35		05/15/18	29,667
	Electronic Production Equipment (0.1%)
35	KLA-Tencor Corp.	6.90		05/01/18	34,373
	Electronics/Appliances (0.1%)
30	LG Electronics Inc. - 144A (South Korea) (b)	5.00		06/17/10	29,532
	Finance/Rental/Leasing (0.2%)
10	Capmark Finance Group Inc.	6.30		05/10/17	6,474
80	Nationwide Building Society - 144A (United Kingdom) (b)	4.25		02/01/10	78,640
					85,114
	Financial Conglomerates (0.6%)
105	Bank One Corp. (Series A)	6.00		02/17/09	105,635
20	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	17,890
40	Citigroup Inc.	5.875		05/29/37	34,122
60	Citigroup Inc.	6.125		11/21/17	57,683
25	General Electric Capital Corp. (Series A)	4.25		12/01/10	25,268
10	General Electric Capital Corp. (Series A)	5.875		02/15/12	10,383
60	JPMorgan Chase & Co.	4.75		05/01/13	58,374
15	Prudential Financial, Inc.	6.625		12/01/37	14,203
					323,558

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Food Retail (0.1%)
$10	Delhaize America, Inc.	9.00%		04/15/31	$11,803
20	Kroger Co. (The)	5.00		04/15/13	19,693
					31,496
	Food: Major Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00		10/01/28	30,968
15	ConAgra Foods, Inc.	8.25		09/15/30	17,423
50	Kroger Co. (The)	6.125		08/23/18	48,511
					96,902
	Foods & Beverages (0.0%)
20	Dr Pepper Snapple Group, Inc. - 144A (b)	6.82		05/01/18	20,118
	Gas Distributors (0.2%)
15	Equitable Resources, Inc.	6.50		04/01/18	15,048
25	NiSource Finance Corp.	6.80		01/15/19	24,562
45	NiSource Finance Corp.	3.208	(e)	11/23/09	43,761
35	Questar Market Resources, Inc.	6.80		04/01/18	34,258
					117,629
	Home Improvement Chains (0.2%)
35	Home Depot, Inc. (The)	5.40		03/01/16	32,188
90	Home Depot, Inc. (The)	2.901	(e)	12/16/09	87,690
					119,878
	Hotels/Resorts/Cruiselines (0.1%)
30	Starwood Hotels & Resorts Worldwide, Inc.	6.75		05/15/18	28,342
	Industrial Conglomerates (0.4%)
175	General Electric Co.	5.25		12/06/17	168,540
30	Honeywell International Inc.	5.30		03/01/18	29,608
45	Textron Financial Corp. (Series MTN)	5.125		02/03/11	45,524
					243,672
	Industrial Machinery (0.0%)
25	Parker Hannifin Corp. (Series MTN)	5.50		05/15/18	25,126
	Industrial Specialties (0.0%)
30	Cox Communications, Inc. - 144A (b)	6.25		06/01/18	29,339
	Insurance Brokers/Services (0.3%)
200	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	183,287
	Integrated Oil (0.2%)
60	ConcoPhillips	5.20		05/15/18	59,244
30	Marathon Oil Corp.	6.00		10/01/17	29,881
25	Petro-Canada (Canada)	6.05		05/15/18	24,682
					113,807

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Investment Banks/Brokers (0.7%)
$45	Bear Stearns Companies, Inc. (The)	7.25%	02/01/18	$47,042
35	Bear Stearns Companies, Inc. (The)	6.40	10/02/17	34,646
60	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	58,314
100	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	91,750
30	Lehman Brothers Holdings, Inc.	5.75	01/03/17	26,517
50	Lehman Brothers Holdings, Inc.	6.50	07/19/17	46,333
85	Lehman Brothers Holdings, Inc.	6.875	07/17/37	73,377
45	NYSE Euronext	4.80	06/28/13	44,429
				422,408
	Major Banks (1.2%)
140	Bank of America Corp.	5.75	12/01/17	131,709
30	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	29,275
95	Credit Suisse New York	6.00	02/15/18	91,641
55	HSBC Finance Corp.	6.75	05/15/11	57,195
45	Popular North America, Inc. (Series F)	5.65	04/15/09	44,573
130	Unicredit Luxembourg Finance S.A. - 144A (Luxembourg) (b)	2.97	10/24/08	129,920
120	Wachovia Corp. (Series MTN)	5.50	05/01/13	114,972
80	Wells Fargo & Co.	5.625	12/11/17	77,543
				676,828
	Major Telecommunications (0.9%)
15	AT&T Corp.	8.00	11/15/31	17,269
5	AT&T Inc.	5.60	05/15/18	4,888
70	AT&T Inc.	6.30	01/15/38	66,347
25	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	28,760
55	France Telecom S.A. (France)	8.50	03/01/31	66,758
45	SBC Communications, Inc.	6.15	09/15/34	42,178
5	Sprint Capital Corp.	8.75	03/15/32	4,774
35	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	34,998
50	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	49,346
5	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	4,582
55	Telefonica Europe BV (Netherlands)	8.25	09/15/30	63,310
50	Verizon Communications Inc.	5.50	02/15/18	47,653
60	Verizon New England Inc.	6.50	09/15/11	61,713
				492,576
	Managed Health Care (0.0%)
30	Unitedhealth Group Inc.	6.00	02/15/18	29,072

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Media Conglomerates (0.4%)
$30	Time Warner Cable, Inc.	6.75%		07/01/18	$30,253
110	Time Warner, Inc.	2.915	(e)	11/13/09	106,931
50	Viacom, Inc.	6.875		04/30/36	47,094
45	Vivendi - 144A (France) (b)	6.625		04/04/18	44,745
					229,023
	Medical Specialties (0.2%)
25	Baxter International Inc.	4.625		03/15/15	23,824
25	Baxter International Inc.	5.375		06/01/18	24,752
40	Covidien International Finance SA - 144A (Luxembourg) (b)	6.00		10/15/17	40,555
					89,131
	Miscellaneous (0.1%)
50	Oracle Corp.	5.75		04/15/18	50,050
	Motor Vehicles (0.1%)
35	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	40,577
30	Harley-Davidson Funding Corp. - 144A (b)	6.80		06/15/18	29,694
					70,271
	Multi-Line Insurance (0.3%)
130	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	132,108
65	American General Finance Corp. (Series H)	4.625		09/01/10	63,011
					195,119
	Oil & Gas Pipelines (0.1%)
25	Kinder Morgan Energy Partners. L.P.	5.95		02/15/18	24,400
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	57,271
					81,671
	Oil & Gas Production (0.1%)
45	XTO Energy, Inc.	5.50		06/15/18	43,055
	Oil Refining/Marketing (0.1%)
20	Marathon Oil Corp.	5.90		03/15/18	19,802
45	Valero Energy Corp.	3.50		04/01/09	44,885
					64,687
	Oilfield Services/Equipment (0.0%)
25	Weatherford International Ltd. (Bermuda)	6.00		03/15/18	24,718
	Other Metals/Minerals (0.2%)
70	Brascan Corp. (Canada)	7.125		06/15/12	70,746
35	Rio Tinto Finance Ltd. (Australia)	6.50		07/15/18	35,170
					105,916

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pharmaceuticals: Major (0.3%)
$35	AstraZeneca PLC (Great Britian)	5.90%		09/15/17	$35,938
55	Bristol-Myers Squibb Co.	5.45		05/01/18	54,358
55	GlaxoSmithKline Capital Inc.	5.65		05/15/18	54,893
20	Wyeth	5.45		04/01/17	19,759
10	Wyeth	5.50		02/15/16	10,066
					175,014
	Property - Casualty Insurers (0.8%)
25	ACE INA Holdings Inc.	5.60		05/15/15	24,110
75	Berkshire Hathaway Finance Corp. -144A (b)	5.40		05/15/18	75,101
10	Chubb Corp.	5.75		05/15/18	9,710
200	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692		11/14/08	199,252
30	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	28,228
100	Xlliac Global Funding - 144A (b)	4.80		08/10/10	99,253
					435,654
	Railroads (0.1%)
35	Burlington Santa Fe Corp.	6.125		03/15/09	35,327
10	Canadian National Railway Co. (Canada)	5.55		05/15/18	9,885
					45,212
	Real Estate Development (0.2%)
122	World Financial Properties - 144A (b)	6.91		09/01/13	122,267
	Real Estate Investment Trusts (0.2%)
90	iStar Financial Inc.	3.027	(e)	03/09/10	76,301
15	Prologis	6.625		05/15/18	14,802
					91,103
	Restaurants (0.1%)
50	Tricon Global Restaurants, Inc.	8.875		04/15/11	54,078
	Savings Banks (0.4%)
15	Household Finance Corp.	4.125		12/15/08	14,978
20	Household Finance Corp.	5.875		02/01/09	20,142
25	Household Finance Corp.	6.375		10/15/11	25,587
110	Sovereign Bancorp, Inc.	2.829	(e)	03/23/10	98,386
55	Washington Mutual Bank	5.50		01/15/13	44,042
45	Washington Mutual Inc.	8.25		04/01/10	39,840
					242,975
	Services to the Health Industry (0.1%)
30	Medco Health Solutions Inc.	7.125		03/15/18	31,209
	Steel (0.1%)
35	ArcelorMittal - 144A (Luxembourg) (b)	6.125		06/01/18	34,267

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tobacco (0.1%)
$50	Philip Morris International Inc.	5.65%	05/16/18	$48,682
	Total Corporate Bonds (Cost $7,132,449)			6,968,954
	U.S. Government Agencies & Obligations (4.9%)
100	Federal Home Loan Mortgage Corp.	5.125	11/17/17	102,927
500	U.S. Treasury Bond	4.50	02/15/36	496,602
505	U.S. Treasury Bond	5.375	02/15/31	561,261
275	U.S. Treasury Bond	6.125	08/15/29	331,783
410	U.S. Treasury Bond	6.375	08/15/27	502,378
290	U.S. Treasury Bond	8.125	08/15/21	396,281
360	U.S. Treasury Note	4.25	08/15/13	375,694
	Total U.S. Government Agencies & Obligations (Cost $2,719,971)			2,766,926
	Mortgage-Backed Securities (7.4%)
	Federal Home Loan Mortgage Corp.
67		6.50	03/01/33	70,117
1		7.50	08/01/30	1,234
134	Federal Home Loan Mortgage Corp. Gold	7.50	09/01/25 - 08/01/31	144,259
	Federal National Mortgage Assoc.
227		6.50	01/01/32	235,452
235		7.00	05/01/31 - 11/01/34	463,616
176		7.50	08/01/29 - 09/01/35	189,689
136		8.00	12/01/28 - 10/01/31	147,748
	Federal National Mortgage Assoc. (ARM)
369		5.766	01/01/36	377,634
344		5.772	01/01/36	352,139
155		5.783	03/01/36	158,032
199		5.819	12/01/35	203,488
197		5.832	10/01/35	201,001
170		5.833	11/01/35	173,741
125		5.872	03/01/36	127,637
150		6.232	05/01/36	152,415
146		6.247	05/01/36	147,754
340		6.248	04/01/36	347,997
146		6.257	05/01/36	150,515
159		6.286	07/01/36	161,611

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$107		6.291%	07/01/36	$108,584
225		6.302	04/01/36	228,637
45	General National Mortgage Assoc.	7.50	08/15/23 - 10/15/29	48,048
	Total Mortgage-Backed Securities (Cost $4,194,572)			4,191,348
	Asset-Backed Securities (2.9%)
	Capital Auto Receivables Asset Trust
161	2006-2 A3A	4.98	05/15/11	162,652
93	2006-SN1A A3-144A (b)	5.31	10/20/09	93,540
175	2007-SN1 A3B	2.531	07/15/10	174,364
	Capital One Auto Finance Trust
64	2006-C A3A	5.07	07/15/11	62,959
	Caterpillar Financial Asset Trust
78	2006-A A3	5.57	05/25/10	78,792
	CIT Equipment Collateral
113	2006-VT2 A3	5.07	02/20/10	113,485
	Citibank Credit Card Issuance Trust
150	2007-A1 A1	2.791	03/22/12	148,627
	CNH Equipment Trust
29	2005-B A3	4.27	01/15/10	29,373
	Ford Credit Auto Owner Trust
36	2006-A A3	5.05	03/15/10	35,892
	GE Equipment Small Ticket LLC
43	2005-2A A3-144A (b)	4.88	10/22/09	43,016
	GS Auto Loan Trust
125	2006-1 A3	5.37	12/15/10	126,017
	Harley-Davidson Motorcycle Trust
127	2005-1 A2	3.76	12/17/12	127,450
92	2005-2 A2	4.07	02/15/12	92,607
	Hertz Vehicle Financing LLC
100	2005-2A A2 - 144A (b)	4.93	02/25/10	99,526
	Honda Auto Receivables Owner Trust
32	2005-6 A3	4.85	10/19/09	32,157
	Hyundai Auto Receivables Trust
12	2005-A A3	3.98	11/16/09	12,032
	MBNA Master Credit Card Trust
100	1999-B A	5.90	08/15/11	101,830
	National City Auto Receivables Trust
28	2004-A A4	2.88	05/15/11	28,178
	Nissan Auto Receivables Owner Trust
11	2005-B A3	3.99	07/15/09	11,507

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	TXU Electric Delivery Transition Bond Co. LLC
$50	2004-1 A2	4.81%		11/17/14	$49,766
	Volkswagen Auto Loan Enhanced Trust
8	2005-1 A3	4.80		07/20/09	8,060
	Wachovia Auto Owner Trust
2	2005-A A3	4.06		09/21/09	2,163
11	2005-B A3	4.79		04/20/10	11,092
	Total Asset-Backed Securities (Cost $1,639,122)				1,645,085
	Collateralized Mortgage Obligations (3.3%)
	U.S. Government Agencies (1.1%)
	Federal Home Loan Mortgage Corp.
87	Whole Loan 2005-S001 2A2	2.633	(e)	09/25/45	85,600
	Federal National Mortgage Assoc.
357	2005-68 XI (IO)	6.00		08/25/35	107,589
191	2006-118 A2	2.543	(e)	12/25/36	184,613
128	2006-28 1A1	2.593	(e)	03/25/36	125,548
1,747	2006-59 IP (IO)	2.273	(e)	07/25/36	61,700
1,569	2006-28 1P (IO)	1.519	(e)	03/25/36	42,155
					607,205
	Private Issues (2.2%)
	Alliance Bancorp trust
147	2007-OA1 A1	2.723	(e)	07/25/37	104,604
	American Home Mortgage Investment Trust
158	2007-1 GA1C	2.673	(e)	05/25/47	113,766
	American Home Mortgage Assets
129	2006-2 2A2	2.713	(e)	09/25/46	69,772
126	2006-5 A2	4.498	(e)	11/25/46	78,506
93	2007-5 A3	2.783	(e)	06/25/47	35,961
	Bear Stearns Mortgage Funding Trust
109	2006-AR4 A1	2.693	(e)	12/25/36	78,797
116	2006-AR5 1A1	2.643	(e)	12/25/36	84,518
	Countrywide Alternative Loan Trust
108	2005-56 2A3	5.028	(e)	11/25/35	79,548
922	2006-OA17 1XP (IO)	1.276	(e)	12/20/46	35,493
70	2006-OA18 A3	2.753	(e)	12/25/46	27,925
1,102	2006-OA21 X (IO)	1.53	(e)	03/20/47	47,357
173	2007-OA8 2A2	2.713	(e)	06/25/47	97,689
	Harborview Mortgage Loan Trust
155	2006-14 2A1A	2.633	(e)	03/19/38	108,757
50	2006-SB1 M1	2.863	(e)	12/19/36	4,682

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Residential Accredit Loans, Inc.
$117	2007-QO3 A3	2.743	(e)%	03/25/47	$45,458
93	2007-QO4 A3	2.783	(e)	05/25/47	34,415
	WAMU Mortgage Pass-Through Certificates
2,219	2005-AR6 X (IO)	1.166	(e)	04/25/45	36,057
71	2005-AR13 A1A2	4.978	(e)	10/25/45	55,573
25	2006-AR5 A1B3	2.833	(e)	06/25/46	11,376
183	2007-OA6 CA1B	2.713	(e)	07/25/47	104,446
					1,254,700
	Total Collateralized Mortgage Obligations (Cost $2,469,032)				1,861,905
NUMBER OF CONTRACTS
	Call Options Purchased (0.1%)
36	90 day Euro$ Futures September/2009 @ 96.75 (Cost$31,145)				33,075
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (5.1%)
	U.S. Government Obligation (c)(d) (0.2%)
$100	U.S. Treasury Bill (Cost $99,571)	1.60		10/09/08	99,556
NUMBER OF SHARES (000)
	Investment Company (f) (4.9%)
2,784	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,783,802)				2,783,802
	Total Short-Term Investments (Cost $2,883,373)				2,883,358
	Total Investments (Cost $57,774,157) (g)(h)			100.6%	56,717,266
	Liabilities in Excess of Other Assets			(0.6)	(334,866)
	Total Written Options Outstanding (premiums $17,905)			0.0	(20,025)
	Net Assets			100.0%	$56,362,375

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

  ADR  American depositary receipt.

  ARM  Adjustable rate mortgage.

  IO  Interest only security.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $45,323.

  (d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (e)  Floating Rate security, rate shown is the rate in effect at June 30, 2008.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (g)  Securities have been designated as collateral in an amount equal to $7,711,528 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,556,086 and the aggregate gross unrealized depreciation is $6,612,977 resulting in net unrealized depreciation of $1,056,891.

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
9	Long	U.S.Treasury Notes 2 Year, September 2008	$1,900,828	$(1,601)
7	Long	U.S.Treasury Notes 5 Year, September 2007	773,883	(2,810)
2	Long	90 Day Euro$ June 2009	482,350	4,385
1	Long	90 Day Euro$ March 2009	241,700	3,954
6	Short	U.S.Treasury Bonds 20 Year, September 2008	(693,563)	805
9	Short	Swap Futures 10 Year, September 2008	(989,578)	(4,730)
31	Short	U.S.Treasury Notes 10 Year, September 2008	(3,531,578)	(5,249)
Net Unrealized Depreciation				$(5,246)

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Options Written at June 30, 2008:

CONTRACTS	NUMBER OF DESCRIPTION	PRICE	STRIKE DATE	EXPIRATION PREMIUM	VALUE
36	Call options on 90 day Euro$ Futures	$97.25	September 2009	$17,905	$20,025

Credit Default Swap Contracts Open at June 30, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International Arrow Electronics, Inc.	Buy	$60	1.00%	March 20, 2015	$(444)
Goldman Sachs International Avalonbay Communities Inc.	Buy	40	3.05	March 20, 2013	(2,317)
Merrill Lynch International Carnival Corp.	Buy	25	1.50	March 20, 2018	(87)
Merrill Lynch International Carnival Corp.	Buy	25	1.57	March 20, 2018	(71)
Bank of America, N.A. Carnival Corp.	Buy	25	1.57	March 20, 2018	(71)
Merrill Lynch International Carnival Corp.	Buy	20	1.60	March 20, 2018	(153)
Goldman Sachs International Coca-Cola Enterprises Inc.	Buy	80	0.588	March 20, 2013	(556)
Goldman Sachs International Chubb Corp.	Buy	120	0.10	March 20, 2012	2,042
Goldman Sachs International Dell Inc.	Buy	60	0.22	March 20, 2012	662
Goldman Sachs International Dow Jones Index	Sell	50	0.60	December 20, 2012	(271)
JPMorgan Chase Bank N.A. New York Dow Jones Index	Sell	150	0.60	December 20, 2012	80
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	45	0.60	December 20, 2012	(539)

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Lehman Brothers Special Financing Inc. Dow Jones Index	Sell	$95	0.60%	December 20, 2012	$(1,401)
Goldman Sachs International Dow Jones Index	Sell	80	0.80	December 20, 2012	(34)
Goldman Sachs International Dow Jones Index	Sell	100	1.55	June 20, 2013	(300)
Citibank, N.A., New York Eaton Corp.	Buy	20	0.82	March 20, 2018	74
Merrill Lynch International Eaton Corp.	Buy	35	0.92	March 20, 2018	(136)
Goldman Sachs International Eaton Corp.	Buy	20	0.97	March 20, 2018	(153)
UBS AG Eli Lilly & Co.	Buy	65	0.30	March 20, 2013	(250)
Goldman Sachs International Eli Lilly & Co.	Buy	20	0.33	March 20, 2013	(103)
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	35	0.45	March 20, 2018	452
Lehman Brothers Special Financing Inc. Goodrich Corp.	Buy	25	0.46	March 20, 2018	304
Goldman Sachs International Goodrich Corp.	Buy	30	0.47	March 20, 2018	341
Bank of America, N.A. Goodrich Corp.	Buy	25	0.70	March 20, 2013	(206)
Bank of America, N.A. Goodrich Corp.	Buy	20	0.82	March 20, 2018	(311)
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	130	0.12	December 20, 2011	3,956
UBS AG Martin Marietta Materials, Inc.	Buy	20	1.73	March 20, 2018	(231)
UBS AG Martin Marietta Materials, Inc.	Buy	20	1.78	March 20, 2013	(265)
Bank of America, N.A. Nordstrom, Inc.	Buy	20	1.03	March 20, 2018	250

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank N.A. New York Nordstrom, Inc.	Buy	$30	1.07%	March 20, 2018	$286
JPMorgan Chase Bank N.A. New York Pepsi Bottling Group, Inc.	Buy	20	0.58	March 20, 2013	(115)
JPMorgan Chase Bank N.A. New York Pepsi Bottling Group, Inc.	Buy	30	0.63	March 20, 2013	(237)
Goldman Sachs International Prologis	Buy	25	3.33	March 20, 2013	(1,028)
Bank of America, N.A. Sealed Air Corp.	Buy	20	1.08	March 20, 2018	921
Goldman Sachs International Sealed Air Corp.	Buy	25	1.08	March 20, 2018	1,151
Bank of America, N.A. Sealed Air Corp.	Buy	30	1.12	March 20, 2018	1,296
Goldman Sachs International Sealed Air Corp.	Buy	10	1.24	March 20, 2018	347
Bank of America, N.A. Textron Financial Corp.	Buy	25	0.80	March 20, 2018	779
UBS AG Textron Financial Corp.	Buy	20	1.00	March 20, 2013	193
UBS AG Textron Financial Corp.	Buy	20	1.01	March 20, 2013	193
Goldman Sachs International Textron Financial Corp.	Buy	40	1.05	March 20, 2013	287
UBS AG Textron Financial Corp	Buy	45	1.06	March 20, 2013	(503)
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	25	0.43	March 20, 2012	270
Citibank, N.A., New York Tyco Electronics Ltd.	Buy	50	0.43	March 20, 2012	539
Goldman Sachs International Union Pacific Corp.	Buy	60	0.20	December 20, 2011	786
Bank of America, N.A. Yum! Brands, Inc.	Buy	50	1.18	March 20, 2013	(360)
Net Unrealized Appreciation					$5,067

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

Interest Rate Swap Contracts Open at June 30, 2008:

` COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. New York		$1,315	Fixed Rate 4.148%	Floating Rate 2.677#%	June 9, 2013	$(6,286)
Bank of America N.A. New York		355	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	2,474
Bank of America N.A. New York		650	Fixed Rate 5.592	Floating Rate 0.00#	February 19, 2018	9,679
Bank of America N.A. New York		385	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	(1,663)
Bank of America N.A. New York		805	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	(5,981)
Citibank N.A. New York		300	Fixed Rate 5.338	Floating Rate 2.638#	May 24, 2017	15,843
Citibank N.A. New York		700	Fixed Rate 5.448	Floating Rate 2.734#	August 9, 2017	42,511
Citibank N.A. New York		1,400	Fixed Rate 5.239	Floating Rate 2.655#	September 27, 2017	63,294
Citygroup Inc.		200	Fixed Rate 4.648	Floating Rate 2.638#	February 27, 2018	(226)
Deutsche Bank AG, New York		675	Fixed Rate 5.389	Floating Rate 2.638#	May 25, 2017	38,185
Deutsche Bank AG, New York	EUR	1,225	Fixed Rate 5.268	Floating Rate 5.13†	July 3, 2023	(2,970)
Goldman Sachs Group Inc.		$665	Fixed Rate 5.565	Floating Rate 0.00#	February 27, 2018	9,190
Goldman Sachs Group Inc.		1,335	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	21,547
JPMorgan Chase Bank N.A. New York		1,185	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	(9,421)
JPMorgan Chase Bank N.A. New York		1,375	Fixed Rate 5.34	Floating Rate 2.638#	May 24, 2017	72,875
JPMorgan Chase Bank N.A. New York		850	Fixed Rate 5.448	Floating Rate 2.644#	May 29, 2017	51,808
JPMorgan Chase Bank N.A. New York		1,250	Fixed Rate 5.088	Floating Rate 2.691#	September 11, 2017	42,563
Bank of America N.A. New York		457	Floating Rate 3.08#	Fixed Rate 5.815	February 12, 2023	(5,699)
Bank of America N.A. New York		840	Floating Rate 0.00#	Fixed Rate 6.03	February 19, 2023	(15,448)
Bank of America N.A. New York		490	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(1,377)
Bank of America N.A. New York		995	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(338)
Deutsche Bank AG, New York	EUR	975	Floating Rate 5.13†	Fixed Rate 4.934	July 1, 2018	(829)
Goldman Sachs Group Inc.		$855	Floating Rate 0.00#	Fixed Rate 5.96	February 27, 2023	(14,048)
Goldman Sachs Group Inc.		1,715	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(31,728)
JPMorgan Chase Bank N.A. New York		1,400	Floating Rate 2.873#	Fixed Rate 4.408	May 1, 2018	29,470
Net Unrealized Appreciation						$303,425

  EUR  Euro.

  #  Floating rate represents USD-3 Months LIBOR.

  †  Floating rate represents EUR-3 Months EURIBOR.

See Notes to Financial Statements

Balanced

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

SUMMARY OF INVESTMENTS

TYPE OF INVESTMENT	VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$36,366,615		64.1%
Corporate Bonds	6,968,954		12.3
Mortgage-Backed Securities	4,191,348		7.4
Short-Term Investments	2,883,358		5.1
U.S. Government Obligations	2,766,926		4.9
Collateralized Mortgage Obligations	1,861,905		3.3
Asset-Backed Securities	1,645,085		2.9
Call Options Purchased	33,075		0.0
	$56,717,266	*	100.0%

  *  Does not include open long/short futures contracts with an underlying face amount of 8,613,480 with unrealized depreciation of $5,246. Also does not include open swap contracts with net unrealized appreciation of $308,492.

See Notes to Financial Statements

Utilities

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Cable/Satellite TV (2.2%)
69,000	Comcast Corp. (Class A)	$1,308,930
	Electric Utilities (54.1%)
85,100	AES Corp. (The) (a)	1,634,771
27,900	Allegheny Energy, Inc.	1,398,069
17,300	Ameren Corp.	730,579
28,200	American Electric Power Co., Inc.	1,134,486
82,600	CMS Energy Corp.	1,230,740
22,000	Consolidated Edison, Inc.	859,980
19,800	Constellation Energy Group	1,625,580
14,200	Dominion Resources, Inc.	674,358
26,200	DPL, Inc.	691,156
14,100	DTE Energy Co.	598,404
62,910	Duke Energy Corp.	1,093,376
35,900	Edison International	1,844,542
5,100	Entergy Corp.	614,448
25,000	Exelon Corp.	2,249,000
26,100	FirstEnergy Corp.	2,148,813
29,300	FPL Group, Inc.	1,921,494
43,900	Northeast Utilities	1,120,767
19,800	NSTAR	669,636
44,800	PG&E Corp.	1,778,112
38,400	PPL Corp.	2,007,168
39,800	Public Service Enterprise Group Inc.	1,828,014
32,100	SCANA Corp.	1,187,700
46,600	Southern Co. (The)	1,627,272
28,000	Wisconsin Energy Corp.	1,266,160
		31,934,625
	Energy (21.9%)
32,500	AGL Resources, Inc.	1,123,850
88,720	Dynegy, Inc. (Class A) (a)	758,556
23,200	Equitable Resources, Inc.	1,602,192
35,650	MDU Resources Group, Inc.	1,242,759
21,900	New Jersey Resources Corp.	715,035
29,400	NRG Energy, Inc. (a)	1,261,260
25,600	Questar Corp.	1,818,624
33,300	Sempra Energy	1,879,785

NUMBER OF SHARES		VALUE
28,955	Spectra Energy Corp.	$832,167
42,000	Williams Companies, Inc. (The)	1,693,020
		12,927,248
	Major Telecommunications (0.9%)
20,700	Telefonica S.A.	550,140
	Specialty Telecommunications (1.7%)
17,500	Crown Castle International Corp. (a)	677,775
18,500	TW Telecom Inc. (a)	296,555
		974,330
	Telecommunications (15.5%)
16,200	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	854,550
11,400	American Tower Corp. (Class A) (a)	481,650
72,509	AT&T Inc.	2,442,828
27,500	Citizens Communications Co.	311,850
6,800	NII Holdings Inc. (a)	322,932
29,900	Rogers Communications, Inc. (Class B)	1,155,934
8,300	Telefonica S.A. (ADR) (Spain)	660,514
8,800	Telus Corp. (Non-Voting)	358,058
62,494	Verizon Communications, Inc	2,212,288
26,679	Windstream Corp.	329,219
		9,129,823
	Water Utilities (1.1%)
28,000	American Water Works Co., Inc. (a)	621,040
	Wireless Telecommunications (0.9%)
2,600	China Mobile Ltd. (ADR) (Hong Kong)	174,070
10,700	SBA Communications Corp. (a)	385,306
		559,376
	Total Common Stocks (Cost $33,606,939)	58,005,512

See Notes to Financial Statements

Utilities

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.6%) Investment Company (b)
962	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $961,992)	$961,992
Total Investments (Cost $34,568,931) (c)	99.9%	58,967,504
Other Assets in Excess of Liabilities	0.1	43,816
Net Assets	100.0%	$59,011,320

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,447,172 and the aggregate gross unrealized depreciation is $1,048,599 resulting in net unrealized appreciation of $24,398,573.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Elecric Utilities	$31,934,625	54.2%
Energy	12,927,248	21.9
Telecommunications	9,129,823	15.5
Cable/Satellite TV	1,308,930	2.2
Specialty Telecommunications	974,330	1.7
Investment Company	961,992	1.6
Water Utilities	621,040	1.1
Wireless Telecommunications	559,376	0.9
Major Telecommunications	550,140	0.9
	$58,967,504	100.0%

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Aerospace & Defense (1.8%)
21,708	Northrop Grumman Corp.	$1,452,265
25,100	Raytheon Co.	1,412,628
		2,864,893
	Apparel/Footwear (0.7%)
16,349	V.F. Corp.	1,163,722
	Apparel/Footwear Retail (0.7%)
37,340	Nordstrom, Inc.	1,131,402
	Auto Parts: O.E.M. (0.9%)
16,730	Eaton Corp.	1,421,548
	Beverages: Non-Alcoholic (3.7%)
92,583	PepsiCo, Inc.	5,887,353
	Biotechnology (1.8%)
53,510	Gilead Sciences, Inc. (a)	2,833,355
	Chemicals: Agricultural (1.4%)
17,213	Monsanto Co.	2,176,412
	Computer Communications (2.4%)
163,949	Cisco Systems, Inc. (a)	3,813,454
	Computer Processing Hardware (1.6%)
119,711	Dell Inc. (a)	2,619,277
	Contract Drilling (1.8%)
53,500	Patterson-UTI Energy, Inc.	1,928,140
5,810	Transocean Inc. (Cayman Islands) (a)	885,386
		2,813,526
	Discount Stores (1.7%)
59,386	Target Corp.	2,760,855
	Drugstore Chains (1.5%)
59,963	CVS Caremark Corp.	2,372,736
	Electric Utilities (2.5%)
44,409	Exelon Corp.	3,995,034

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.5%)
18,400	Chicago Bridge & Iron Company N.V. (Netherlands)	$732,688
	Financial Conglomerates (4.2%)
87,727	Citigroup, Inc.	1,470,305
101,959	JPMorgan Chase & Co.	3,498,213
30,494	Prudential Financial, Inc.	1,821,712
		6,790,230
	Household/Personal Care (2.7%)
72,162	Procter & Gamble Co. (The)	4,388,171
	Industrial Conglomerates (8.2%)
33,000	3M Co.	2,296,470
183,799	General Electric Co.	4,905,595
98,199	United Technologies Corp.	6,058,878
		13,260,943
	Information Technology Services (2.8%)
59,977	Accenture Ltd. (Class A) (Bermuda)	2,442,263
17,500	International Business Machines Corp.	2,074,275
		4,516,538
	Integrated Oil (6.3%)
40,200	BP PLC (ADR) (United Kingdom)	2,796,714
64,321	Exxon Mobil Corp.	5,668,610
33,480	Marathon Oil Corp.	1,736,608
		10,201,932
	Internet Software/ Services (1.2%)
3,694	Google Inc. (Class A) (a)	1,944,595

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (1.1%)
10,133	Goldman Sachs Group, Inc. (The)	$1,772,262
	Life/Health Insurance (3.1%)
36,630	AFLAC, Inc.	2,300,364
16,098	Lincoln National Corp.	729,561
36,832	MetLife, Inc.	1,943,625
		4,973,550
	Major Banks (2.2%)
56,700	Bank of America Corp.	1,353,429
59,405	Bank of New York Mellon Corp.	2,247,291
		3,600,720
	Major Telecommunications (1.5%)
72,336	AT&T Inc.	2,437,000
	Managed Health Care (1.3%)
60,690	CIGNA Corp.	2,147,819
	Media Conglomerates (1.5%)
77,320	Disney (Walt) Co. (The)	2,412,384
	Medical Specialties (2.9%)
7,967	Alcon, Inc. (Switzerland)	1,296,948
70,100	Covidien Ltd. (Bermuda)	3,357,089
		4,654,037
	Office Equipment/ Supplies (1.1%)
52,148	Pitney Bowes, Inc.	1,778,247
	Oil & Gas Pipelines (2.0%)
78,460	Williams Companies, Inc. (The)	3,162,723
	Oil & Gas Production (3.9%)
12,710	Apache Corp.	1,766,690
18,680	Occidental Petroleum Corp.	1,678,585
41,577	XTO Energy, Inc.	2,848,440
		6,293,715

NUMBER OF SHARES		VALUE
	Oilfield Services/ Equipment (4.2%)
33,532	Cameron International Corp. (a)	$1,855,996
56,460	Halliburton Co.	2,996,332
38,508	Weatherford International Ltd. (Bermuda) (a)	1,909,612
		6,761,940
	Other Consumer Services (1.6%)
92,185	eBay Inc. (a)	2,519,416
	Packaged Software (2.9%)
171,823	Microsoft Corp.	4,726,851
	Pharmaceuticals: Major (6.9%)
52,719	Johnson & Johnson	3,391,940
218,034	Pfizer, Inc.	3,809,054
80,999	Wyeth	3,884,712
		11,085,706
	Precious Metals (0.6%)
7,480	Freeport-McMoRan Copper & Gold, Inc.	876,581
	Property - Casualty Insurers (2.7%)
39,150	ACE Ltd. (Switzerland)	2,156,774
46,470	Allstate Corp. (The)	2,118,567
		4,275,341
	Restaurants (1.5%)
44,270	McDonald's Corp.	2,488,859
	Semiconductors (2.5%)
186,056	Intel Corp.	3,996,483
	Specialty Telecommunications (0.0%)
439	FairPoint Communications, Inc.	3,165
	Steel (1.6%)
21,200	Nucor Corp.	1,583,004
5,030	United States Steel Corp.	929,443
		2,512,447

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Tobacco (3.2%)
74,479	Altria Group, Inc.	$1,531,288
74,479	Philip Morris International Inc.	3,678,518
		5,209,806
	Trucks/Construction/Farm Machinery (1.6%)
34,420	Caterpillar Inc.	2,540,884
	Total Common Stocks (Cost $154,566,043)	157,918,600
NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.7%) Investment Company
2,791	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,791,674)	2,791,674
Total Investments (Cost $157,357,717) (c)	100.0%	160,710,274
Liabilities in Excess of Other Assets	(0.0)	(65,072)
Net Assets	100.0%	$160,645,202

  ADR  American Depositary Receipt

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,628,757 and the aggregate gross unrealized depreciation is $14,276,200, resulting in net unrealized appreciation of $3,352,557.

See Notes to Financial Statements

Dividend Growth

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Industrial Conglomerates	$13,260,943	8.3%
Pharmaceuticals: Major	11,085,706	6.9
Integrated Oil	10,201,932	6.3
Financial Conglomerates	6,790,230	4.2
Oilfield Services/ Equipment	6,761,940	4.2
Oil & Gas Production	6,293,715	3.9
Beverages: Non-Alcoholic	5,887,353	3.7
Tobacco	5,209,806	3.2
Life/Health Insurance	4,973,550	3.1
Packaged Software	4,726,851	2.9
Medical Specialties	4,654,037	2.9
Information Technology Services	4,516,538	2.8
Household/Personal Care	4,388,171	2.7
Property - Casualty Insurers	4,275,341	2.7
Semiconductors	3,996,483	2.5
Electric Utilities	3,995,034	2.5
Computer Communications	3,813,454	2.4
Major Banks	3,600,720	2.2
Oil & Gas Pipelines	3,162,723	2.0
Aerospace & Defense	2,864,893	1.8
Biotechnology	2,833,355	1.8
Contract Drilling	2,813,526	1.7
Investment Company	2,791,674	1.7

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Discount Stores	$2,760,855	1.7%
Computer Processing Hardware	2,619,277	1.6
Trucks/Construction/Farm Machinery	2,540,884	1.6
Other Consumer Services	2,519,416	1.6
Steel	2,512,447	1.6
Restaurants	2,488,859	1.6
Major Telecommunications	2,437,000	1.5
Media Conglomerates	2,412,384	1.5
Drugstore Chains	2,372,736	1.5
Chemicals: Agricultural	2,176,412	1.4
Managed Health Care	2,147,819	1.3
Internet Software/ Services	1,944,595	1.2
Office Equipment/Supplies	1,778,247	1.1
Investment Banks/Brokers	1,772,262	1.1
Auto Parts: O.E.M.	1,421,548	0.9
Apparel/Footwear	1,163,722	0.7
Apparel/Footwear Retail	1,131,402	0.7
Precious Metals	876,581	0.5
Engineering & Construction	732,688	0.5
Specialty Telecommunications	3,165	0.0
	$160,710,274	100.0%

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.8%)
	Advertising/Marketing Services (0.4%)
32,724	Interpublic Group of Companies, Inc. (The) (a)	$281,426
6,413	Omnicom Group, Inc.	287,815
		569,241
	Aerospace & Defense (1.8%)
3,896	Boeing Co.	256,045
3,457	General Dynamics Corp.	291,079
5,666	Goodrich Corp.	268,908
3,116	L-3 Communications Holdings, Inc.	283,151
2,895	Lockheed Martin Corp.	285,621
4,238	Northrop Grumman Corp.	283,522
2,673	Precision Castparts Corp.	257,597
5,104	Raytheon Co.	287,253
5,874	Rockwell Collins, Inc.	281,717
		2,494,893
	Agricultural Commodities/ Milling (0.2%)
9,044	Archer-Daniels-Midland Co.	305,235
	Air Freight/Couriers (0.8%)
5,019	C.H. Robinson Worldwide, Inc.	275,242
6,887	Expeditors International of Washington, Inc.	296,141
3,668	FedEx Corp.	289,002
4,452	United Parcel Service, Inc. (Class B)	273,664
		1,134,049
	Airlines (0.2%)
20,942	Southwest Airlines Co.	273,084
	Aluminum (0.2%)
7,914	Alcoa, Inc.	281,897

NUMBER OF SHARES		VALUE
	Apparel/Footwear (1.2%)
9,492	Coach, Inc. (a)	$274,129
19,753	Jones Apparel Group, Inc.	271,604
18,479	Liz Claiborne, Inc.	261,478
4,429	Nike, Inc. (Class B)	264,013
4,588	Polo Ralph Lauren Corp.	288,034
4,237	V.F. Corp.	301,590
		1,660,848
	Apparel/Footwear Retail (1.0%)
4,376	Abercrombie & Fitch Co. (Class A)	274,288
16,933	Gap, Inc. (The)	282,273
16,227	Limited Brands, Inc.	273,425
8,747	Nordstrom, Inc.	265,034
9,100	TJX Companies, Inc. (The)	286,377
		1,381,397
	Auto Parts: O.E.M. (0.4%)
3,163	Eaton Corp.	268,760
9,593	Johnson Controls, Inc.	275,127
		543,887
	Automotive Aftermarket (0.2%)
14,527	Goodyear Tire & Rubber Co. (The) (a)	259,016
	Beverages: Alcoholic (0.8%)
4,871	Anheuser-Busch Companies, Inc.	302,587
3,895	Brown-Forman Corp. (Class B)	294,345
14,924	Constellation Brands Inc. (Class A) (a)	296,391
5,359	Molson Coors Brewing Co. (Class B)	291,154
		1,184,477

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Beverages: Non-Alcoholic (0.8%)
5,506	Coca-Cola Co. (The)	$286,202
16,102	Coca-Cola Enterprises Inc.	278,565
9,882	Pepsi Bottling Group, Inc. (The)	275,905
4,540	PepsiCo, Inc.	288,699
		1,129,371
	Biotechnology (1.3%)
6,542	Amgen Inc. (a)	308,521
5,094	Biogen Idec Inc. (a)	284,704
4,960	Celgene Corp. (a)	316,795
4,287	Genzyme Corp. (a)	308,750
5,401	Gilead Sciences, Inc. (a)	285,983
4,118	Millipore Corp. (a)	279,447
		1,784,200
	Broadcasting (0.2%)
8,338	Clear Channel Communications, Inc.	293,498
	Building Products (0.2%)
17,747	Masco Corp.	279,160
	Cable/Satellite TV (0.4%)
14,999	Comcast Corp. (Class A)	284,531
10,816	DIRECTV Group, Inc. (The) (a)	280,243
		564,774
	Casino/Gaming (0.2%)
10,078	International Game Technology	251,748
	Chemicals: Agricultural (0.2%)
2,112	Monsanto Co.	267,041
	Chemicals: Major Diversified (1.0%)
7,863	Dow Chemical Co. (The)	274,497
6,392	Du Pont (E.I.) de Nemours & Co.	274,153
4,099	Eastman Chemical Co.	282,257
16,385	Hercules Inc. (a)	277,398
6,030	Rohm & Haas Co.	280,033
		1,388,338

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.8%)
2,879	Air Products & Chemicals, Inc.	$284,618
5,846	Ashland Inc.	281,777
3,040	Praxair, Inc.	286,490
5,228	Sigma-Aldrich Corp.	281,580
		1,134,465
	Coal (0.7%)
2,683	CONSOL Energy, Inc.	301,489
3,306	Massey Energy Co.	309,937
3,680	Peabody Energy Corp.	324,024
		935,450
	Commercial Printing/ Forms (0.2%)
9,557	Donnelley (R.R.) & Sons Co.	283,747
	Computer Communications (0.6%)
11,992	Cisco Systems, Inc. (a)	278,934
12,994	Juniper Networks, Inc. (a)	288,207
19,582	QLogic Corp. (a)	285,701
		852,842
	Computer Peripherals (0.6%)
18,354	EMC Corp. (a)	269,620
8,568	Lexmark International, Inc. (Class A) (a)	286,428
12,682	NetApp, Inc.	274,692
5,600	Seagate Technology Inc. (Escrow) (d) (a)	0
		830,740
	Computer Processing Hardware (0.8%)
1,686	Apple Inc. (a)	282,304
12,628	Dell Inc. (a)	276,301
6,480	Hewlett-Packard Co.	286,481
26,430	Sun Microsytems (a)	287,558
		1,132,644

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Construction Materials (0.2%)
4,622	Vulcan Materials Co.	$276,303
	Containers/Packaging (0.8%)
5,714	Ball Corp.	272,786
12,467	Bemis Company, Inc.	279,510
13,115	Pactiv Corp. (a)	278,431
14,219	Sealed Air Corp.	270,303
		1,101,030
	Contract Drilling (1.1%)
3,734	ENSCO International Inc.	301,483
6,272	Nabors Industries, Ltd. (Bermuda) (a)	308,771
4,620	Noble Corp. (Cayman Islands)	300,115
6,570	Rowan Companies, Inc.	307,147
1,986	Transocean Inc. (Cayman Islands)	302,647
		1,520,163
	Data Processing Services (1.6%)
5,334	Affiliated Computer Services, Inc. (Class A) (a)	285,316
6,937	Automatic Data Processing, Inc.	290,660
19,201	Convergys Corp. (a)	285,327
7,676	Fidelity National Information Services, Inc.	283,321
6,137	Fiserv, Inc. (a)	278,436
9,122	Paychex, Inc.	285,336
12,736	Total System Services, Inc.	282,994
11,773	Western Union Co.	291,028
		2,282,418
	Department Stores (0.8%)
22,556	Dillard's, Inc. (Class A)	260,973
6,810	Kohl's Corp. (a)	272,672
14,131	Macy's Inc.	274,424
8,012	Penney (J.C.) Co., Inc.	290,755
		1,098,824

NUMBER OF SHARES		VALUE
	Discount Stores (1.2%)
8,944	Big Lots, Inc. (a)	$279,410
4,300	Costco Wholesale Corp.	301,602
15,231	Family Dollar Stores, Inc.	303,706
3,953	Sears Holdings Corp. (a)	291,178
5,912	Target Corp.	274,849
5,253	Wal-Mart Stores, Inc.	295,219
		1,745,964
	Drugstore Chains (0.4%)
7,145	CVS Caremark Corp.	282,728
8,425	Walgreen Co.	273,897
		556,625
	Electric Utilities (5.4%)
15,107	AES Corp. (The) (a)	290,205
5,641	Allegheny Energy, Inc. (a)	282,671
6,917	Ameren Corp.	292,105
7,148	American Electric Power Co., Inc.	287,564
18,297	CenterPoint Energy, Inc.	293,667
19,288	CMS Energy Corp.	287,391
7,444	Consolidated Edison, Inc.	290,986
3,574	Constellation Energy Group	293,425
6,277	Dominion Resources, Inc.	298,095
6,874	DTE Energy Co.	291,733
16,722	Duke Energy Corp.	290,628
5,749	Edison International	295,384
2,443	Entergy Corp.	294,333
3,299	Exelon Corp.	296,778
3,651	FirstEnergy Corp.	300,587
4,450	FPL Group, Inc.	291,831
5,738	Integrys Energy Group, Inc.	291,663
11,449	Pepco Holdings, Inc.	293,667
7,481	PG&E Corp.	296,921
9,199	Pinnacle West Capital Corp.	283,053
5,755	PPL Corp.	300,814
6,978	Progress Energy, Inc.	291,890
6,455	Public Service Enterprise Group Inc.	296,478
8,567	Southern Co. (The)	299,160

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
13,719	TECO Energy, Inc.	$294,821
14,450	Xcel Energy, Inc.	290,012
		7,615,862
	Electrical Products (0.6%)
7,049	Cooper Industries Ltd. (Class A) (Bermuda)	278,436
5,482	Emerson Electric Co.	271,085
11,043	Molex Inc.	269,560
		819,081
	Electronic Components (0.8%)
19,766	Jabil Circuit, Inc.	324,360
4,536	MEMC Electronic Materials, Inc. (a)	279,145
13,951	SanDisk Corp. (a)	260,884
8,028	Tyco Electronics Ltd. (Bermuda)	287,563
		1,151,952
	Electronic Equipment/ Instruments (0.8%)
7,866	Agilent Technologies, Inc. (a)	279,558
24,831	JDS Uniphase Corp. (a)	282,080
5,610	Rockwell Automation, Inc.	245,325
21,076	Xerox Corp. (a)	285,791
		1,092,754
	Electronic Production Equipment (0.8%)
14,700	Applied Materials, Inc.	280,623
7,375	KLA-Tencor Corp.	300,236
13,789	Novellus Systems, Inc. (a)	292,189
26,596	Teradyne, Inc. (a)	294,418
		1,167,466
	Electronics/Appliance Stores (0.4%)
7,023	Best Buy Co., Inc.	278,111
22,453	RadioShack Corp.	275,498
		553,609

NUMBER OF SHARES		VALUE
	Electronics/Appliances (0.6%)
23,810	Eastman Kodak Co.	$343,578
6,545	Harman International Industries, Inc.	270,898
4,477	Whirlpool Corp.	276,365
		890,841
	Engineering & Construction (0.4%)
1,543	Fluor Corp.	287,121
3,383	Jacobs Engineering Group, Inc. (a)	273,008
		560,129
	Environmental Services (0.4%)
21,792	Allied Waste Industries, Inc. (a)	275,015
7,716	Waste Management, Inc.	290,970
		565,985
	Finance/Rental/Leasing (1.4%)
10,883	American Capital Strategies, Ltd.	258,689
7,224	Capital One Financial Corp.	274,584
32,223	CIT Group, Inc.	219,439
20,505	Discover Financial Services	270,051
12,410	Fannie Mae	242,119
13,542	Freddie Mac	222,089
4,084	Ryder System, Inc.	281,306
12,938	SLM Corp.	250,350
		2,018,627
	Financial Conglomerates (1.1%)
7,175	American Express Co.	270,282
15,310	Citigroup, Inc.	256,596
7,803	JPMorgan Chase & Co.	267,733
6,102	Leucadia National Corp. (a)	286,428
6,121	Principal Financial Group, Inc.	256,898
4,362	Prudential Financial, Inc.	260,586
		1,598,523

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Publishing/ Services (0.6%)
8,536	Equifax, Inc.	$286,980
6,845	McGraw-Hill Companies, Inc. (The)	274,621
7,793	Moody's Corp.	268,391
		829,992
	Food Distributors (0.2%)
10,222	SYSCO Corp.	281,207
	Food Retail (0.8%)
10,985	Kroger Co. (The)	317,137
9,929	Safeway Inc.	283,473
9,322	SUPERVALU, Inc.	287,957
11,226	Whole Foods Market, Inc.	265,944
		1,154,511
	Food: Major Diversified (1.4%)
8,842	Campbell Soup Co.	295,853
13,323	ConAgra Foods Inc.	256,867
4,689	General Mills, Inc.	284,951
5,988	Heinz (H.J.) Co.	286,526
5,794	Kellogg Co.	278,228
10,116	Kraft Foods Inc. (Class A)	287,800
23,358	Sara Lee Corp.	286,136
		1,976,361
	Food: Meat/Fish/Dairy (0.4%)
15,759	Dean Foods Co. (a)	309,192
19,858	Tyson Foods, Inc. (Class A)	296,679
		605,871
	Food: Specialty/Candy (0.6%)
8,755	Hershey Foods Co. (The)	286,989
7,961	McCormick & Co., Inc. (Non-Voting)	283,889
3,798	Wrigley (Wm.) Jr. Co.	295,408
		866,286
	Forest Products (0.2%)
5,601	Weyerhaeuser Co.	286,435

NUMBER OF SHARES		VALUE
	Gas Distributors (1.3%)
32,472	Dynegy, Inc. (Class A) (a)	$277,636
6,963	Nicor Inc.	296,554
17,130	NiSource, Inc.	306,970
4,351	Questar Corp.	309,095
5,337	Sempra Energy	301,274
10,777	Spectra Energy Corp.	309,731
		1,801,260
	Home Building (0.9%)
19,752	Centex Corp.	264,084
24,220	D.R. Horton, Inc.	262,787
16,226	KB Home	274,706
19,401	Lennar Corp. (Class A)	239,408
26,430	Pulte Homes, Inc.	254,521
		1,295,506
	Home Furnishings (0.4%)
16,629	Leggett & Platt, Inc.	278,868
16,271	Newell Rubbermaid, Inc.	273,190
		552,058
	Home Improvement Chains (0.6%)
11,256	Home Depot, Inc. (The)	263,616
12,944	Lowe's Companies, Inc.	268,588
5,920	Sherwin-Williams Co.	271,906
		804,110
	Hospital/Nursing Management (0.2%)
55,439	Tenet Healthcare Corp. (a)	308,241
	Hotels/Resorts/ Cruiselines (0.8%)
8,330	Carnival Corp. (Panama) (c )	274,557
10,764	Marriott International, Inc. (Class A)	282,447
6,649	Starwood Hotels & Resorts Worldwide, Inc.	266,425
15,667	Wyndham Worldwide Corp. (a)	280,596
		1,104,025

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care (1.4%)
8,237	Avon Products, Inc.	$296,697
5,531	Clorox Co. (The)	288,718
4,244	Colgate-Palmolive Co.	293,260
6,417	Estee Lauder Companies, Inc. (The) (Class A)	298,070
7,348	International Flavors & Fragrances, Inc.	287,013
4,829	Kimberly-Clark Corp.	288,678
4,678	Procter & Gamble Co. (The)	284,469
		2,036,905
	Industrial Conglomerates (1.8%)
4,046	3M Co.	281,561
3,690	Danaher Corp.	285,237
10,792	General Electric Co. (b)	288,038
5,452	Honeywell International, Inc.	274,127
7,588	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	284,019
4,612	ITT Corp.	292,078
5,719	Textron, Inc.	274,112
6,844	Tyco International Ltd. (Bermuda)	274,034
4,295	United Technologies Corp.	265,002
		2,518,208
	Industrial Machinery (0.4%)
6,079	Illinois Tool Works Inc.	288,813
3,889	Parker Hannifin Corp.	277,363
		566,176
	Industrial Specialties (0.4%)
6,693	Ecolab Inc.	287,732
4,927	PPG Industries, Inc.	282,662
		570,394
	Information Technology Services (1.4%)
9,556	Citrix Systems, Inc. (a)	281,042
8,450	Cognizant Technology Solutions Corp. (Class A) (a)	274,710
6,185	Computer Sciences Corp. (a)	289,705

NUMBER OF SHARES		VALUE
12,007	Electronic Data Systems Corp.	$295,852
2,408	International Business Machines Corp.	285,420
12,770	Teradata Corp.	295,498
69,527	Unisys Corp. (a)	274,632
		1,996,859
	Insurance Brokers/ Services (0.4%)
6,278	AON Corp.	288,411
11,227	Marsh & McLennan Companies, Inc.	298,077
		586,488
	Integrated Oil (1.3%)
3,059	Chevron Corp.	303,239
3,186	ConocoPhillips	300,727
3,481	Exxon Mobil Corp.	306,781
2,412	Hess Corp.	304,370
5,824	Marathon Oil Corp.	302,091
3,287	Murphy Oil Corp.	322,290
		1,839,498
	Internet Retail (0.6%)
3,644	Amazon.com, Inc. (a)	267,215
6,505	Gamestop Corp (Class A) (a)	262,802
14,301	IAC/InterActiveCorp. (a)	275,723
		805,740
	Internet Software/ Services (0.8%)
8,254	Akamai Technologies, Inc. (a)	287,157
541	Google Inc. (Class A) (a)	284,793
7,410	VeriSign, Inc. (a)	280,098
13,364	Yahoo! Inc. (a)	276,100
		1,128,148
	Investment Banks/ Brokers (1.9%)
6,628	Ameriprise Financial, Inc.	269,561
13,776	Charles Schwab Corp. (The)	282,959
688	CME Group Inc.	263,635

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
82,309	E*TRADE Group, Inc. (a)	$258,450
1,608	Goldman Sachs Group, Inc. (The)	281,239
2,278	Intercontinental Exchange Inc.	259,692
12,210	Lehman Brothers Holdings Inc.	241,880
8,219	Merrill Lynch & Co., Inc.	260,624
7,639	Morgan Stanley (Note 4)	275,539
5,106	NYSE Euronext	258,670
		2,652,249
	Investment Managers (1.1%)
8,038	Federated Investors, Inc. (Class B)	276,668
2,943	Franklin Resources, Inc.	269,726
9,890	Janus Capital Group, Inc.	261,788
5,833	Legg Mason, Inc.	254,144
4,961	Price (T.) Rowe Group, Inc.	280,148
4,362	State Street Corp.	279,124
		1,621,598
	Life/Health Insurance (1.2%)
4,512	AFLAC, Inc.	283,354
15,552	Genworth Financial Inc. (Class A)	276,981
6,106	Lincoln National Corp.	276,724
5,193	MetLife, Inc.	274,035
4,920	Torchmark Corp.	288,558
13,371	UnumProvident Corp.	273,437
		1,673,089
	Major Banks (2.5%)
10,903	Bank of America Corp.	260,255
7,290	Bank of New York Mellon Corp.	275,781
11,963	BB&T Corp.	272,398
10,013	Comerica, Inc.	256,633
44,301	Huntington Bancshares, Inc.	255,617
25,627	KeyCorp	281,384
58,512	National City Corp.	279,102
5,106	PNC Financial Services Group	291,553
26,335	Regions Financial Corp.	287,315

NUMBER OF SHARES		VALUE
7,928	SunTrust Banks, Inc.	$287,152
9,959	U.S. Bancorp	277,757
16,952	Wachovia Corp.	263,265
12,060	Wells Fargo & Co.	286,425
		3,574,637
	Major Telecommunications (0.9%)
8,582	AT&T Inc.	289,128
6,630	Embarq Corp.	313,400
37,357	Sprint Nextel Corp.	354,892
8,351	Verizon Communications, Inc.	295,625
		1,253,045
	Managed Health Care (1.2%)
7,215	Aetna, Inc.	292,424
8,164	CIGNA Corp.	288,924
9,516	Coventry Health Care, Inc. (a)	289,477
7,040	Humana, Inc. (a)	279,981
10,895	UnitedHealth Group Inc.	285,994
6,117	WellPoint Inc. (a)	291,536
		1,728,336
	Media Conglomerates (1.0%)
14,774	CBS Corp. (Class B)	287,945
9,252	Disney (Walt) Co. (The)	288,662
18,172	News Corp. (Class A)	273,307
20,239	Time Warner, Inc.	299,537
9,380	Viacom Inc. (Class B) (a)	286,465
		1,435,916
	Medical Distributors (0.8%)
7,428	AmerisourceBergen Corp.	297,046
5,719	Cardinal Health, Inc.	294,986
5,176	McKesson Corp.	289,390
9,593	Patterson Companies, Inc. (a)	281,938
		1,163,360
	Medical Specialties (3.5%)
8,782	Applera Corp. - Applied Biosystems Group	294,021
3,346	Bard (C.R.), Inc.	294,281

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
4,718	Baxter International, Inc.	$301,669
3,738	Becton, Dickinson & Co.	303,899
23,304	Boston Scientific Corp. (a)	286,406
6,284	Covidien Ltd.	300,941
7,394	Hospira, Inc. (a)	296,573
1,046	Intuitive Surgical, Inc. (a)	281,792
5,809	Medtronic, Inc.	300,616
7,073	Pall Corp.	280,657
10,401	PerkinElmer, Inc.	289,668
7,324	St. Jude Medical, Inc. (a)	299,405
4,721	Stryker Corp.	296,856
5,135	Thermo Fisher Scientific, Inc. (a)	286,174
5,763	Varian Medical Systems, Inc. (a)	298,812
4,695	Waters Corp. (a)	302,828
4,315	Zimmer Holdings, Inc. (a)	293,636
		5,008,234
	Miscellaneous Commercial Services (0.2%)
11,201	Cintas Corp.	296,939
	Miscellaneous Manufacturing (0.2%)
5,788	Dover Corp.	279,966
	Motor Vehicles (0.5%)
50,858	Ford Motor Co. (a)	244,627
21,427	General Motors Corp.	246,411
7,934	Harley-Davidson, Inc.	287,687
		778,725
	Multi-Line Insurance (0.6%)
9,205	American International Group, Inc.	243,564
4,278	Hartford Financial Services Group, Inc. (The) (Note 4)	276,230
4,399	SAFECO Corp. (a)	295,437
		815,231

NUMBER OF SHARES		VALUE
	Office Equipment/ Supplies (0.4%)
6,390	Avery Dennison Corp.	$280,713
8,386	Pitney Bowes, Inc.	285,963
		566,676
	Oil & Gas Pipelines (0.4%)
14,085	El Paso Corp.	306,208
7,746	Williams Companies, Inc. (The)	312,241
		618,449
	Oil & Gas Production (2.3%)
3,881	Anadarko Petroleum Corp.	290,454
2,158	Apache Corp.	299,962
4,518	Cabot Oil & Gas Corp.	306,004
4,620	Chesapeake Energy Corp.	304,735
2,488	Devon Energy Corp.	298,958
2,266	EOG Resources, Inc.	297,299
3,104	Noble Energy, Inc.	312,138
3,451	Occidental Petroleum Corp.	310,107
4,720	Range Resources Corp.	309,349
6,485	Southwestern Energy Co. (a)	308,751
4,209	XTO Energy, Inc.	288,359
		3,326,116
	Oil Refining/Marketing (0.6%)
7,609	Sunoco, Inc.	309,610
14,520	Tesoro Corp.	287,060
6,951	Valero Energy Corp.	286,242
		882,912
	Oilfield Services/ Equipment (1.7%)
3,500	Baker Hughes Inc.	305,690
9,189	BJ Services Co.	293,497
5,416	Cameron International Corp. (a)	299,776
5,907	Halliburton Co.	313,484
3,498	National-Oilwell Varco, Inc. (a)	310,343

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
2,839	Schlumberger Ltd. (Netherlands Antilles)	$304,994
3,735	Smith International, Inc.	310,528
6,608	Weatherford International Ltd. (Bermuda) (a)	327,691
		2,466,003
	Other Consumer Services (0.8%)
5,593	Apollo Group, Inc. (Class A) (a)	247,546
14,248	Block (H&R), Inc.	304,907
10,489	eBay Inc. (a)	286,664
14,923	Expedia, Inc. (a)	274,285
		1,113,402
	Other Consumer Specialties (0.2%)
4,584	Fortune Brands, Inc.	286,087
	Other Metals/Minerals (0.2%)
20,156	Titanium Metals Corp.	281,982
	Packaged Software (2.0%)
7,288	Adobe Systems, Inc. (a)	287,074
8,013	Autodesk, Inc. (a)	270,920
7,910	BMC Software, Inc. (a)	284,760
12,558	CA Inc.	289,964
30,621	Compuware Corp. (a)	292,124
10,343	Intuit Inc. (a)	285,157
10,467	Microsoft Corp.(b)	287,947
47,814	Novell, Inc. (a)	281,624
13,371	Oracle Corp. (a)	280,791
15,256	Symantec Corp. (a)	295,204
		2,855,565
	Personnel Services (0.4%)
13,984	Monster Worldwide Inc. (a)	288,210
11,731	Robert Half International, Inc.	281,192
		569,402

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.6%)
7,193	Barr Pharmaceuticals Inc. (a)	$324,260
24,635	Mylan Laboratories, Inc.	297,344
11,067	Watson Pharmaceuticals, Inc. (a)	300,690
		922,294
	Pharmaceuticals: Major (1.7%)
5,538	Abbott Laboratories	293,348
15,099	Bristol-Myers Squibb Co.	309,982
4,609	Johnson & Johnson	296,543
6,296	Lilly (Eli) & Co.	290,623
8,411	Merck & Co., Inc.	317,011
17,050	Pfizer, Inc.	297,864
15,912	Schering-Plough Corp.	313,307
6,176	Wyeth	296,201
		2,414,879
	Pharmaceuticals: Other (0.6%)
5,420	Allergan, Inc.	282,111
9,248	Forest Laboratories, Inc. (a)	321,276
30,589	King Pharmaceuticals, Inc. (a)	320,267
		923,654
	Precious Metals (0.4%)
2,525	Freeport-McMoRan Copper & Gold, Inc.	295,905
6,037	Newmont Mining Corp.	314,890
		610,795
	Property - Casualty Insurers (1.5%)
5,183	ACE Ltd. (Cayman Islands)	285,531
6,171	Allstate Corp. (The)	281,336
5,745	Chubb Corp. (The)	281,562
10,260	Cincinnati Financial Corp.	260,604
5,971	Loews Corp.	280,040
14,775	Progressive Corp. (The)	276,588

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
6,475	St. Paul Travelers Companies, Inc. (The)	$281,015
10,419	XL Capital Ltd. (Class A) (Cayman Islands)	214,215
		2,160,891
	Publishing: Books/ Magazines (0.2%)
10,206	Meredith Corp.	288,728
	Publishing: Newspapers (0.8%)
12,920	Gannett Co., Inc.	279,976
18,595	New York Times Co. (The) (Class A)	286,177
6,680	Scripps (E.W.) Co. (Class A)	277,487
528	Washington Post Co. (The) (Class B)	309,883
		1,153,523
	Pulp & Paper (0.4%)
12,070	International Paper Co.	281,231
12,130	MeadWestvaco Corp.	289,179
		570,410
	Railroads (0.8%)
2,869	Burlington Northern Santa Fe Corp.	286,584
4,558	CSX Corp.	286,288
4,636	Norfolk Southern Corp.	290,538
3,844	Union Pacific Corp.	290,222
		1,153,632
	Real Estate Development (0.2%)
14,331	CB Richard Ellis Group, Inc. (Class A) (a)	275,155
	Real Estate Investment Trusts (2.6%)
8,314	Apartment Investment & Management Co. (Class A)	283,175
3,187	AvalonBay Communities, Inc.	284,153
3,088	Boston Properties, Inc.	278,599
7,323	Equity Residential	280,251
7,740	General Growth Properties, Inc.	271,132

NUMBER OF SHARES		VALUE
9,030	HCP INC	$287,244
20,336	Host Hotels & Resorts Inc.	277,586
8,124	Kimco Realty Corp.	280,440
6,701	Plum Creek Timber Co., Inc.	286,200
5,197	ProLogis	282,457
3,597	Public Storage, Inc.	290,602
3,108	Simon Property Group, Inc.	279,378
3,203	Vornado Realty Trust	281,864
		3,663,081
	Recreational Products (0.6%)
6,295	Electronic Arts Inc. (a)	279,687
7,946	Hasbro, Inc.	283,831
15,717	Mattel, Inc.	269,075
		832,593
	Regional Banks (1.2%)
29,227	Fifth Third Bancorp	297,531
37,738	First Horizon National Corp.	280,393
4,030	M&T Bank Corp.	284,276
16,991	Marshall & Ilsley Corp	260,472
4,066	Northern Trust Corp.	278,806
9,208	Zions Bancorporation	289,960
		1,691,438
	Restaurants (1.0%)
9,339	Darden Restaurants, Inc.	298,288
5,148	McDonald's Corp.	289,421
17,149	Starbucks Corp. (a)	269,925
9,834	Wendy's International, Inc.	267,681
8,057	Yum! Brands, Inc.	282,720
		1,408,035
	Retail Strip Centers (0.2%)
7,997	Developers Diversified Realty Corp.	277,576
	Savings Banks (0.5%)
17,179	Hudson City Bancorp, Inc.	286,546
33,052	Sovereign Bancorp, Inc.	243,263
46,314	Washington Mutual, Inc.	228,328
		758,137

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors (2.5%)
42,274	Advanced Micro Devices, Inc. (a)	$246,457
13,293	Altera Corp.	275,165
8,887	Analog Devices, Inc.	282,340
10,989	Broadcom Corp. (Class A) (a)	299,890
13,209	Intel Corp.	283,729
9,007	Linear Technology Corp.	293,358
42,033	LSI Logic Corp. (a)	258,083
9,324	Microchip Technology Inc.	284,755
40,870	Micron Technology, Inc. (a)	245,220
13,371	National Semiconductor Corp.	274,640
14,933	NVIDIA Corp. (a)	279,546
10,051	Texas Instruments Inc.	283,036
10,801	Xilinx, Inc.	272,725
		3,578,944
	Services to the Health Industry (1.0%)
4,662	Express Scripts, Inc. (a)	292,401
12,754	IMS Health Inc.	297,168
4,226	Laboratory Corp. of America Holdings (a)	294,256
6,577	Medco Health Solutions Inc. (a)	310,434
6,128	Quest Diagnostics Inc.	297,024
		1,491,283
	Specialty Insurance (0.5%)
4,350	Assurant, Inc.	286,926
52,860	MBIA Inc.	232,055
32,118	MGIC Investment Corp.	196,241
		715,222
	Specialty Stores (1.2%)
24,685	AutoNation, Inc. (a)	247,344
2,570	AutoZone, Inc. (a)	310,996
10,256	Bed Bath & Beyond Inc. (a)	288,194
24,421	Office Depot, Inc. (a)	267,166
12,007	Staples, Inc.	285,166
6,544	Tiffany & Co.	266,668
		1,665,534

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (1.1%)
6,825	American Tower Corp. (Class A) (a)	$288,356
9,519	CenturyTel, Inc.	338,781
26,716	Citizens Communications Co.	302,959
75,766	Qwest Communications International, Inc. (a)	297,760
23,158	Windstream Corp.	285,770
		1,513,626
	Steel (0.8%)
3,865	AK Steel Holding Corp. (a)	266,685
4,717	Allegheny Technologies, Inc.	279,624
3,911	Nucor Corp.	292,034
1,617	United States Steel Corp.	298,789
		1,137,132
	Telecommunication Equipment (1.0%)
11,533	Ciena Corp. (a)	267,220
11,698	Corning Inc.	269,639
37,215	Motorola, Inc.	273,158
6,089	QUALCOMM, Inc.	270,169
58,862	Tellabs, Inc. (a)	273,708
		1,353,894
	Tobacco (1.0%)
14,219	Altria Group, Inc.	292,343
4,167	Lorillard, Inc.	288,190
5,883	Philip Morris International, Inc. (a)	290,561
5,980	Reynolds American, Inc.	279,087
5,535	UST, Inc.	302,266
		1,452,447
	Tools/Hardware (0.6%)
5,051	Black & Decker Corp.	290,483
5,399	Snap-On, Inc.	280,802
6,455	Stanley Works (The)	289,378
		860,663

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/Farm Machinery (1.1%)
3,737	Caterpillar Inc.	$275,865
4,182	Cummins Inc.	274,005
3,869	Deere & Co.	279,071
7,900	Manitowoc Co., Inc.	256,987
6,581	PACCAR, Inc.	275,283
4,806	Terex Corp. (a)	246,884
		1,608,095
	Wholesale Distributors (0.4%)
7,110	Genuine Parts Co.	282,125
3,405	Grainger (W.W.), Inc.	278,529
		560,654
	Total Common Stocks (Cost $103,184,148)	142,036,711
NUMBER OF SHARES (000)
	Short-Term Investment (e) (0.2%) Investment Company
$349	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $349,653)	349,653
Total Investments (Cost $103,533,801) (f)(g)	100.0%	142,386,364
Liabilities in Excess of Other Assets	(0.0)	(66,278)
Net Assets	100.0%	$142,320,086

  (a)  Non-income producing security.

  (b)  A portion of this security is physically segregated in connection with open futures contracts in the amount of $520,570.

  (c)  Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.

  (d)  A security with total market value equal to $0 has been valued at its fair value as determind in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  See Note 4 to financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (f)  Securities have been designated as collateral in an amount equal to $200,175 in connection with open futures contracts.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,076,650, and the aggregate gross unrealized depreciation is $14,224,087, resulting in net unrealized appreciation of $38,852,563.

Futures Contracts Open at June 30, 2008:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
6	Long	S&P 500 Mini Index September 2008	$384,330	$(24,057)
2	Long	S&P Midcap 400 Mini Index September 2008	164,240	(10,892)
Total Unrealized Depreciation				$(34,949)

See Notes to Financial Statements

Equally-Weighted S&P 500

Summary of Investments ■ June 30, 2008 (unaudited)

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$24,081,942	16.9%
Electronic Technology	13,656,129	9.6
Health Technology	11,053,261	7.8
Consumer Non-Durables	10,912,566	7.8
Retail Trade	9,766,314	6.9
Utilities	9,417,122	6.6
Technology Services	8,262,990	5.8
Consumer Services	7,613,649	5.3
Producer Manufacturing	7,181,249	5.4
Energy Minerals	6,983,976	4.6
Consumer Durables	5,755,489	4.0
Industrial Services	5,730,729	4.0
Process Industries	5,336,913	3.7

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Health Services	$3,527,860		2.5%
Non-Energy Minerals	2,874,544		2.0
Communications	2,766,671		1.9
Transportation	2,560,765		1.8
Commercial Services	2,549,321		1.8
Distribution Services	2,005,221		1.4
Investment Company	349,653		0.2
	$142,386,364	*	100.0%

  *  Does not include open futures contracts with an underlying face amount of $548,570 with total unrealized depreciation of $34,949.

See Notes to Financial Statements

Capital Growth

Portfolio of Investment ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Air Freight/Couriers (3.3%)
14,697	C.H. Robinson Worldwide, Inc.	$805,983
12,984	Expeditors International of Washington, Inc.	558,312
		1,364,295
	Apparel/Footwear (1.3%)
18,403	Coach, Inc. (a)	531,479
	Apparel/Footwear Retail (1.6%)
10,109	Abercrombie & Fitch Co. (Class A)	633,632
	Biotechnology (2.4%)
4,508	Gen-Probe Inc. (a)	214,040
8,623	Illumina, Inc. (a)	751,150
		965,190
	Casino/Gaming (3.3%)
16,346	Wynn Resorts, Ltd. (a)	1,329,747
	Chemicals: Agricultural (8.7%)
27,874	Monsanto Co.	3,524,389
	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)	0
	Computer Processing Hardware (2.8%)
6,777	Apple Inc. (a)	1,134,741
	Construction Materials (3.3%)
31,592	Cemex SAB de C.V. (ADR) (Mexico) (a)	780,313
5,414	Martin Marietta Materials, Inc.	560,836
		1,341,149
	Electronic Components (1.1%)
1,599	First Solar, Inc. (a)	436,239

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (6.2%)
4,696	Mastercard Inc. (Class A) (a)	$1,246,882
45,809	Redecard SA (Brazil)	846,399
5,311	VISA Inc. (Class A)	431,837
		2,525,118
	Financial Conglomerates (9.7%)
21,715	American Express Co.	818,004
59,669	Brookfield Asset Management Inc. (Class A) (Canada)	1,941,629
25,405	Leucadia National Corp. (a)	1,192,511
		3,952,144
	Hotels/Resorts/ Cruiselines (1.1%)
11,181	Starwood Hotels & Resorts Worldwide, Inc.	448,023
	Information Technology Services (0.9%)
7,080	VMware Inc (Class A) (a)	381,329
	Internet Retail (5.1%)
28,502	Amazon.com, Inc. (a)	2,090,052
	Internet Software/ Services (9.5%)
2,143	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	670,673
4,610	Google Inc. (Class A) (a)	2,426,796
73,200	Tencent Holdings Ltd. (Cayman Islands)	566,092
10,058	Yahoo! Inc. (a)	207,798
		3,871,359
	Investment Banks/ Brokers (4.1%)
83,012	Bovespa Holding SA (Brazil)	1,025,287
1,714	CME Group Inc.	656,788
		1,682,075

See Notes to Financial Statements

Capital Growth

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (1.0%)
1,583	Intuitive Surgical, Inc. (a)	$426,460
	Miscellaneous Commercial Services (1.0%)
9,814	Corporate Executive Board Co. (The)	412,679
	Oil & Gas Production (10.1%)
25,117	Southwestern Energy Co. (a)	1,195,820
29,688	Ultra Petroleum Corp. (Canada) (a)	2,915,362
		4,111,182
	Other Consumer Services (3.6%)
53,553	eBay Inc. (a)	1,463,603
	Other Transportation (0.9%)
96,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	371,208
	Personnel Services (0.6%)
12,200	Monster Worldwide Inc. (a)	251,442
	Pharmaceuticals: Other (1.1%)
8,716	Allergan, Inc.	453,668
	Property - Casualty Insurers (4.3%)
219	Berkshire Hathaway Inc. (Class B) (a)	878,628
18,503	Loews Corp.	867,791
		1,746,419
	Restaurants (1.9%)
48,331	Starbucks Corp. (a)	760,730
	Steel (1.0%)
5,575	Nucor Corp.	416,285
	Telecommunication Equipment (4.3%)
194	Nortel Networks Corp. (a)	1,595
14,937	Research In Motion Ltd. (Canada) (a)	1,746,135
		1,747,730

NUMBER OF SHARES		VALUE
	Wholesale Distributors (1.5%)
196,000	Li & Fung Ltd. (Hong Kong)	$590,721
	Wireless Telecommunications (3.4%)
16,110	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	849,803
8,069	China Mobile Ltd. (ADR) (Hong Kong)	540,219
		1,390,022
	Total Common Stocks (Cost $33,410,173)	40,353,110
NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.3%) Investment Company
524	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $523,633)	523,633
Total Investments (Cost $33,933,806) (c)	100.4%	40,876,743
Liabilities in Excess of Other Assets	(0.4)	(171,137)
Net Assets	100.0%	$40,705,606

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,928,364 and the aggregate gross unrealized depreciation is $3,985,427, resulting in net unrealized appreciation of $6,942,937.

See Notes to Financial Statements

Capital Growth

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$4,111,182	10.1%
Financial Conglomerates	3,952,144	9.7
Internet Software/Services	3,871,359	9.5
Chemicals: Agricultural	3,524,389	8.6
Finance/Rental/Leasing	2,525,118	6.2
Internet Retail	2,090,052	5.1
Telecommunication Equipment	1,747,730	4.3
Property - Casualty Insurers	1,746,419	4.3
Investment Banks/Brokers	1,682,075	4.1
Other Consumer Services	1,463,603	3.6
Wireless Telecommunications	1,390,022	3.4
Air Freight/Couriers	1,364,295	3.3
Construction Materials	1,341,149	3.3
Casino/Gaming	1,329,747	3.2
Computer Processing Hardware	1,134,741	2.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Biotechnology	$965,190	2.4%
Restaurants	760,730	1.9
Apparel/Footwear Retail	633,632	1.5
Wholesale Distributors	590,721	1.4
Apparel/Footwear	531,479	1.3
Investment Company	523,633	1.3
Pharmaceuticals: Other	453,668	1.1
Hotels/Resorts/Cruiselines	448,023	1.1
Electronic Components	436,239	1.1
Medical Specialties	426,460	1.0
Steel	416,285	1.0
Miscellaneous Commercial Services	412,679	1.0
Information Technology Services	381,329	0.9
Other Transportation	371,208	0.9
Personnel Services	251,442	0.6
	$40,876,743	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.5%)
	Air Freight/Couriers (4.9%)
70,499	C.H. Robinson Worldwide, Inc.	$3,866,165
64,719	Expeditors International of Washington, Inc.	2,782,917
		6,649,082
	Apparel/Footwear Retail (2.1%)
45,583	Abercrombie & Fitch Co. (Class A)	2,857,142
	Casino/Gaming (3.7%)
61,924	Wynn Resorts, Ltd. (a)	5,037,517
	Chemicals: Agricultural (10.2%)
108,883	Monsanto Co.	13,767,167
	Computer Processing Hardware (3.6%)
28,829	Apple Inc. (a)	4,827,128
	Construction Materials (3.1%)
172,368	Cemex SAB de C.V. (Sponsored ADR) (Mexico) (a)	4,257,489
	Finance/Rental/Leasing (4.5%)
22,998	Mastercard Inc. Class A (a)	6,106,429
	Financial Conglomerates (11.9%)
93,015	American Express Co.	3,503,875
223,933	Brookfield Asset Management Inc. (Class A) (Canada)	7,286,780
112,975	Leucadia National Corp. (a)	5,303,047
		16,093,702
	Internet Retail (7.2%)
133,498	Amazon.com, Inc. (a)	9,789,408
	Internet Software/ Services (11.4%)
10,940	Baidu.com, Inc. (Sponsored ADR) (Cayman Islands) (a)	3,423,782
17,451	Google Inc. (Class A) (a)	9,186,555
356,000	Tencent Holdings Ltd. (Cayman Islands)	2,753,125
		15,363,462

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (4.3%)
475,073	Bovespa Holding SA (Brazil)	$5,867,660
	Miscellaneous Commercial Services (1.2%)
37,662	Corporate Executive Board Co. (The)	1,583,687
	Oil & Gas Production (11.8%)
162,121	Ultra Petroleum Corp. (Canada) (a)	15,920,282
	Other Consumer Services (4.2%)
207,102	eBay Inc. (a)	5,660,098
	Property - Casualty Insurers (2.7%)
76,887	Loews Corp.	3,606,000
	Restaurants (2.4%)
209,166	Starbucks Corp. (a)	3,292,273
	Telecommunication Equipment (5.5%)
1,107	Nortel Networks Corp. (Canada) (a)	9,100
63,782	Research In Motion Ltd. (Canada) (a)	7,456,116
		7,465,216
	Wholesale Distributors (1.8%)
826,000	Li & Fung Ltd. (Bermuda)	2,489,467
	Wireless Telecommunications (3.0%)
78,334	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	4,132,118
	Total Common Stocks (Cost $114,851,705)	134,765,327

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (0.7%) Investment Company
907	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $907,013)	$907,013
Total Investments (Cost $115,758,718) (c)	100.2%	135,672,340
Liabilities in Excess of Other Assets	(0.2)	(275,500)
Net Assets	100.0%	$135,396,840

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $35,017,269 and the aggregate gross unrealized depreciation is $15,103,647 resulting in net unrealized appreciation of $19,913,622.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$16,093,702	11.9%
Oil & Gas Production	15,920,282	11.7
Internet Software/ Services	15,363,462	11.3
Chemicals: Agricultural	13,767,167	10.1
Internet Retail	9,789,408	7.2
Telecommunication Equipment	7,465,216	5.5
Air Freight/Couriers	6,649,082	4.9
Finance/Rental/Leasing	6,106,429	4.5
Investment Banks/ Brokers	5,867,660	4.3
Other Consumer Services	5,660,098	4.2
Casino/Gaming	5,037,517	3.7
Computer Processing Hardware	4,827,128	3.6
Construction Materials	4,257,489	3.1
Wireless Telecommunications	4,132,118	3.1
Property - Casualty Insurers	3,606,000	2.7
Restaurants	3,292,273	2.4
Apparel/Footwear Retail	2,857,142	2.1
Wholesale Distributors	2,489,467	1.8
Miscellaneous Commercial Services	1,583,687	1.2
Investment Company	907,013	0.7
	$135,672,340	100.0%

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investment ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.8%)
	Air Freight/Couriers (4.3%)
14,402	C.H. Robinson Worldwide, Inc.	$789,806
13,315	Expeditors International of Washington, Inc.	572,545
		1,362,351
	Apparel/Footwear Retail (2.2%)
10,959	Abercrombie & Fitch Co. (Class A)	686,910
	Biotechnology (6.2%)
12,034	Illumina, Inc. (a)	1,048,282
11,622	Techne Corp. (a)	899,426
		1,947,708
	Casino/Gaming (3.2%)
12,325	Wynn Resorts, Ltd. (a)	1,002,639
	Chemicals: Agricultural (8.4%)
21,028	Monsanto Co.	2,658,780
	Computer Processing Hardware (2.8%)
5,270	Apple Inc. (a)	882,409
	Construction Materials (3.0%)
38,093	Cemex SAB de C.V. (ADR) (Mexico) (a)	940,896
	Finance Energy (1.5%)
23,877	Brookfield Infrastructure Partners LP	467,989
	Finance/Rental/Leasing (5.0%)
3,569	Mastercard Inc. Class A (a)	947,641
34,192	Redecard SA (Brazil)	631,755
		1,579,396
	Financial Conglomerates (7.4%)
44,467	Brookfield Asset Management Inc. (Class A) (Canada)	1,446,956
18,908	Leucadia National Corp. (a)	887,542
		2,334,498
	Home Building (0.9%)
8,586	Gafisa S.A. (ADR) (Brazil)	295,101

NUMBER OF SHARES		VALUE
	Internet Retail (5.1%)
21,800	Amazon.com, Inc. (a)	$1,598,594
	Internet Software/ Services (11.0%)
2,651	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	829,657
3,525	Google Inc. (Class A) (a)	1,855,631
97,400	Tencent Holdings Ltd. (Cayman Islands)	753,242
		3,438,530
	Investment Banks/ Brokers (4.8%)
62,957	Bovespa Holding SA (Brazil)	777,586
13,718	Greenhill & Co., Inc.	738,851
		1,516,437
	Miscellaneous Commercial Services (3.7%)
10,193	Corporate Executive Board Co. (The)	428,616
16,782	Costar Group, Inc. (a)	745,960
		1,174,576
	Oil & Gas Production (12.5%)
34,343	Southwestern Energy Co. (a)	1,635,070
23,469	Ultra Petroleum Corp. (Canada) (a)	2,304,656
		3,939,726
	Other Consumer Services (3.5%)
40,433	eBay Inc. (a)	1,105,034
	Restaurants (1.8%)
36,915	Starbucks Corp. (a)	581,042
	Specialty Telecommunications (1.5%)
35,928	Cogent Communications Group, Inc. (a)	481,435
	Telecommunication Equipment (4.2%)
11,426	Research In Motion Ltd. (Canada) (a)	1,335,699

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investment ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors (1.7%)
180,000	Li & Fung Ltd. (Hong Kong)	$542,499
	Wireless Telecommunications (2.0%)
12,170	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	641,968
	Total Common Stocks (Cost $25,061,650)	30,514,217

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (3.4%) Investment Company
$1,139	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,087,735)	$1,087,735
Total Investments (Cost $26,149,385) (c)	100.2%	31,601,952
Liabilities in Excess of Other Assets	(0.2)	(68,814)
Net Assets	100.0%	$31,533,138

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,445,886 and the aggregate gross unrealized depreciation is $2,993,319 resulting in net unrealized appreciation of $5,452,567.

See Notes to Financial Statements

Capital Opportunities

Summary of Investments by Industry Classification ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$3,939,726	12.5%
Internet Software/Services	3,438,530	10.9
Chemicals: Agricultural	2,658,780	8.4
Financial Conglomerates	2,334,498	7.4
Biotechnology	1,947,708	6.2
Internet Retail	1,598,594	5.1
Finance/Rental/Leasing	1,579,396	5.0
Investment Banks/Brokers	1,516,437	4.8
Air Freight/Couriers	1,362,351	4.3
Telecommunication Equipment	1,335,699	4.2
Miscellaneous Commercial Services	1,174,576	3.7
Other Consumer Services	1,105,034	3.5
Investment Company	1,087,735	3.4

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Casino/Gaming	$1,002,639	3.2%
Construction Materials	940,896	3.0
Computer Processing Hardware	882,409	2.8
Apparel/Footwear Retail	686,910	2.2
Wireless Telecommunications	641,968	2.0
Restaurants	581,042	1.8
Wholesale Distributors	542,499	1.7
Finance Energy	467,989	1.5
Specialty Telecommunications	481,435	1.5
Home Building	295,101	0.9
	$31,601,952	100.0%

See Notes to Financial Statements

Global Equity

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%) Australia (2.0%)
	Data Processing Services
108,099	Computershare Ltd.	$954,427
	Bermuda (5.3%)
	Apparel/Footwear Retail
80,300	Esprit Holdings Ltd.	834,179
	Investment Banks/Brokers
53,200	MF Global Ltd. (a)	335,692
	Multi-Line Insurance
15,515	Axis Capital Holdings Ltd.	462,502
	Wholesale Distributors
314,800	Li & Fung Ltd.	948,770
	Total Bermuda	2,581,143
	Canada (1.7%)
	Food: Specialty/Candy
159,100	SunOpta Inc. (a)	825,729
	China (1.1%)
	Coal
130,000	China Shenhua Energy Company Ltd. (H Shares)	510,180
	Finland (1.1%)
	Electronic Components
13,052	Vacon Oyj	529,157
	France (2.8%)
	Miscellaneous Commercial Services
7,923	Sodexho	520,433
	Pharmaceuticals: Other
15,800	Ipsen S.A.	808,483
	Total France	1,328,916
	Germany (6.7%)
	Apparel/Footwear
14,160	Adidas AG	894,224

NUMBER OF SHARES		VALUE
	Internet Software/Services
26,000	United Internet AG (Registered Shares)	$512,517
	Medical Specialties
14,088	Fresenius SE	1,219,508
	Miscellaneous Commercial Services
49,118	Wirecard AG (a)	630,273
	Total Germany	3,256,522
	Greece (1.6%)
	Regional Banks
32,415	EFG Eurobank Ergasias	770,643
	India (0.7%)
	Construction Materials
27,400	ACC Ltd.	334,659
	Israel (3.6%)
	Food: Specialty/Candy
37,030	Strauss Group Ltd. (a)	519,913
	Pharmaceuticals: Other
26,900	Teva Pharmaceutical Industries Ltd. (ADR)	1,232,020
	Total Israel	1,751,933
	Italy (3.0%)
	Apparel/Footwear
39,191	Geox S.p.A.	399,537
	Major Banks
167,830	UniCredit S.p.A.	1,027,237
	Total Italy	1,426,774
	Japan (2.5%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,222,207
	Mexico (3.4%)
	Beverages: Non-Alcoholic
19,800	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (b)	901,098

See Notes to Financial Statements

Global Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Transportation
14,600	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	$751,900
	Total Mexico	1,652,998
	Netherlands (0.8%)
	Electronic Equipment/ Instruments
11,800	Smartrac NV (a)	394,237
	Singapore (3.2%)
	Electronic Components
65,860	Flextronics International Ltd. (a)	619,084
	Trucks/Construction/ Farm Machinery
392,801	Cosco Corp (Singapore) Ltd.	923,864
	Total Singapore	1,542,948
	South Africa (1.3%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd. (a)	635,594
	Spain (4.5%)
	Major Banks
38,009	Banco Santander S.A.	698,374
	Major Telecommunications
55,940	Telefonica S.A.	1,486,707
	Total Spain	2,185,081
	Sweden (1.1%)
	Packaged Software
28,547	ORC Software AB	502,450
	Switzerland (2.1%)
	Biotechnology
7,400	Lonza Group AG (Registered Shares)	1,026,460

NUMBER OF SHARES		VALUE
	United Kingdom (12.8%)
	Beverages: Alcoholic
46,119	SABMiller PLC	$1,058,243
	Investment Managers
174,700	BlueBay Asset Management PLC	782,070
68,595	Man Group PLC	852,567
		1,634,637
	Major Banks
34,251	Standard Chartered PLC	975,579
	Miscellaneous Commercial Services
18,100	Homeserve PLC	610,364
68,902	Intertek Group PLC	1,355,944
		1,966,308
	Pharmaceuticals: Other
34,672	Shire Ltd.	568,716
	Total United Kingdom	6,203,483
	United States (38.0%)
	Beverages: Non-Alcoholic
13,000	PepsiCo, Inc.	826,670
	Biotechnology
21,230	Gilead Sciences, Inc. (a)	1,124,129
	Computer Processing Hardware
8,891	Apple Inc. (a)	1,488,709
	Data Processing Services
21,100	NeuStar, Inc. (Class A) (a)	454,916
	Electric Utilities
16,000	Constellation Energy Group Inc.	1,313,600
	Electronic Components
32,600	Amphenol Corporation (Class A)	1,463,088
	Environmental Services
24,200	EnergySolutions Inc.	540,870
	Financial Conglomerates
15,000	Prudential Financial, Inc.	896,100

See Notes to Financial Statements

Global Equity

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Meat/Fish/Dairy
68,100	Smart Balance Inc. (a)	$491,001
	Life/Health Insurance
24,500	Aflac, Inc.	1,538,600
	Media Conglomerates
29,500	News Corp. (Class A)	443,680
	Medical Specialties
10,850	Bard (C.R.), Inc.	954,258
22,510	Thermo Fisher Scientific, Inc. (a)	1,254,482
18,900	West Pharmaceutical Services, Inc.	817,992
		3,026,732
	Miscellaneous Commercial Services
19,900	FTI Consulting Inc. (a)	1,362,354
	Specialty Stores
32,200	Staples, Inc.	764,750
	Telecommunication Equipment
30,280	Corning Inc.	697,954
	Wireless Telecommunications
47,700	MetroPCS Communications Inc. (a)	844,767
23,500	NII Holdings Inc. (a)	1,116,015
		1,960,782
	Total United States	18,393,935
	Total Common Stocks (Cost $41,935,941)	48,029,476
Total Investments (Cost $41,935,941) (c)	99.3%	48,029,476
Other Assets in Excess of Liabilities	0.7	346,350
Net Assets	100.0%	$48,375,826

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,136,607 and the aggregate gross unrealized depreciation is $5,043,072, resulting in net unrealized appreciation of $6,093,535.

See Notes to Financial Statements

Global Equity

Summary of Investments by Industry Classification ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Miscellaneous Commercial Services	$4,479,368	9.3%
Medical Specialties	4,246,240	8.8
Major Banks	2,701,190	5.6
Electronic Components	2,611,329	5.4
Pharmaceuticals: Other	2,609,219	5.4
Biotechnology	2,150,589	4.5
Wireless Telecommunications	1,960,782	4.1
Beverages: Non-Alcoholic	1,727,768	3.6
Investment Managers	1,634,637	3.4
Life/Health Insurance	1,538,600	3.2
Computer Processing Hardware	1,488,709	3.1
Major Telecommunications	1,486,707	3.1
Data Processing Services	1,409,343	2.9
Food: Specialty/Candy	1,345,642	2.8
Electric Utilities	1,313,600	2.7
Apparel/Footwear	1,293,761	2.7
Home Building	1,222,207	2.6
Beverages: Alcoholic	1,058,243	2.2
Wholesale Distributors	948,770	2.0
Trucks/Construction/ Farm Machinery	923,864	1.9

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$896,100	1.9%
Apparel/Footwear Retail	834,179	1.7
Regional Banks	770,643	1.6
Specialty Stores	764,750	1.6
Other Transportation	751,900	1.6
Telecommunication Equipment	697,954	1.5
Pharmaceuticals: Generic Drugs	635,594	1.3
Environmental Services	540,870	1.1
Internet Software/ Services	512,517	1.1
Coal	510,180	1.1
Packaged Software	502,450	1.1
Food: Meat/Fish/Dairy	491,001	1.0
Multi-Line Insurance	462,502	1.0
Media Conglomerates	443,680	0.9
Electronic Equipment/ Instruments	394,237	0.8
Investment Banks/ Brokers	335,692	0.7
Construction Materials	334,659	0.7
	$48,029,476	100.0%

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Air Freight/Couriers (4.3%)
18,521	C.H. Robinson Worldwide, Inc.	$1,015,692
17,122	Expeditors International of Washington, Inc.	736,246
		1,751,938
	Alternative Power Generation (1.3%)
20,071	Covanta Holding Corp.	535,695
	Apparel/Footwear (1.3%)
18,470	Coach, Inc. (a)	533,414
	Apparel/Footwear Retail (3.1%)
14,150	Abercrombie & Fitch Co. (Class A)	886,922
13,007	Lululemon Athletica Inc. (Canada)	377,983
		1,264,905
	Biotechnology (6.7%)
10,891	Gen-Probe Inc. (a)	517,105
14,889	Illumina, Inc. (a)	1,296,981
11,974	Techne Corp. (a)	926,668
		2,740,754
	Broadcasting (1.4%)
24,800	Grupo Televisa S.A. (Sponsored ADR) (Mexico)	585,776
	Casino/Gaming (3.6%)
4,823	Penn National Gaming, Inc. (a)	155,059
16,168	Wynn Resorts, Ltd. (a)	1,315,267
		1,470,326
	Chemicals: Major Diversified (1.8%)
34,355	Nalco Holding Co. (a)	726,608
	Construction Materials (3.0%)
9,000	Martin Marietta Materials, Inc.	932,310
5,633	Texas Industries, Inc.	316,180
		1,248,490

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.8%)
10,588	Aecom Technology Corp. (a)	$344,428
	Finance/Rental/Leasing (2.2%)
48,657	Redecard SA (Brazil)	899,021
	Financial Conglomerates (4.7%)
20,626	Brookfield Asset Management Inc. (Class A) (Canada)	671,170
26,459	Leucadia National Corp. (a)	1,241,985
		1,913,155
	Financial Publishing/ Services (2.1%)
11,977	Morningstar, Inc. (a)	862,703
	Gas Distributors (1.9%)
10,879	Questar Corp.	772,844
	Home Building (2.1%)
16,577	Gafisa S.A. (ADR) (Brazil)	569,751
608	NVR, Inc. (a)	304,049
		873,800
	Home Furnishings (0.7%)
4,725	Mohawk Industries, Inc. (a)	302,873
	Hotels/Resorts/ Cruiselines (1.7%)
10,740	Choice Hotels International, Inc.	284,610
16,296	Marriott International, Inc. (Class A)	427,607
		712,217
	Information Technology Services (1.0%)
18,534	Teradata Corp. (a)	428,877
	Internet Retail (1.7%)
14,979	Ctrip.com International Ltd. (ADR) (Cayman Islands)	685,739

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet Software/ Services (8.6%)
12,129	Akamai Technologies, Inc. (a)	$421,968
3,584	Baidu.com, Inc. (Sponsored ADR) (Cayman Islands) (a)	1,121,649
5,548	Equinix Inc. (a)	494,993
2,639	NHN Corp. (South Korea) (a)	460,415
132,400	Tencent Holdings Ltd. (Cayman Islands)	1,023,915
		3,522,940
	Investment Banks/ Brokers (1.4%)
4,919	Intercontinental Exchange Inc. (a)	560,766
	Investment Managers (1.0%)
22,986	Calamos Asset Management Inc. (Class A)	391,452
	Investment Trusts/ Mutual Funds (1.7%)
39,980	Groupe Aeroplan Inc. (Canada)	676,331
	Media Conglomerates (1.4%)
25,142	Discovery Holding Company (Class A) (a)	552,118
	Medical Specialties (2.6%)
1,556	Intuitive Surgical, Inc. (a)	419,186
16,762	Mindray Medical International Ltd. (ADR) (Cayman Islands)	625,558
		1,044,744
	Miscellaneous Commercial Services (4.1%)
13,104	Corporate Executive Board Co. (The)	551,023
29,219	GLG Partners Inc.	227,908
12,674	IHS Inc. (Class A) (a)	882,110
		1,661,041

NUMBER OF SHARES		VALUE
	Oil & Gas Production (15.3%)
9,778	Continental Resources Inc. (a)	$677,811
7,030	Range Resources Corp.	460,746
45,881	Southwestern Energy Co. (a)	2,184,394
30,174	Ultra Petroleum Corp. (Canada) (a)	2,963,087
		6,286,038
	Other Consumer Services (4.7%)
319,000	Alibaba.Com Ltd. (Cayman Islands) (a)	450,030
5,715	New Oriental Education (Sponsored ADR) (Cayman Islands) (a)	333,870
6,487	Priceline.com Inc. (a)	748,989
1,961	Strayer Education, Inc.	409,986
		1,942,875
	Other Metals/Minerals (1.4%)
8,725	Intrepid Potash Inc. (a)	573,931
	Other Transportation (0.9%)
12,282	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	360,722
	Packaged Software (1.8%)
10,708	Salesforce.com Inc. (a)	730,607
	Personnel Services (0.9%)
17,991	Monster Worldwide Inc. (a)	370,795
	Property - Casualty Insurers (1.0%)
1,224	Alleghany Corp. (a)	406,429
	Real Estate Development (1.1%)
14,104	Forest City Enterprises, Inc. (Class A)	454,431
	Restaurants (1.8%)
47,424	Starbucks Corp. (a)	746,454
	Wholesale Distributors (1.7%)
230,000	Li & Fung Ltd. (Bermuda)	693,193

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (1.5%)
13,244	NII Holdings Inc. (a)	$628,958
	Total Common Stocks (Cost $38,573,885)	40,257,388

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.9%) Investment Company
780	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $779,961)	$779,961
Total Investments (Cost $39,353,846)	100.2%	41,037,349
Liabilities in Excess of Other Assets	(0.2)	(95,296)
Net Assets	100.0%	$40,942,053

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $7,092,506 and the aggregate gross unrealized depreciation is $5,409,003 resulting in net unrealized appreciation of $1,683,503.

See Notes to Financial Statements

Mid Cap Growth

Summary of Investments ■ June 30, 2008 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$6,286,038	15.3%
Internet Software/ Services	3,522,940	8.6
Biotechnology	2,740,754	6.7
Other Consumer Services	1,942,875	4.7
Financial Conglomerates	1,913,155	4.7
Air Freight/Couriers	1,751,938	4.3
Miscellaneous Commercial Services	1,661,041	4.1
Casino/Gaming	1,470,326	3.6
Apparel/Footwear Retail	1,264,905	3.1
Construction Materials	1,248,490	3.0
Medical Specialties	1,044,744	2.6
Finance/Rental/Leasing	899,021	2.2
Home Building	873,800	2.1
Financial Publishing/ Services	862,703	2.1
Investment Company	779,961	1.9
Gas Distributors	772,844	1.9
Restaurants	746,454	1.8
Packaged Software	730,607	1.8
Chemicals: Major Diversified	726,608	1.8
Hotels/Resorts/ Cruiselines	712,217	1.7

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Wholesale Distributors	$693,193	1.7%
Internet Retail	685,739	1.7
Investment Trusts/ Mutual Funds	676,331	1.6
Wireless Telecommunications	628,958	1.5
Broadcasting	585,776	1.4
Other Metals/Minerals	573,931	1.4
Investment Banks/ Brokers	560,766	1.4
Media Conglomerates	552,118	1.3
Alternative Power Generation	535,695	1.3
Apparel/Footwear	533,414	1.3
Real Estate Development	454,431	1.1
Information Technology Services	428,877	1.0
Property - Casualty Insurers	406,429	1.0
Investment Managers	391,452	1.0
Personnel Services	370,795	0.9
Other Transportation	360,722	0.9
Engineering & Construction	344,428	0.8
Home Furnishings	302,873	0.7
	$41,037,349	100.0%

See Notes to Financial Statements

(This page has been left blank intentionally.)

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
For the six months ended June 30, 2008 (unaudited)

	Money Market	Flexible Income	Balanced		Utilities		Dividend Growth	Equally- Weighted S&P 500
Assets:
Investments in securities, at value*	$156,683,005	$39,353,802	$53,656,071		$58,005,512		$157,918,600	$142,036,711
Investments in affiliates, at value**	—	1,682,998	3,061,195		961,992		2,791,674	349,653
Cash	—	—	—		10,690	#	—	—
Receivable for:
Investments sold	1,500,000	508,157	264,356		—		—	264,251
Interest	959,919	560,145	167,120		—		—	—
Dividends	—	—	55,539		112,260		148,410	200,090
Shares of beneficial interest sold	1,455,244	—	—		—		—	—
Foreign withholding taxes reclaimed	—	558	—		391		36,402	—
Dividends from affiliate	—	—	6,335		3,255		11,252	1,464
Principal paydowns	—	23,194	16,830		—		—	—
Periodic interest on open swap contracts	—	199,654	81,784		—		—	—
Unrealized appreciation on open swap contracts	—	994,020	414,648		—		—	—
Prepaid expenses and other assets	16,977	33,678	12,858		7,473		10,838	24,210
Total Assets	160,615,145	43,356,206	57,736,736		59,101,573		160,917,176	142,876,379
Liabilities:
Written call options outstanding, at value	—	47,281 ##	20,025	##	—		—	—
Unrealized depreciation on open swap contracts	—	361,686	106,156		—		—	—
Payable for:
Investments purchased	—	607,339	372,211		—		—	266,762
Shares of beneficial interest redeemed	301,697	52,682	161,421		29,961		122,570	180,988
Investment advisory fee	59,488	11,237	27,964		28,921		76,621	15,344
Variation margin	—	13,186	2,595		—		—	—
Distribution fee	24,737	4,709	5,529		3,745		8,487	18,161
Administration fee	6,610	2,868	4,390		4,101		11,423	10,313
Premium received on open swap contracts	—	98,931	11,511		—		—	—
Periodic interest on open swap contracts	—	90,871	39,490		—		—	30
Transfer agent fee	250	250	250		250		250	250
Payable to bank	1,480,089	115,206	61,368		—		110	2,220
Unrealized depreciation on open forward foreign currency contracts	—	36,770	—		—		—	—
Swap contracts collateral due to brokers	—	860,000	520,000		—		—	—
Accrued expenses and other payables	34,766	55,767	41,451		23,275		52,513	62,225
Total Liabilities	1,907,637	2,358,783	1,374,361		90,253		271,974	556,293
Net Assets	$158,707,508	$40,997,423	$56,362,375		$59,011,320		$160,645,202	$142,320,086
Composition of Net Assets:
Paid-in-capital	$158,707,633	$70,288,145	$55,558,048		$40,093,142		$215,996,167	$97,728,726
Accumulated undistributed net investment income (net investment loss)	58	755,582	242,874		289,900		557,155	1,217,507
Accumulated net realized gain (loss)	(183)	(19,716,759)	1,317,614		(5,770,281)		(59,260,677)	4,556,238
Net unrealized appreciation (depreciation)	—	(10,329,545)	(756,161)		24,398,559		3,352,557	38,817,615
Net Assets	$158,707,508	$40,997,423	$56,362,375		$59,011,320		$160,645,202	$142,320,086
* Cost	$156,683,005	$50,209,681	$54,750,529		$33,606,939		$154,566,043	$103,184,148
** Affiliated Cost	$—	$1,682,998	$3,023,628		$961,992		$2,791,674	$349,653
Class X Shares:
Net Assets	$37,833,695	$19,319,122	$33,539,317		$41,868,846		$122,382,768	$61,990,118
Shares Outstanding (unlimited authorized shares of $.01 par value)	37,833,718	3,011,218	2,590,405		1,478,776		7,442,043	3,602,427
Net Asset Value Per Share	$1.00	$6.42	$12.95		$28.31		$16.44	$17.21
Class Y Shares:
Net Assets	$120,873,813	$21,678,301	$22,823,058		$17,142,474		$38,262,434	$80,329,968
Shares Outstanding (unlimited authorized shares of $.01 par value)	120,873,916	3,392,217	1,769,377		606,338		2,331,496	4,725,678
Net Asset Value Per Share	$1.00	$6.39	$12.90		$28.27		$16.41	$17.00

#  In foreign currency at value with cost of $10,703 and $4,960, respectively.

##  Premium received of $42,275 and $17,905.

See Notes to Financial Statements

	Capital Growth	Focus Growth	Capital Opportunities	Global Equity	Mid Cap Growth
Assets:
Investments in securities, at value*	$40,353,110	$134,765,327	$30,514,217	$48,029,476	$40,257,388
Investments in affiliates, at value**	523,633	907,013	1,087,735	—	779,961
Cash	—	—	6,409 #	—	—
Receivable for:
Investments sold	—	—	—	354,212	43,401
Interest	—	—	—	—	—
Dividends	12,399	15,510	3,710	58,604	11,410
Shares of beneficial interest sold	—	—	—	359	—
Foreign withholding taxes reclaimed	—	—	—	35,021	—
Dividends from affiliate	2,304	4,298	2,676	1,742	3,357
Principal paydowns	—	—	—	—	—
Periodic interest on open swap contracts	—	—	—	—	—
Unrealized appreciation on open swap contracts	—	—	—	—	—
Prepaid expenses and other assets	9,984	19,944	13,247	8,883	8,676
Total Assets	40,901,430	135,712,092	31,627,994	48,488,297	41,104,193
Liabilities:
Written call options outstanding, at value	—	—	—	—	—
Unrealized depreciation on open swap contracts	—	—	—	—	—
Payable for:
Investments purchased	1,769	10,096	—	—	13,465
Shares of beneficial interest redeemed	148,865	154,873	27,281	17,537	100,073
Investment advisory fee	18,264	66,587	18,758	33,820	15,067
Variation margin	—	—	—	—	—
Distribution fee	5,251	6,957	3,935	1,994	2,317
Administration fee	2,968	9,884	2,267	3,527	2,932
Premium received on open swap contracts	—	—	—	—	—
Periodic interest on open swap contracts	—	—	—	—	—
Transfer agent fee	250	250	250	250	250
Payable to bank	—	—	—	16,493	—
Unrealized depreciation on open forward foreign currency contracts	—	—	—	—	—
Swap contracts collateral due to brokers	—	—	—	—	—
Accrued expenses and other payables	18,457	66,605	42,365	38,850	28,036
Total Liabilities	195,824	315,252	94,856	112,471	162,140
Net Assets	$40,705,606	$135,396,840	$31,533,138	$48,375,826	$40,942,053
Composition of Net Assets:
Paid-in-capital	$58,039,017	$312,360,587	$100,335,858	$39,880,908	$49,421,299
Accumulated undistributed net investment income (net investment loss)	(55,760)	(161,577)	(60,812)	229,394	27,670
Accumulated net realized gain (loss)	(24,220,584)	(196,715,792)	(74,194,429)	2,168,621	(10,190,402)
Net unrealized appreciation (depreciation)	6,942,933	19,913,622	5,452,521	6,096,903	1,683,486
Net Assets	$40,705,606	$135,396,840	$31,533,138	$48,375,826	$40,942,053
* Cost	$33,410,173	$114,851,705	$25,061,650	$41,935,941	$38,573,885
** Affiliated Cost	$523,633	$907,013	$1,087,735	$—	$779,961
Class X Shares:
Net Assets	$17,670,814	$104,872,465	$13,936,209	$39,555,330	$30,431,920
Shares Outstanding (unlimited authorized shares of $.01 par value)	887,130	5,394,594	981,635	2,754,926	1,054,128
Net Asset Value Per Share	$19.92	$19.44	$14.20	$14.36	$28.87
Class Y Shares:
Net Assets	$23,034,792	$30,524,375	$17,596,928	$8,820,496	$10,510,133
Shares Outstanding (unlimited authorized shares of $.01 par value)	1,171,913	1,583,201	1,264,464	619,051	369,545
Net Asset Value Per Share	$19.66	$19.28	$13.92	$14.25	$28.44

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2008 (unaudited)

	Money Market	Flexible Income	Balanced	Utilities	Dividend Growth	Equally- Weighted S&P 500
Investment Income:
Income
Interest†	$2,699,174	$1,627,865	$495,715	$94	—	—
Interest and dividends from affiliates	—	24,350	59,795	27,198	$91,671	$43,194
Dividends†	—	—	515,178	793,368	1,749,559	1,400,516
Total Income	2,699,174	1,652,215	1,070,688	820,660	1,841,230	1,443,710
†Net of foreign withholding taxes	—	962	(18,628)	(8,262)	(2,128)	(315)
Expenses
Investment advisory fee	338,073	72,906	162,771	173,655	482,618	94,371
Administration fee	37,564	18,226	25,042	24,373	70,843	62,914
Distribution fee (Class Y shares)	138,384	29,776	31,109	21,988	53,030	110,596
Professional fees	14,708	21,799	15,227	10,171	13,188	11,444
Shareholder reports and notices	9,269	10,136	12,125	14,869	34,020	28,163
Custodian fees	11,860	14,296	24,182	1,376	7,327	22,351
Trustees' fees and expenses	1,050	782	530	501	1,441	201
Transfer agent fees and expenses	250	250	250	250	250	250
Other	5,004	12,193	9,687	4,926	24,354	10,493
Total Expenses	556,162	180,364	280,923	252,109	687,071	340,783
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	—	(779)	(1,677)	(835)	(3,276)	(1,154)
Net Expenses	556,162	179,585	279,246	251,274	683,795	339,629
Net Investment Income (Loss)	2,143,012	1,472,630	791,442	569,386	1,157,435	1,104,081
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	—	277,450	1,458,861	6,064,030	110,009	5,645,288
Investments in affiliates	—	—	42,149	—	—	—
Futures contracts	—	(170,221)	(125,219)	—	—	(596,728)
Option contracts	—	(64,326)	(4,958)	—	75,342	—
Swap contracts	—	148,770	191,121	—	—	—
Foreign exchange transactions	—	207,900	(478)	(6,459)	—	—
Net Realized Gain (Loss)	—	399,573	1,561,476	6,057,571	185,351	5,048,560
Change in Unrealized Appreciation/Depreciation on:
Investments	—	(5,560,916)	(8,235,351)	(9,656,739)	(23,616,032)	(25,198,710)
Investments in affiliates	—	—	(162,632)	—	—	—
Future contracts	—	17,065	(4,301)	—	—	43,605
Swap contracts	—	(146,146)	(110,930)	—	—	—
Option contracts	—	56,495	4,768	—	17,585	—
Translation of other assets and liabilities denominated in foreign currencies	—	(57,351)	(396)	(14)	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	(5,690,853)	(8,508,842)	(9,656,753)	(23,598,447)	(25,155,105)
Net Loss	—	(5,291,280)	(6,947,366)	(3,599,182)	(23,413,096)	(20,106,545)
Net Increase (Decrease)	$2,143,012	$(3,818,650)	$(6,155,924)	$(3,029,796)	$(22,255,661)	$(19,002,464)

See Notes to Financial Statements

	Capital Growth	Focus Growth	Capital Opportunities	Global Equity	Mid Cap Growth
Investment Income:
Income
Interest†	$117	—	—	—	—
Interest and dividends from affiliates	25,344	$106,921	$32,695	$12,638	$34,166
Dividends†	46,380	54,450	47,060	513,418	85,915
Total Income	71,841	161,371	79,755	526,056	120,081
†Net of foreign withholding taxes	(3,681)	(8,451)	(2,425)	(49,385)	(4,569)
Expenses
Investment advisory fee	108,590	391,424	108,908	209,698	92,008
Administration fee	17,374	57,457	13,004	21,787	17,525
Distribution fee (Class Y shares)	30,496	40,703	22,103	12,152	13,501
Professional fees	10,506	15,205	10,564	20,679	13,161
Shareholder reports and notices	12,590	37,765	16,245	10,726	11,765
Custodian fees	9,221	9,455	5,848	8,744	15,196
Trustees' fees and expenses	382	1,210	27	801	393
Transfer agent fees and expenses	250	250	250	250	250
Other	2,912	6,604	1,041	6,617	2,388
Total Expenses	192,321	560,073	177,990	291,454	166,187
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,003)	(4,175)	(1,094)	(412)	(1,321)
Net Expenses	191,318	555,898	176,896	291,042	164,866
Net Investment Income (Loss)	(119,477)	(394,527)	(97,141)	235,014	(44,785)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	887,367	3,608,623	902,512	2,213,930	1,642,686
Investments in affiliates	—	—	—	—	—
Futures contracts	—	—	—	—	—
Option contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Foreign exchange transactions	(21,232)	(45,080)	(9,468)	(26,153)	(13,754)
Net Realized Gain (Loss)	866,135	3,563,543	893,044	2,187,777	1,628,932
Change in Unrealized Appreciation/Depreciation on:
Investments	(5,676,067)	(16,108,009)	(2,930,423)	(13,492,933)	(6,439,061)
Investments in affiliates	—	—	—	—	—
Future contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Option contracts	—	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	(224)	5	(46)	1,604	(2)
Net Change in Unrealized Appreciation (Depreciation)	(5,676,291)	(16,108,004)	(2,930,469)	(13,491,329)	(6,439,063)
Net Loss	(4,810,156)	(12,544,461)	(2,037,425)	(11,303,552)	(4,810,131)
Net Increase (Decrease)	$(4,929,633)	$(12,938,988)	$(2,134,566)	$(11,068,538)	$(4,854,916)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Balanced
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,143,012	$5,692,540	$1,472,630	$3,413,525	$791,442	$1,842,741
Net realized gain (loss)	—	(183)	399,573	(14,669)	1,561,476	7,086,836
Net change in unrealized appreciation/depreciation	—	—	(5,690,853)	(1,460,032)	(8,508,842)	(5,764,016)
Net Increase (Decrease)	2,143,012	5,692,357	(3,818,650)	1,938,824	(6,155,924)	3,165,561
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(609,134)	(2,008,292)	(443,828)	(1,584,967)	(278,395)	(1,230,873)
Class Y shares	(1,533,887)	(3,684,226)	(467,814)	(1,484,033)	(167,071)	(679,026)
Net realized gain
Class X shares	—	—	—	—	(4,165,125)	(3,856,860)
Class Y shares	—	—	—	—	(2,847,875)	(2,319,112)
Paid-in-capital
Class X shares	—	—	—	(46,420)	—	—
Class Y shares	—	—	—	(43,464)	—	—
Total Dividends and Distributions	(2,143,021)	(5,692,518)	(911,642)	(3,158,884)	(7,458,466)	(8,085,871)
Net increase (decrease) from transactions in shares of beneficial interest	35,947,484	1,790,060	(3,788,303)	(4,194,509)	(45,638)	(9,823,141)
Total Increase (Decrease)	35,947,475	1,789,899	(8,518,595)	(5,414,569)	(13,660,028)	(14,743,451)
Net Assets:
Beginning of period	122,760,033	120,970,134	49,516,018	54,930,587	70,022,403	84,765,854
End of period	$158,707,508	$122,760,033	$40,997,423	$49,516,018	$56,362,375	$70,022,403
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$58	$67	$755,582	$194,594	$242,874	$(103,102)

See Notes to Financial Statements

	Utilities		Dividend Growth		Equally-Weighted S&P 500
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$569,386	$1,238,174	$1,157,435	$2,585,109	$1,104,081	$2,753,795
Net realized gain (loss)	6,057,571	9,039,953	185,351	14,860,981	5,048,560	30,981,403
Net change in unrealized appreciation/depreciation	(9,656,753)	2,530,416	(23,598,447)	(6,780,050)	(25,155,105)	(29,424,330)
Net Increase (Decrease)	(3,029,796)	12,808,543	(22,255,661)	10,666,040	(19,002,464)	4,310,868
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(228,880)	(913,278)	(524,657)	(2,049,527)	(1,225,564)	(1,353,767)
Class Y shares	(83,579)	(294,884)	(137,934)	(484,081)	(1,332,310)	(1,348,006)
Net realized gain
Class X shares	—	—	—	—	(13,484,166)	(8,266,186)
Class Y shares	—	—	—	—	(17,706,568)	(9,864,510)
Paid-in-capital
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	(312,459)	(1,208,162)	(662,591)	(2,533,608)	(33,748,608)	(20,832,469)
Net increase (decrease) from transactions in shares of beneficial interest	(4,991,381)	(14,642,163)	(19,133,423)	(60,859,159)	17,522,474	(22,651,084)
Total Increase (Decrease)	(8,333,636)	(3,041,782)	(42,051,675)	(52,726,727)	(35,228,598)	(39,172,685)
Net Assets:
Beginning of period	67,344,956	70,386,738	202,696,877	255,423,604	177,548,684	216,721,369
End of period	$59,011,320	$67,344,956	$160,645,202	$202,696,877	$142,320,086	$177,548,684
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$289,900	$32,973	$557,155	$62,313	$1,217,507	$2,671,300

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Capital Growth		Focus Growth		Capital Opportunities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$(119,477)	$120,151	$(394,527)	$649,352	$(97,141)	$51,545
Net realized gain (loss)	866,135	6,989,883	3,563,543	20,761,724	893,044	5,863,139
Net change in unrealized appreciation/depreciation	(5,676,291)	2,822,244	(16,108,004)	13,132,647	(2,930,469)	235,282
Net Increase (Decrease)	(4,929,633)	9,932,278	(12,938,988)	34,543,723	(2,134,566)	6,149,966
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(52,599)	—	(378,716)	—	—	—
Class Y shares	(614)	—	(17,783)	—	—	—
Net realized gain
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	(53,213)	—	(396,499)	—	—	—
Net increase (decrease) from transactions in shares of beneficial interest	(3,818,008)	(11,410,088)	(15,619,978)	(44,167,611)	(1,802,116)	(5,918,791)
Total Increase (Decrease)	(8,800,854)	(1,477,810)	(28,955,465)	(9,623,888)	(3,936,682)	231,175
Net Assets:
Beginning of period	49,506,460	50,984,270	164,352,305	173,976,193	35,469,820	35,238,645
End of period	$40,705,606	$49,506,460	$135,396,840	$164,352,305	$31,533,138	$35,469,820
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$(55,760)	$116,930	$(161,577)	$629,449	$(60,812)	$36,329

See Notes to Financial Statements

	Global Equity		Mid Cap Growth
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$235,014	$386,035	$(44,785)	$255,252
Net realized gain (loss)	2,187,777	3,012,050	1,628,932	9,908,370
Net change in unrealized appreciation/depreciation	(13,491,329)	7,233,154	(6,439,063)	422,372
Net Increase (Decrease)	(11,068,538)	10,631,239	(4,854,916)	10,585,994
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(373,382)	(376,292)	(200,849)	(160,805)
Class Y shares	(55,610)	(50,146)	(42,690)	(15,686)
Net realized gain
Class X shares	(2,427,746)	(8,038,444)	—	—
Class Y shares	(546,736)	(1,596,154)	—	—
Total Dividends and Distributions	(3,403,474)	(10,061,036)	(243,539)	(176,491)
Net increase (decrease) from transactions in shares of beneficial interest	(2,374,924)	(6,824,500)	(4,816,528)	(11,210,192)
Total Increase (Decrease)	(16,846,936)	(6,254,297)	(9,914,983)	(800,689)
Net Assets:
Beginning of period	65,222,762	71,477,059	50,857,036	51,657,725
End of period	$48,375,826	$65,222,762	$40,942,053	$50,857,036
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$229,394	$423,372	$27,670	$315,994

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income		Balanced
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	7,942,449	16,758,648	14,371	115,879	5,175	28,148
Reinvestment of dividends and distributions	609,134	2,008,292	64,680	226,051	339,971	301,300
Redeemed	(8,753,464)	(27,462,316)	(456,110)	(951,692)	(345,393)	(824,224)
Net increase (decrease) - Class X	(201,881)	(8,695,376)	(377,059)	(609,762)	(247)	(494,776)
Amount
Sold	$7,942,449	$16,758,648	$98,516	$843,071	$96,749	$495,812
Reinvestment of dividends and distributions	609,134	2,008,292	443,828	1,631,387	4,443,520	5,087,733
Redeemed	(8,753,464)	(27,462,316)	(3,116,137)	(6,895,353)	(5,354,533)	(14,291,156)
Net increase (decrease) - Class X	$(201,881)	$(8,695,376)	$(2,573,793)	$(4,420,895)	$(814,264)	$(8,707,611)
Class Y Shares
Shares
Sold	56,521,557	56,399,876	179,699	279,090	13,322	45,410
Reinvestment of dividends and distributions	1,533,886	3,684,226	68,448	212,456	231,801	178,027
Redeemed	(21,906,078)	(49,598,666)	(431,390)	(459,484)	(159,157)	(284,008)
Net increase (decrease) - Class Y	36,149,365	10,485,436	(183,243)	32,062	85,966	(60,571)
Amount
Sold	$56,521,557	$56,399,876	$1,251,428	$2,016,718	$217,083	$783,180
Reinvestment of dividends and distributions	1,533,886	3,684,226	467,814	1,527,497	3,014,946	2,998,138
Redeemed	(21,906,078)	(49,598,666)	(2,933,752)	(3,317,829)	(2,463,403)	(4,896,848)
Net increase (decrease) - Class Y	$36,149,365	$10,485,436	$(1,214,510)	$226,386	$768,626	$(1,115,530)

See Notes to Financial Statements

	Utilities		Dividend Growth		Equally-Weighted S&P 500
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	6,167	10,548	473	3,773	4,055	44,887
Reinvestment of dividends and distributions	8,601	32,153	31,118	108,909	854,720	354,065
Redeemed	(167,738)	(502,410)	(834,425)	(2,985,599)	(318,979)	(1,077,133)
Net increase (decrease) - Class X	(152,970)	(459,709)	(802,834)	(2,872,917)	539,796	(678,181)
Amount
Sold	$174,317	$305,405	$8,227	$70,406	$96,017	$1,265,579
Reinvestment of dividends and distributions	228,880	913,278	524,657	2,049,527	14,709,730	9,619,953
Redeemed	(4,702,847)	(14,049,005)	(14,442,047)	(56,058,686)	(7,584,824)	(29,861,425)
Net increase (decrease) - Class X	$(4,299,650)	$(12,830,322)	$(13,909,163)	$(53,938,753)	$7,220,923	$(18,975,893)
Class Y Shares
Shares
Sold	46,784	69,357	17,432	21,703	41,303	86,080
Reinvestment of dividends and distributions	3,143	10,381	8,191	25,745	1,119,934	416,977
Redeemed	(74,326)	(141,307)	(327,999)	(416,439)	(417,862)	(630,596)
Net increase (decrease) - Class Y	(24,399)	(61,569)	(302,376)	($368,991)	743,375	(127,539)
Amount
Sold	$1,304,108	$1,905,076	$300,090	$403,541	$986,532	$2,315,805
Reinvestment of dividends and distributions	83,579	294,884	137,934	484,081	19,038,878	11,212,516
Redeemed	(2,079,418)	(4,011,801)	(5,662,284)	(7,808,028)	(9,723,859)	(17,203,512)
Net increase (decrease) - Class Y	$(691,731)	$(1,811,841)	$(5,224,260)	$(6,920,406)	$10,301,551	$(3,675,191)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Capital Growth		Focus Growth		Capital Opportunities
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	5,256	5,102	5,605	2,885	6,828	20,705
Reinvestment of dividends and distributions	2,641	—	19,481	—	—	—
Redeemed	(106,195)	(336,931)	(571,752)	(2,006,705)	(160,062)	(399,787)
Net decrease - Class X	(98,298)	(331,831)	(546,666)	(2,003,820)	(153,234)	(379,082)
Amount
Sold	$109,448	$113,821	$115,600	$57,077	$97,326	$303,270
Reinvestment of dividends and distributions	52,599	—	378,715	—	—	—
Redeemed	(2,176,839)	(6,727,872)	(11,288,953)	(38,295,449)	(2,241,451)	(5,503,147)
Net decrease - Class X	$(2,014,792)	$(6,614,051)	$(10,794,638)	$(38,238,372)	$(2,144,125)	$(5,199,877)
Class Y Shares
Shares
Sold	47,806	62,316	25,502	44,676	135,302	173,342
Reinvestment of dividends and distributions	31	—	923	—	—	—
Redeemed	(140,762)	(300,080)	(280,745)	(361,767)	(112,190)	(230,338)
Net increase (decrease) - Class Y	(92,925)	(237,764)	(254,320)	(317,091)	23,112	(56,996)
Amount
Sold	$981,686	$1,253,798	$506,556	$899,880	$1,888,450	$2,365,584
Reinvestment of dividends and distributions	614	—	17,783	—	—	—
Redeemed	(2,785,516)	(6,049,835)	(5,349,679)	(6,829,119)	(1,546,441)	(3,084,498)
Net increase (decrease) - Class Y	$(1,803,216)	$(4,796,037)	$(4,825,340)	$(5,929,239)	$342,009	$(718,914)

See Notes to Financial Statements

	Global Equity		Developing Growth
	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007	For The Six Months Ended June 30, 2008	For The Year Ended December 31, 2007
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	3,723	10,695	3,225	5,972
Reinvestment of dividends and distributions	195,065	473,536	6,957	5,464
Redeemed	(311,904)	(850,961)	(138,699)	(406,431)
Net decrease - Class X	(113,116)	(366,730)	(128,517)	(394,995)
Amount
Sold	$61,661	$209,580	$98,725	$176,600
Reinvestment of dividends and distributions	2,801,128	8,414,736	200,849	160,805
Redeemed	(5,177,440)	(16,135,596)	(4,105,305)	(12,019,866)
Net decrease - Class X	$(2,314,651)	$(7,511,280)	$(3,805,731)	$(11,682,461)
Class Y Shares
Shares
Sold	20,860	47,966	17,020	90,892
Reinvestment of dividends and distributions	42,270	93,381	1,501	541
Redeemed	(61,363)	(101,031)	(52,732)	(81,822)
Net increase (decrease) - Class Y	1,767	40,316	(34,211)	9,611
Amount
Sold	$343,899	$901,334	$496,136	$2,819,460
Reinvestment of dividends and distributions	602,346	1,646,300	42,690	15,686
Redeemed	(1,006,518)	(1,860,854)	(1,549,623)	(2,362,877)
Net increase (decrease) - Class Y	$(60,273)	$686,780	$(1,010,797)	$472,269

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 8, 2007), open-end management investment company. The Fund, which consists of 11 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Flexible Income	Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.

Balanced	Seeks to provide capital growth with reasonable current income.

Utilities	Seeks both capital appreciation and current income.

Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Equally-Weighted S&P 500	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Capital Growth* (Formerly Growth)	Seeks long-term growth of capital.

Focus Growth	Seeks long-term capital growth.

Capital Opportunities	Seeks long-term capital growth.

Global Equity	Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

Mid-Cap Growth* (Formerly Developing Growth)	Seeks long-term capital growth.

*  Name change effective May 1, 2008.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: securities are valued at amortized cost which approximates market value, in accordance with rule 2a-7 of the Investment Company Act of 1940. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy , failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the an agreed upon amount, which approximates the notional amount of the swap contract as disclosed in the table

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

G. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

H. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Transactions in written options for the six months ended June 30, 2008 for Flexible Income were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written	85	$42,275
Options exercise	—	—
Options expired	—	—
Options written, outstanding at end of period	85	$42,275

Transactions in written options for the six months ended June 30, 2008 for Balanced were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written	36	$17,905
Options exercised	—	—
Options closed	—	—
Options expired	—	—
Options written, outstanding at end of period	36	$17,905

Transactions in written options for the six months ended June 30, 2008 for Dividend Growth were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	256	$17,005
Options written	1,310	90,468
Options exercise	(247)	(22,806)
Options expired	(1,319)	(84,667)
Options written, outstanding at end of period	—	$—

Transactions in put options for the six months ended June 30, 2008 for Dividend Growth were as follows:

	CONTRACT AMOUNT	PREMIUMS
Put options purchased, outstanding at beginning of the period	—	—
Put options purchased	157	$15,003
Put options exercised	—	—
Put options expired	(157)	(15,003)
Put options purchased, outstanding at end of period	—	$—

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

I. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

J. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

K. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

L. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

M. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Flexible Income — 0.32%.

Balanced — 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Utilities — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Effective June 30, 2008, the Utilities Portfolio entered into a Sub-Advisory Agreement with the Sub-Adviser, Morgan Stanley Investment Management Limited.

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Equally-Weighted S&P 500 — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Capital Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of the daily net assets in excess of $3 billion.

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Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Capital Opportunities — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Global Equity — 0.77%.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended June 30. 2008, the tables below identifies, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, the investment advisory fee reduction and the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions are recorded as income in the Statement of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	ADVISORY FEE REDUCED
Flexible Income	$24,350	$779
Balanced	54,481	1,677
Utilities	27,198	835
Dividend Growth	91,671	3,276
Equally-Weighted S&P 500	35,509	1,154
Capital Growth	25,344	1,003
Focus Growth	106,921	4,175
Capital Opportunities	32,695	1,094
Global Equity	12,638	412
Mid Cap Growth	34,166	1,321

During the six months ended June 30, 2008, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Flexible Income	$12,433,211	$12,308,087
Balanced	13,689,670	13,278,395
Utilities.	8,085,800	8,168,065
Dividend Growth	35,285,722	36,795,896
Equally-Weighted S&P 500	9,450,296	16,592,128
Capital Growth	8,758,148	10,021,152
Focus Growth	21,357,227	32,895,139
Capital Opportunities	4,400,089	5,956,767
Global Equity	9,921,863	9,921,863
Mid Cap Growth	11,750,902	13,695,265

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

Purchases and sales/maturities/prepayments of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the six months ended June 30, 2008 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS MATURITIES	PURCHASES	SALES/PREPAYMENTS MATURITIES
Money Market	$5,073,738	$4,382,170	$1,026,653,156	$994,919,000
Flexible Income.	717,771	5,710,001	8,166,134	6,604,371
Balanced .	6,180,236	11,285,383	9,923,255	13,646,834
Utilities	—	—	7,259,205	11,897,524
Dividend Growth	—	—	66,017,839	82,979,850
Equally-Weighted S&P 500	—	—	18,475,625	26,477,763
Capital Growth	—	—	10,133,173	13,273,425
Focus Growth	—	—	23,207,536	28,156,157
Capital Opportunities	—	—	4,990,274	5,173,253
Global Equity	—	—	5,613,522	13,977,215
Mid Cap Growth	—	—	11,669,722	14,933,625

Equally-Weighted S&P 500 had transactions in Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED GAINS	INCOME	VALUE
$59,149	$27,941	$8,524	$5,574	$275,539

The following Portfolios had transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund:

	PURCHASES	SALES	NET REALIZED GAINS	INCOME	VALUE
Balanced	—	$101,723	$42,149	$5,314	$277,393
Equally-Weighted S&P 500	$23,339	—	—	4,173	276,230

The following Portfolios had transactions with other Morgan Stanley funds during the six months ended June 30, 2008:

	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)
Balanced	$2,139	$18,934	$1,393
Utilities	856,957	1,562,218	963,309
Dividend Growth	—	188,406	(346,380)
Capital Growth	83,581	142,942	(22,146)
Focus Growth	—	781,755	(492,110)

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	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)
Capital Opportunities	$113,533	$175,606	$41,871
Mid Cap Growth	363,944	423,860	(43,134)

For the six months ended June 30, 2008, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

BALANCED	UTILITIES		DIVIDEND GROWTH	FOCUS GROWTH	CAPITAL OPPORTUNITIES	GLOBAL EQUITY	MID CAP GROWTH
$235	$	,112	$7,511	$0	$650	$861	$1,440

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

5. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may purchase and sell interest rate, index futures ("futures contracts") and options to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased.

These futures and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from potential inability of the counterparts to meet the terms of their contracts.

Certain Portfolios may enter into credit default swaps for hedging purposes to add leverage to its portfolio or gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risks, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investments. In addition, if the Portfolio is a seller and credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Certain Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risk may exceed the related amounts shown in the Statement of Assets and Liabilities.

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

As of December 31, 2007, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations:

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2008	2009	2010	2011	2012	2013	2014	2015	TOTAL
Flexible Income	$1,681	$2,688	$6,782	$6,161	$1,199	$562	$939	$70	$20,082
Utilities	—	—	10,908	—	—	—	—	—	10,908
Dividend Growth.	—	—	37,620	21,222	—	—	—	—	58,842
Growth (Currently Capital Growth)	—	5,416	16,400	3,145	60	—	—	—	25,021
Focus Growth	—	122,688	74,785	—	—	—	—	—	197,473
Capital Opportunities	—	17,415	57,567	—	—	—	—	—	74,982
Developing Growth (Currently Mid Cap Growth)	—	—	11,802	—	—	—	—	—	11,802

At December 31, 2007, the primary reason(s) for significant temporary book/tax differences were as follows:

TEMPORARY DIFFERENCES
	POST-OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES
Flexible Income	•	•
Balanced		•
Utilities		•
Dividend Growth	•	•
Equally-Weighted S&P 500		•
Growth (Currently Capital Growth)	•	•
Focus Growth	•	•
Capital Opportunities	•	•
Global Equity		•
Developing Growth (Currently Mid Cap Growth)	•	•

Additionally, the following Portfolios had other temporary differences: Flexible Income — interest on bonds in default and income from mark-to-market of forward foreign currency contracts; Flexible Income and Balanced — capital loss deferrals on straddles; Flexible Income, Balanced and Equally-Weighted S&P 500 — capital gain/loss from the mark-to-market of futures and/or options contracts; Equally-Weighted S&P 500 — tax adjustment on real estate investment trusts (REITs) held by the Portfolio.

7. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

  •  Level 1 — quoted prices in active markets for identical investments

  •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  •  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Investments in Securities	$156,683,005	—	$156,683,005	—
Flexible Income
Investments in Securities	$40,958,706	$1,683,501	$39,241,007	$34,198
Other Financial Instruments*	561,934	(33,630)	595,564	—
Total	$41,520,640	$1,649,871	$39,836,571	$34,198
Balanced
Investments in Securities	$56,684,191	$39,150,417	$17,533,774	—
Other Financial Instruments*	316,296	7,804	308,492	—
Total	$57,000,487	$39,158,221	$17,842,266	—

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Notes to Financial Statements ■ June 30, 2008 (unaudited) continued

		Fair Value Measurements at June 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Utilities
Investments in Securities	$58,967,504	$58,967,504	—	—
Dividend Growth
Investments in Securities	$160,710,274	$160,710,274	—	—
Equally-Weighted S&P 500
Investments in Securities	$142,386,364	$142,386,364	—	—
Other Financial Instruments*	(34,949)	(34,949)	—	—
Total	$142,351,415	$142,351,415	—	—
Capital Growth
Investments in Securities	$40,876,743	$40,876,743	—	—
Focus Growth
Investments in Securities	$135,672,340	$135,672,340	—	—
Capital Opportunities
Investments in Securities	$31,601,952	$31,601,952	—	—
Global Equity
Investments in Securities	$48,029,476	$48,029,476	—	—
Mid-Cap Growth
Investments in Securities	$41,037,349	$41,037,349	—	—

*  Other financial instruments include futures, forwards, options and swap contracts.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Flexible Income
Beginning Balance	$51,811
Net purchases (sales)	(719)
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	(17,967)
Realized gains (losses)	1,073
Ending Balance	$34,198
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2008	$(17,019)

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS		TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2003	$1.00	$0.01	—	$0.01	$(0.01)	—		$(0.01)
2004	1.00	0.01	—	0.01	(0.01)	—		(0.01)
2005	1.00	0.03	—	0.03	(0.03)	—		(0.03)
2006	1.00	0.04	—	0.04	(0.04)	—		(0.04)
2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)
2008 (f)	1.00	0.02	—	0.02	(0.02)	—		(0.02)
CLASS Y SHARES
2003	1.00	—	—	—	—	—		—
2004	1.00	0.01	—	0.01	(0.01)	—		(0.01)
2005	1.00	0.02	—	0.02	(0.02)	—		(0.02)
2006	1.00	0.04	—	0.04	(0.04)	—		(0.04)
2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)
2008 (f)	1.00	0.01	—	0.01	(0.01)			(0.01)
FLEXIBLE INCOME CLASS X SHARES
2003	7.23	0.34	$0.62	0.96	(0.39)	—		(0.39)
2004	7.80	0.38	0.14	0.52	(0.64)	—		(0.64)
2005	7.68	0.38	(0.17)	0.21	(0.54)	—		(0.54)
2006	7.35	0.46	(0.04)	0.42	(0.47)	—		(0.47)
2007	7.30	0.48	(0.21)	0.27	(0.44)	$(0.01	)(d)	(0.45)
2008 (f)	7.12	0.22	(0.78)	(0.56)	(0.14)	—		(0.14)
CLASS Y SHARES
2003	7.22	0.32	0.61	0.93	(0.37)	—		(0.37)
2004	7.78	0.36	0.13	0.49	(0.62)	—		(0.62)
2005	7.65	0.36	(0.16)	0.20	(0.52)	—		(0.52)
2006	7.33	0.44	(0.05)	0.39	(0.45)	—		(0.45)
2007	7.27	0.46	(0.20)	0.26	(0.42)	(0.01	)(d)	(0.43)
2008 (f)	7.10	0.22	(0.80)	(0.58)	(0.13)	—		(0.13)
BALANCED GROWTH CLASS X SHARES
2003	12.58	0.27	2.19	2.46	(0.33)	—		(0.33)
2004	14.71	0.31	1.28	1.59	(0.35)	—		(0.35)
2005	15.95	0.34	0.95	1.29	(0.36)	—		(0.36)
2006	16.88	0.41	1.60	2.01	(0.44)	(0.88)		(1.32)
2007	17.57	0.42	0.28	0.70	(0.45)	(1.42)		(1.87)
2008 (f)	16.40	0.20	(1.71)	(1.51)	(0.11)	(1.83)		(1.94)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2003		$1.00	0.65%		$91,730	0.54%		0.66%		N/A
2004		1.00	0.86		67,945	0.55		0.84		N/A
2005		1.00	2.73		52,030	0.57		2.68		N/A
2006		1.00	4.59		46,731	0.58		4.56		N/A
2007		1.00	4.93		38,036	0.58		4.79		N/A
2008	(f)	1.00	1.54	(g)	37,834	0.56	(h)	3.03	(h)	N/A
CLASS Y SHARES
2003		1.00	0.40		39,183	0.79		0.41		N/A
2004		1.00	0.61		33,468	0.80		0.59		N/A
2005		1.00	2.48		37,010	0.82		2.43		N/A
2006		1.00	4.34		74,239	0.83		4.31		N/A
2007		1.00	4.67		84,724	0.83		4.54		N/A
2008	(f)	1.00	1.42	(g)	120,874	0.81	(h)	2.78	(h)	N/A
FLEXIBLE INCOME CLASS X SHARES
2003		7.80	13.54		53,270	0.57		4.49		258%
2004		7.68	7.00		43,658	0.69		4.96		201
2005		7.35	2.88		35,755	0.60		5.11		83
2006		7.30	5.76		29,166	0.56		6.30		52
2007		7.12	3.89		24,135	0.61		6.65		51
2008	(f)	6.42	(8.01	)(g)	19,319	0.66	(h)	6.57	(h)	20	(g)
CLASS Y SHARES
2003		7.78	13.15		20,955	0.82		4.24		258
2004		7.65	6.61		26,927	0.94		4.71		201
2005		7.33	2.62		25,624	0.85		4.86		83
2006		7.27	5.68		25,765	0.81		6.05		52
2007		7.10	3.64		25,381	0.86		6.40		51
2008	(f)	6.39	(8.25	)(g)	21,678	0.91	(h)	6.32	(h)	20	(g)
BALANCED GROWTH CLASS X SHARES
2003		14.71	19.84		84,151	0.68		2.01		124
2004		15.95	10.93		75,517	0.69		2.04		62
2005		16.88	8.21		64,663	0.70		2.07		55
2006		17.57	12.67		54,204	0.74		2.42		45
2007		16.40	3.86		42,488	0.78		2.44		86
2008	(f)	12.95	(9.19	)(g)	33,539	0.79	(h)(i)	2.63	(h)(i)	27	(g)

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Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
BALANCED GROWTH CLASS Y SHARES
2003	$12.56	$0.23	$2.19	$2.42	$(0.30)	—	$(0.30)
2004	14.68	0.27	1.28	1.55	(0.31)	—	(0.31)
2005	15.92	0.30	0.95	1.24	(0.32)	—	(0.32)
2006	16.84	0.37	1.59	1.96	(0.40)	$(0.88)	(1.28)
2007	17.52	0.38	0.29	0.67	(0.41)	(1.42)	(1.83)
2008 (f)	16.36	0.18	(1.71)	(1.53)	(0.10)	(1.83)	(1.93)
UTILITIES CLASS X SHARES
2003	13.16	0.35	2.31	2.66	(0.36)	—	(0.36)
2004	15.46	0.36	3.37	3.73	(0.37)	—	(0.37)
2005	18.82	0.43	2.62	3.05	(0.44)	—	(0.44)
2006	21.43	0.46	3.88	4.34	(0.48)	—	(0.48)
2007	25.29	0.51	4.49	5.00	(0.52)	—	(0.52)
2008 (f)	29.77	0.27	(1.58)	(1.31)	(0.15)	—	(0.15)
CLASS Y SHARES
2003	13.15	0.31	2.31	2.62	(0.32)	—	(0.32)
2004	15.45	0.32	3.37	3.69	(0.33)	—	(0.33)
2005	18.81	0.38	2.62	3.00	(0.39)	—	(0.39)
2006	21.42	0.40	3.87	4.27	(0.42)	—	(0.42)
2007	25.27	0.45	4.48	4.93	(0.45)	—	(0.45)
2008 (f)	29.75	0.24	(1.59)	(1.35)	(0.13)	—	(0.13)
DIVIDEND GROWTH CLASS X SHARES
2003	11.83	0.24	3.00	3.24	(0.24)	—	(0.24)
2004	14.83	0.23	0.99	1.22	(0.24)	—	(0.24)
2005	15.81	0.20	0.67	0.87	(0.20)	—	(0.20)
2006	16.48	0.22	1.62	1.84	(0.23)	—	(0.23)
2007	18.09	0.22	0.55	0.77	(0.22)	—	(0.22)
2008 (f)	18.64	0.12	(2.25)	(2.13)	(0.07)	—	(0.07)
CLASS Y SHARES
2003	11.81	0.20	3.01	3.21	(0.21)	—	(0.21)
2004	14.81	0.20	0.98	1.18	(0.20)	—	(0.20)
2005	15.79	0.16	0.66	0.82	(0.16)	—	(0.16)
2006	16.45	0.18	1.62	1.80	(0.18)	—	(0.18)
2007	18.07	0.17	0.55	0.72	(0.18)	—	(0.18)
2008 (f)	18.61	0.10	(2.24)	(2.14)	(0.06)	—	(0.06)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		PORTFOLIO TURNOVER RATE
BALANCED GROWTH CLASS Y SHARES
2003		$14.68	19.51%		$22,898	0.93%		1.76%		124%
2004		15.92	10.68		27,308	0.94		1.79		62
2005		16.84	7.89		27,970	0.95		1.82		55
2006		17.52	12.37		30,562	0.99		2.17		45
2007		16.36	3.60		27,535	1.03		2.19		86
2008	(f)	12.90	(9.28	)(g)	22,823	1.04	(h)(i)	2.38	(h)(i)	27	(g)
UTILITIES CLASS X SHARES
2003		15.46	20.47		63,728	0.71		2.51		91
2004		18.82	24.44		63,052	0.71		2.19		29
2005		21.43	16.28		59,823	0.72		2.12		38
2006		25.29	20.50		52,892	0.74		2.02		21
2007		29.77	19.86		48,582	0.75		1.83		8
2008	(f)	28.31	(4.38	)(g)	41,869	0.75	(h)	1.94	(h)	12	(g)
CLASS Y SHARES
2003		15.45	20.20		13,440	0.96		2.26		91
2004		18.81	24.15		15,650	0.96		1.94		29
2005		21.42	16.00		16,267	0.97		1.87		38
2006		25.27	20.17		17,495	0.99		1.77		21
2007		29.75	19.59		18,763	1.00		1.58		8
2008	(f)	28.27	(4.51	)(g)	17,142	1.00	(h)	1.69	(h)	12	(g)
DIVIDEND GROWTH CLASS X SHARES
2003		14.83	27.73		356,056	0.66		1.85		42
2004		15.81	8.29		307,093	0.65		1.54		44
2005		16.48	5.57		249,516	0.63		1.26		38
2006		18.09	11.25		201,169	0.67		1.31		115
2007		18.64	4.27		153,676	0.67		1.18		48
2008	(f)	16.44	(11.45	)(g)	122,383	0.71	(h)	1.37	(h)	38	(g)
CLASS Y SHARES
2003		14.81	27.48		51,527	0.91		1.60		42
2004		15.79	8.03		59,314	0.90		1.29		44
2005		16.45	5.32		56,061	0.88		1.01		38
2006		18.07	10.98		54,255	0.92		1.06		115
2007		18.61	3.95		49,021	0.92		0.93		48
2008	(f)	16.41	(11.53	)(g)	38,262	0.96	(h)	1.12	(h)	38	(g)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2003	$15.88	$0.19	$5.59	$5.78	$(0.21)		$(0.32)	$(0.53)
2004	21.13	0.23	3.27	3.50	(0.18)		—	(0.18)
2005	24.45	0.32	1.54	1.86	(0.23)		(0.37)	(0.60)
2006	25.71	0.37	3.45	3.82	(0.34)		(1.44)	(1.78)
2007	27.75	0.41	0.20	0.61	(0.42)		(2.57)	(2.99)
2008 (f)	25.37	0.18	(2.99)	(2.81)	(0.45)		(4.90)	(5.35)
CLASS Y SHARES
2003	15.79	0.15	5.56	5.71	(0.19)		(0.32)	(0.51)
2004	20.99	0.18	3.23	3.41	(0.15)		—	(0.15)
2005	24.25	0.26	1.53	1.79	(0.19)		(0.37)	(0.56)
2006	25.48	0.30	3.42	3.72	(0.29)		(1.44)	(1.73)
2007	27.47	0.34	0.19	0.53	(0.35)		(2.57)	(2.92)
2008 (f)	25.08	0.15	(2.96)	(2.81)	(0.37)		(4.90)	(5.27)
CAPITAL GROWTH CLASS X SHARES
2003	11.17	0.03	2.97	3.00	(0.01)		—	(0.01)
2004	14.16	0.05	1.03	1.08	(0.03)		—	(0.03)
2005	15.21	0.01	2.35	2.36	(0.06)		—	(0.06)
2006	17.51	(0.01)	0.70	0.69	—		—	—
2007	18.20	0.08	3.91	3.99	—		—	—
2008 (f)	22.19	(0.04)	(2.17)	(2.21)	(0.06)		—	(0.06)
CLASS Y SHARES
2003	11.10	(0.01)	2.96	2.95	—		—	—
2004	14.05	0.03	1.01	1.04	(0.01)		—	(0.01)
2005	15.08	(0.03)	2.32	2.29	(0.04)		—	(0.04)
2006	17.33	(0.05)	0.69	0.64	—		—	—
2007	17.97	0.03	3.86	3.89	—		—	—
2008 (f)	21.86	(0.07)	(2.13)	(2.20)	(0.00	)(e)	—	(0.00	)(e)
FOCUS GROWTH CLASS X SHARES
2003	11.68	0.04	2.36	2.40	(0.05)		—	(0.05)
2004	14.03	0.08	1.08	1.16	(0.05)		—	(0.05)
2005	15.14	0.01	2.15	2.16	(0.11)		—	(0.11)
2006	17.19	(0.03)	0.09	0.06	—	(e)	—	—	(e)
2007	17.25	0.08	3.85	3.93	—		—	—
2008 (f)	21.18	(0.05)	(1.62)	(1.67)	(0.07)		—	(0.07)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2003		$21.13	37.14%		$143,019	0.55%		1.11%		24%
2004		24.45	16.65		142,320	0.50		1.07		20
2005		25.71	7.81		120,117	0.27		1.30		17
2006		27.75	15.69		103,824	0.27		1.40		17
2007		25.37	1.47		77,688	0.28		1.48		17
2008	(f)	17.21	(11.09	)(g)	61,990	0.29	(h)	1.54	(h)	12	(g)
CLASS Y SHARES
2003		20.99	36.87		47,554	0.80		0.86		24
2004		24.25	16.33		80,900	0.75		0.82		20
2005		25.48	7.57		101,156	0.52		1.05		17
2006		27.47	15.34		112,897	0.52		1.15		17
2007		25.08	1.23		99,861	0.53		1.23		17
2008	(f)	17.00	(11.20	)(g)	80,330	0.54	(h)	1.29	(h)	12	(g)
CAPITAL GROWTH CLASS X SHARES
2003		14.16	26.90		40,356	0.93		0.21		128
2004		15.21	7.64		34,038	0.93		0.37		168
2005		17.51	15.55		31,126	0.70		0.05		83
2006		18.20	3.94		23,975	0.71		(0.04)		61
2007		22.19	21.92		21,863	0.70		0.38		55
2008	(f)	19.92	(9.96	)(g)	17,671	0.74	(h)	(0.41	)(h)(i)	24	(g)
CLASS Y SHARES
2003		14.05	26.58		6,850	1.18		(0.04)		128
2004		15.08	7.38		10,934	1.18		0.12		168
2005		17.33	15.21		21,746	0.95		(0.20)		83
2006		17.97	3.75		27,009	0.96		(0.29)		61
2007		21.86	21.58		27,644	0.95		0.13		55
2008	(f)	19.66	(10.06	)(g)	23,035	0.99	(h)	(0.66	)(h)(i)	24	(g)
FOCUS GROWTH CLASS X SHARES
2003		14.03	20.57		260,230	0.67		0.33		261
2004		15.14	8.29		212,736	0.67		0.60		134
2005		17.19	14.39		186,633	0.67		0.06		73
2006		17.25	0.37		137,081	0.69		(0.15)		98
2007		21.18	22.78		125,826	0.72		0.44		48
2008	(f)	19.44	(7.88	)(g)	104,872	0.72	(h)	(0.50	)(h)	17	(g)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
FOCUS GROWTH CLASS Y SHARES
2003	$11.63	$0.01	$2.34	$2.35	$(0.02)	—	$(0.02)
2004	13.96	0.05	1.06	1.11	(0.02)	—	(0.02)
2005	15.05	(0.03)	2.15	2.12	(0.07)	—	(0.07)
2006	17.10	(0.07)	0.09	0.02	—	—	—
2007	17.12	0.04	3.81	3.85	—	—	—
2008 (f)	20.97	(0.07)	(1.61)	(1.68)	(0.01)	—	(0.01)
CAPITAL OPPORTUNITIES CLASS X SHARES
2003	5.50	(0.04)	2.33	2.29	—	—	—
2004	7.79	(0.03)	1.79	1.76	—	—	—
2005	9.55	(0.03)	2.19	2.16	—	—	—
2006	11.71	(0.04)	0.95	0.91	—	—	—
2007	12.62	0.04	2.41	2.45	—	—	—
2008 (f)	15.07	(0.03)	(0.84)	(0.87)	—	—	—
CLASS Y SHARES
2003	5.46	(0.05)	2.31	2.26	—	—	—
2004	7.72	(0.05)	1.78	1.73	—	—	—
2005	9.45	(0.06)	2.16	2.10	—	—	—
2006	11.55	(0.07)	0.94	0.87	—	—	—
2007	12.42	0.00	2.37	2.37	—	—	—
2008 (f)	14.79	(0.05)	(0.82)	(0.87)	—	—	—
GLOBAL EQUITY CLASS X SHARES
2003	10.56	0.04	3.62	3.66	(0.05)	—	(0.05)
2004	14.17	0.09	1.06	1.15	(0.03)	—	(0.03)
2005	15.29	0.13	1.49	1.62	(0.11)	—	(0.11)
2006	16.80	0.11	3.31	3.42	(0.14)	$(1.31)	(1.45)
2007	18.77	0.11	2.81	2.92	(0.13)	(2.82)	(2.95)
2008 (f)	18.74	0.08	(3.36)	(3.28)	(0.15)	(0.95)	(1.10)
CLASS Y SHARES
2003	10.50	0.01	3.60	3.61	(0.02)	—	(0.02)
2004	14.09	0.06	1.05	1.11	(0.01)	—	(0.01)
2005	15.19	0.09	1.47	1.56	(0.07)	—	(0.07)
2006	16.68	0.06	3.30	3.36	(0.10)	(1.31)	(1.41)
2007	18.63	0.07	2.78	2.85	(0.09)	(2.82)	(2.91)
2008 (f)	18.57	0.06	(3.33)	(3.27)	(0.10)	(0.95)	(1.05)

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
FOCUS GROWTH CLASS Y SHARES
2003		$13.96	20.25%		$46,126	0.92%		0.08%		261%
2004		15.05	7.96		43,269	0.92		0.35		134
2005		17.10	14.16		42,906	0.92		(0.19)		73
2006		17.12	0.12		36,895	0.94		(0.40)		98
2007		20.97	22.49		38,526	0.97		0.19		48
2008	(f)	19.28	(8.01	)(g)	30,524	0.97	(h)	(0.75	)(h)	17	(g)
CAPITAL OPPORTUNITIES CLASS X SHARES
2003		7.79	41.64		25,473	0.87		(0.57)		184
2004		9.55	22.59		25,408	0.90		(0.32)		118
2005		11.71	22.62		24,087	0.89		(0.33)		87
2006		12.62	7.86		19,112	0.90		(0.32)		59
2007		15.07	19.32		17,108	0.94		0.26		57
2008	(f)	14.20	(5.84	)(g)	13,936	0.95	(h)	(0.46	)(h)	16	(g)
CLASS Y SHARES
2003		7.72	41.39		11,302	1.12		(0.82)		184
2004		9.45	22.41		13,980	1.15		(0.57)		118
2005		11.55	22.22		15,897	1.14		(0.58)		87
2006		12.42	7.53		16,127	1.15		(0.57)		59
2007		14.79	19.08		18,362	1.19		0.01		57
2008	(f)	13.92	(5.95	)(g)	17,597	1.20	(h)	(0.71	)(h)	16	(g)
GLOBAL EQUITY CLASS X SHARES
2003		14.17	34.71		83,607	1.08		0.35		72
2004		15.29	8.17		73,290	1.11		0.64		48
2005		16.80	10.64		64,377	1.12		0.83		75
2006		18.77	21.59		60,727	1.05		0.60		42
2007		18.74	16.45		53,757	0.99		0.59		18
2008	(f)	14.36	(17.54	)(g)	39,555	1.02	(h)(i)	0.91	(h)(i)	16	(g)
CLASS Y SHARES
2003		14.09	34.33		7,593	1.33		0.10		72
2004		15.19	7.89		8,399	1.36		0.39		48
2005		16.68	10.32		8,975	1.37		0.58		75
2006		18.63	21.35		10,750	1.30		0.35		42
2007		18.57	16.15		11,465	1.24		0.34		18
2008	(f)	14.25	(17.64	)(g)	8,820	1.27	(h)(i)	0.66	(h)(i)	16	(g)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2003	$11.57	$(0.03)	$4.82	$4.79	—	—	—
2004	16.36	(0.03)	3.68	3.65	—	—	—
2005	20.01	(0.03)	3.78	3.75	—	—	—
2006	23.76	0.12	2.40	2.52	—	—	—
2007	26.28	0.16	5.87	6.03	$(0.12)	—	$(0.12)
2008 (f)	32.19	(0.02)	(3.11)	(3.13)	(0.19)	—	(0.19)
CLASS Y SHARES
2003	11.49	(0.07)	4.80	4.73	—	—	—
2004	16.22	(0.07)	3.64	3.57	—	—	—
2005	19.79	(0.08)	3.72	3.64	—	—	—
2006	23.43	0.05	2.38	2.43	—	—	—
2007	25.86	0.09	5.76	5.85	(0.04)	—	(0.04)
2008 (f)	31.67	(0.06)	(3.05)	(3.11)	(0.12)	—	(0.12)

  (a)  The per share amounts were computed using an average number of shares outstanding during the period.

  (b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

  (c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  (d)  Distribution from paid-in capital.

  (e)  Includes dividends of less than $0.001.

  (f)  For the six months ended June 30, 2008 (unaudited).

  (g)  Not annualized.

  (h)  Annualized.

  (i)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of 0.01%.

See Notes to Financial Statements

						RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2003		$16.36	41.40%		$53,996	0.62%		(0.20)%		193%
2004		20.01	22.31		52,359	0.64		(0.19)		135
2005		23.76	18.69		49,116	0.63		(0.15)		102
2006		26.28	10.69		41,466	0.63		0.47		65
2007		32.19	22.94		38,069	0.67		0.54		78
2008	(f)	28.87	(9.72	)(g)	30,432	0.69	(h)	(0.14	)(h)	27	(g)
CLASS Y SHARES
2003		16.22	41.17		6,798	0.87		(0.45)		193
2004		19.79	21.95		8,943	0.89		(0.44)		135
2005		23.43	18.40		10,704	0.88		(0.40)		102
2006		25.86	10.42		10,192	0.88		0.22		65
2007		31.67	22.65		12,788	0.92		0.29		78
2008	(f)	28.44	(9.83	)(g)	10,510	0.94	(h)	(0.39	)(h)	27	(g)

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Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Ronald E. Robison President and Principal Executive Officer

Kevin Klingert Vice President

Dennis F. Shea Vice President

Amy R. Doberman Vice President

Carsten Otto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Chief Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Utilities)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 20 Bank Street, Canary Wharf London, England E14 4AD

The financial statements included herein have been taken from the records of the fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member FINRA.

SELDIMSAN
IU08-04362P-Y06/08

#40474

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008